GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – 97.8%
Argentina – 0.1%
954 Vista Energy SAB de CV ADR
(Energy)* $ 47,252
Australia – 0.0%
3,537 Yancoal Australia Ltd. (Energy) 11,905
Brazil – 3.2%
55,869 Ambev SA (Consumer Staples) 136,747
66,098 B3 SA – Brasil Bolsa Balcao
(Financials) 160,862
18,716 Banco Bradesco SA (Financials) 45,647
14,822 Banco BTG Pactual SA
(Financials) 102,269
21,846 Banco do Brasil SA (Financials) 89,258
5,044 Banco Santander Brasil SA
(Financials) 26,161
8,635 BB Seguridade Participacoes
SA (Financials) 56,507
9,553 BRF SA (Consumer Staples) 33,832
7,566 Caixa Seguridade Participacoes
SA (Financials) 19,892
14,742 Centrais Eletricas Brasileiras
SA (Utilities) 107,915
5,814 Cia de Saneamento Basico do
Estado de Sao Paulo (Utilities) 119,058
9,944 Cia Paranaense de Energia
(Utilities) 20,228
14,874 Cosan SA (Energy) 21,356
2,655 CPFL Energia SA (Utilities) 18,754
5,964 CSN Mineracao SA (Materials) 5,254
8,833 Embraer SA (Industrials) 100,919
3,651 Energisa SA (Utilities) 30,255
8,112 Eneva SA (Utilities)* 19,770
2,203 Engie Brasil Energia SA
(Utilities) 15,781
14,834 Equatorial Energia SA
(Utilities) 94,847
60,288 Hapvida Participacoes e
Investimentos SA (Health
Care)*
(a)
30,081
6,367 Itau Unibanco Holding SA
(Financials) 37,066
11,808 Klabin SA (Materials) 37,719
11,015 Localiza Rent a Car SA
(Industrials) 82,554
13,377 Lojas Renner SA (Consumer
Discretionary) 42,380
13,484 Motiva Infraestrutura de
Mobilidade SA (Industrials) 31,710
10,747 Natura & Co. Holding SA
(Consumer Staples)* 19,630
2,757 Neoenergia SA (Utilities) 12,049
42,573 NU Holdings Ltd., Class A
(Financials)* 511,302
2,399 Pagseguro Digital Ltd., Class A
(Financials) 21,375
46,903 Petroleo Brasileiro SA -
Petrobras (Energy) 269,289
2,302 Porto Seguro SA (Financials) 20,911
10,333 PRIO SA (Energy)* 70,214
Shares Description Value
a
Common Stocks – (continued)
Brazil – (continued)
16,176 Raia Drogasil SA (Consumer
Staples) $ 41,907
8,479 Rede D’Or Sao Luiz SA (Health
Care)
(a)
55,885
15,666 Rumo SA (Industrials)* 51,436
2,832 StoneCo Ltd., Class A
(Financials)* 38,657
8,623 Suzano SA (Materials) 74,691
9,806 Telefonica Brasil SA
(Communication Services) 49,030
10,631 TIM SA (Communication
Services) 36,147
6,604 TOTVS SA (Information
Technology) 48,631
9,302 Ultrapar Participacoes SA
(Energy) 26,435
45,460 Vale SA (Materials) 413,197
14,335 Vibra Energia SA (Consumer
Discretionary) 50,467
18,803 WEG SA (Industrials) 138,922
4,819 XP, Inc., Class A (Financials) 93,296
3,530,293
Cayman Islands – 0.0%
4,000 HealthyWay, Inc. (Health
Care)*
(b)
17,496
Chile – 0.4%
541,808 Banco de Chile (Financials) 79,787
1,189 Banco de Credito e Inversiones
SA (Financials) 45,912
765,435 Banco Santander Chile
(Financials) 45,646
16,343 Cencosud SA (Consumer
Staples) 56,299
9,517 Cencosud Shopping SA (Real
Estate) 19,482
204,090 Cia Sud Americana de Vapores
SA (Industrials) 11,175
14,400 Empresas CMPC SA
(Materials) 23,003
5,303 Empresas Copec SA (Consumer
Discretionary) 36,465
260,339 Enel Americas SA (Utilities) 24,297
311,772 Enel Chile SA (Utilities) 22,626
9,973 Falabella SA (Consumer
Discretionary) 47,629
2,805,392 Latam Airlines Group SA
(Industrials) 53,421
5,899 Plaza SA (Real Estate) 12,856
478,598
China – 29.0%
5,735 360 Security Technology,
Inc., Class A (Information
Technology) 7,964
1,143 37 Interactive Entertainment
Network Technology Group Co.
Ltd., Class A (Communication
Services) 2,328

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
23,000 3SBio, Inc. (Health Care)*
(a)
$ 55,201
9,527 AAC Technologies Holdings,
Inc. (Information Technology) 44,284
630 Accelink Technologies Co.
Ltd., Class A (Information
Technology) 3,604
180 ACM Research Shanghai,
Inc., Class A (Information
Technology) 2,532
523 Advanced Micro-Fabrication
Equipment Inc China, Class A
(Information Technology)* 12,710
654 AECC Aero-Engine Control Co.
Ltd., Class A (Industrials) 1,766
1,857 AECC Aviation Power Co. Ltd.,
Class A (Industrials) 9,144
61,953 Agricultural Bank of China
Ltd., Class A (Financials) 47,572
390,124 Agricultural Bank of China
Ltd., Class H (Financials) 250,744
7,662 Aier Eye Hospital Group Co.
Ltd., Class A (Health Care) 13,203
405 AIMA Technology Group
Co. Ltd., Class A (Consumer
Discretionary) 2,039
8,007 Air China Ltd., Class A
(Industrials)* 8,917
23,984 Air China Ltd., Class H
(Industrials)* 18,107
2,186 Airtac International Group
(Industrials) 68,056
1,170 Aisino Corp., Class A
(Information Technology) 1,422
8,122 Akeso, Inc. (Health Care)*
(a)
86,797
201,771 Alibaba Group Holding Ltd.
(Consumer Discretionary) 2,930,762
624 All Winner Technology Co.
Ltd., Class A (Information
Technology) 3,239
11,504 Aluminum Corp. of China Ltd.,
Class A (Materials) 10,447
46,316 Aluminum Corp. of China Ltd.,
Class H (Materials) 26,993
320 Amlogic Shanghai Co.
Ltd., Class A (Information
Technology)* 2,970
1,713 An Hui Wenergy Co. Ltd., Class
A (Utilities)* 1,755
360 Andon Health Co. Ltd., Class A
(Health Care) 1,888
5,094 Angang Steel Co. Ltd., Class A
(Materials)* 1,662
19,665 Angang Steel Co. Ltd., Class H
(Materials)* 3,937
661 Angel Yeast Co. Ltd., Class A
(Consumer Staples)* 3,497
3,311 Anhui Conch Cement Co. Ltd.,
Class A (Materials) 10,680
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
14,767 Anhui Conch Cement Co. Ltd.,
Class H (Materials) $ 38,511
5,151 Anhui Expressway Co. Ltd.,
Class H (Industrials) 8,027
1,271 Anhui Gujing Distillery Co.
Ltd., Class A (Consumer
Staples) 26,570
1,620 Anhui Jianghuai Automobile
Group Corp. Ltd., Class A
(Consumer Discretionary) 8,616
275 Anhui Kouzi Distillery Co. Ltd.,
Class A (Consumer Staples) 1,380
507 Anhui Yingjia Distillery Co.
Ltd., Class A (Consumer
Staples) 2,844
161 Anjoy Foods Group Co. Ltd.,
Class A (Consumer Staples) 1,873
350 Anker Innovations Technology
Co. Ltd., Class A (Information
Technology) 4,957
16,099 ANTA Sports Products Ltd.
(Consumer Discretionary) 195,962
758 Apeloa Pharmaceutical Co.
Ltd., Class A (Health Care) 1,474
630 Asia - Potash International
Investment Guangzhou Co. Ltd.,
Class A (Materials)* 2,537
310 ASR Microelectronics Co.
Ltd., Class A (Information
Technology)* 3,241
159 Asymchem Laboratories Tianjin
Co. Ltd., Class A (Health Care) 2,080
318 Asymchem Laboratories Tianjin
Co. Ltd., Class H (Health
Care)
(a)
2,977
799 Atour Lifestyle Holdings Ltd.
ADR (Consumer Discretionary) 25,017
270 Autobio Diagnostics Co. Ltd.,
Class A (Health Care) 1,464
846 Autohome, Inc. ADR
(Communication Services) 20,744
1,299 Avary Holding Shenzhen Co.
Ltd., Class A (Information
Technology) 5,099
367 AVIC Chengdu UAS Co. Ltd.,
Class A (Industrials)* 2,343
31,813 AviChina Industry &
Technology Co. Ltd., Class H
(Industrials) 16,025
654 AVICOPTER PLC, Class A
(Industrials) 3,343
3,965 BAIC BluePark New Energy
Technology Co. Ltd., Class A
(Consumer Discretionary)* 3,981
27,304 Baidu, Inc., Class A
(Communication Services)* 284,302
253 Baimtec Material Co. Ltd.,
Class A (Industrials) 1,924

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
4,598 Baiyin Nonferrous Group Co.
Ltd., Class A (Materials) $ 1,788
16,151 Bank of Beijing Co. Ltd., Class
A (Financials) 14,129
3,065 Bank of Changsha Co. Ltd.,
Class A (Financials) 4,175
3,060 Bank of Chengdu Co. Ltd.,
Class A (Financials) 8,239
31,462 Bank of China Ltd., Class A
(Financials) 24,115
845,538 Bank of China Ltd., Class H
(Financials) 491,695
1,436 Bank of Chongqing Co. Ltd.,
Class A (Financials) 2,231
5,408 Bank of Chongqing Co. Ltd.,
Class H (Financials) 5,579
30,281 Bank of Communications Co.
Ltd., Class A (Financials) 31,956
90,199 Bank of Communications Co.
Ltd., Class H (Financials) 79,024
2,615 Bank of Guiyang Co. Ltd.,
Class A (Financials) 2,215
4,965 Bank of Hangzhou Co. Ltd.,
Class A (Financials) 11,486
14,115 Bank of Jiangsu Co. Ltd., Class
A (Financials) 21,520
8,277 Bank of Nanjing Co. Ltd., Class
A (Financials) 13,171
5,362 Bank of Ningbo Co. Ltd., Class
A (Financials) 19,887
12,124 Bank of Shanghai Co. Ltd.,
Class A (Financials) 17,811
2,615 Bank of Suzhou Co. Ltd., Class
A (Financials) 3,166
6,071 Bank of Zhengzhou Co. Ltd.,
Class A (Financials)* 1,669
14,370 Bank of Zhengzhou Co. Ltd.,
Class H (Financials)*
(a)
1,778
16,805 Baoshan Iron & Steel Co. Ltd.,
Class A (Materials) 15,728
7,052 BBMG Corp., Class A
(Materials) 1,508
28,738 BBMG Corp., Class H
(Materials) 2,492
5,498 Beijing Capital Eco-
Environment Protection Group
Co. Ltd., Class A (Utilities) 2,435
390 Beijing Compass Technology
Development Co. Ltd., Class A
(Financials)* 3,150
3,564 Beijing Dabeinong Technology
Group Co. Ltd., Class A
(Consumer Staples) 2,004
161 Beijing Easpring Material
Technology Co. Ltd., Class A
(Industrials) 848
630 Beijing E-Hualu Information
Technology Co. Ltd., Class A
(Information Technology)* 1,888
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,119 Beijing Enlight Media Co.
Ltd., Class A (Communication
Services)* $ 5,155
5,692 Beijing Enterprises Holdings
Ltd. (Utilities) 23,918
54,233 Beijing Enterprises Water
Group Ltd. (Utilities) 17,844
180 Beijing Huafeng Test & Control
Technology Co. Ltd., Class A
(Information Technology) 3,387
4,415 Beijing Jingneng Power Co.
Ltd., Class A (Utilities) 2,673
343 Beijing Kingsoft Office
Software, Inc., Class A
(Information Technology) 13,421
911 Beijing New Building Materials
PLC, Class A (Industrials) 3,627
1,983 Beijing Oriental Yuhong
Waterproof Technology Co.
Ltd., Class A (Materials) 3,076
2,460 Beijing Originwater Technology
Co. Ltd., Class A (Industrials) 1,554
70 Beijing Roborock Technology
Co. Ltd., Class A (Consumer
Discretionary) 2,211
1,359 Beijing Shiji Information
Technology Co. Ltd., Class A
(Information Technology) 1,532
1,863 Beijing Shougang Co. Ltd.,
Class A (Materials) 918
1,342 Beijing Sinnet Technology
Co. Ltd., Class A (Information
Technology) 2,426
1,405 Beijing Tiantan Biological
Products Corp. Ltd., Class A
(Health Care) 3,732
1,014 Beijing Tongrentang Co. Ltd.,
Class A (Health Care) 5,350
1,436 Beijing Ultrapower Software
Co. Ltd., Class A (Information
Technology) 2,108
516 Beijing United Information
Technology Co. Ltd., Class A
(Industrials) 1,631
530 Beijing Wantai Biological
Pharmacy Enterprise Co. Ltd.,
Class A (Health Care) 5,100
1,983 Beijing Yanjing Brewery Co.
Ltd., Class A (Consumer
Staples) 3,880
32,623 Beijing-Shanghai High Speed
Railway Co. Ltd., Class A
(Industrials) 26,545
6,220 Beiqi Foton Motor Co.
Ltd., Class A (Consumer
Discretionary)* 2,401
9,682 BeOne Medicines Ltd. (Health
Care)* 185,823

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
180 Bestechnic Shanghai Co.
Ltd., Class A (Information
Technology) $ 9,789
228 Bethel Automotive Safety
Systems Co. Ltd., Class A
(Consumer Discretionary)* 1,733
161 Betta Pharmaceuticals Co. Ltd.,
Class A (Health Care) 1,274
389 BGI Genomics Co. Ltd., Class
A (Health Care) 2,777
3,632 Bilibili, Inc., Class Z
(Communication Services)* 68,133
333 Biwin Storage Technology Co.
Ltd., Class A (Information
Technology)* 2,593
900 Bloks Group Ltd. (Consumer
Discretionary)* 17,595
523 Bloomage Biotechnology
Corp. Ltd., Class A (Consumer
Staples) 3,663
1,983 Bluefocus Intelligent
Communications Group Co.
Ltd., Class A (Communication
Services) 2,283
2,663 BOC Aviation Ltd.
(Industrials)
(a)
21,548
45,724 BOC Hong Kong Holdings Ltd.
(Financials) 193,006
1,863 BOC International China Co.
Ltd., Class A (Financials) 2,558
28,330 BOE Technology Group Co.
Ltd., Class A (Information
Technology) 14,949
37,626 Brilliance China Automotive
Holdings Ltd. (Consumer
Discretionary) 14,875
900 BTG Hotels Group Co.
Ltd., Class A (Consumer
Discretionary) 1,830
1,348 BYD Co. Ltd., Class A
(Consumer Discretionary) 65,943
14,803 BYD Co. Ltd., Class H
(Consumer Discretionary) 741,514
764 By-health Co. Ltd., Class A
(Consumer Staples) 1,239
7,674 C&D International Investment
Group Ltd. (Real Estate) 13,779
1,983 Caida Securities Co. Ltd., Class
A (Financials) 1,768
3,567 Caitong Securities Co. Ltd.,
Class A (Financials) 3,650
2,800 CALB Group Co. Ltd.
(Consumer Discretionary)*
(a)
5,749
322 Cambricon Technologies Corp.
Ltd., Class A (Information
Technology)* 26,991
640 Canmax Technologies Co. Ltd.,
Class A (Materials) 1,527
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
990 Capital Securities Co. Ltd.,
Class A (Financials) $ 2,580
642 Cathay Biotech, Inc., Class A
(Materials) 4,208
14,780 CCOOP Group Co. Ltd., Class
A (Consumer Discretionary)* 5,049
3,065 CECEP Solar Energy Co. Ltd.,
Class A (Utilities) 1,847
4,592 CECEP Wind-Power Corp.,
Class A (Utilities) 1,868
507 CETC Cyberspace Security
Technology Co. Ltd., Class A
(Information Technology) 1,132
12,244 CGN Power Co. Ltd., Class A
(Utilities) 6,240
130,785 CGN Power Co. Ltd., Class H
(Utilities)
(a)
42,864
344 Changchun High-Tech Industry
Group Co. Ltd., Class A (Health
Care)* 4,994
4,586 Changjiang Securities Co. Ltd.,
Class A (Financials) 4,171
161 Changzhou Xingyu Automotive
Lighting Systems Co.
Ltd., Class A (Consumer
Discretionary) 3,125
1,281 Chaozhou Three-Circle Group
Co. Ltd., Class A (Information
Technology) 5,817
288 Chengdu Hi-tech Development
Co. Ltd., Class A (Real Estate) 1,763
2,345 Chengdu Xingrong
Environment Co. Ltd., Class A
(Utilities) 2,380
1,170 Chifeng Jilong Gold Mining Co.
Ltd., Class A (Materials)* 4,266
2,200 Chifeng Jilong Gold Mining Co.
Ltd., Class H (Materials)* 7,785
630 China Automotive Engineering
Research Institute Co.
Ltd., Class A (Consumer
Discretionary) 1,599
2,119 China Baoan Group Co. Ltd.,
Class A (Industrials) 2,360
119,421 China Cinda Asset Management
Co. Ltd., Class H (Financials) 15,838
4,866 China CITIC Bank Corp. Ltd.,
Class A (Financials) 5,378
101,395 China CITIC Bank Corp. Ltd.,
Class H (Financials) 89,350
160,411 China CITIC Financial Asset
Management Co., Ltd., Class H
(Financials)*
(a)
17,593
2,710 China Coal Energy Co. Ltd.,
Class A (Energy) 4,030
26,771 China Coal Energy Co. Ltd.,
Class H (Energy) 29,975
1,983 China Coal Xinji Energy Co.
Ltd., Class A (Energy) 1,845

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
31,774 China Communications
Services Corp. Ltd., Class H
(Industrials) $ 18,315
7,918 China Construction Bank Corp.,
Class A (Financials) 9,928
1,194,446 China Construction Bank Corp.,
Class H (Financials) 1,072,352
3,306 China CSSC Holdings Ltd.,
Class A (Industrials) 14,079
13,239 China Eastern Airlines Corp.
Ltd., Class A (Industrials)* 7,408
27,736 China Eastern Airlines Corp.
Ltd., Class H (Industrials)*
(b)
10,611
26,095 China Energy Engineering
Corp. Ltd., Class A (Industrials) 8,080
82,609 China Energy Engineering
Corp. Ltd., Class H (Industrials) 10,640
35,282 China Everbright Bank Co. Ltd.,
Class A (Financials) 19,450
93,726 China Everbright Bank Co. Ltd.,
Class H (Financials) 43,388
44,909 China Everbright Environment
Group Ltd. (Industrials) 22,278
42,227 China Feihe Ltd. (Consumer
Staples)
(a)
32,795
1,170 China Film Co. Ltd., Class A
(Communication Services) 1,673
5,225 China First Heavy Industries
Co. Ltd., Class A (Industrials)* 1,959
4,960 China Galaxy Securities Co.
Ltd., Class A (Financials) 10,889
44,015 China Galaxy Securities Co.
Ltd., Class H (Financials) 42,547
1,863 China Great Wall Securities Co.
Ltd., Class A (Financials) 2,075
2,467 China Greatwall Technology
Group Co. Ltd., Class A
(Information Technology)* 4,988
3,335 China Hainan Rubber Industry
Group Co. Ltd., Class A
(Materials) 2,112
30,375 China Hongqiao Group Ltd.
(Materials) 54,308
1,805 China International Capital
Corp. Ltd., Class A (Financials) 8,294
18,993 China International Capital
Corp. Ltd., Class H
(Financials)
(a)
35,460
2,139 China International Marine
Containers Group Co. Ltd.,
Class A (Industrials) 2,296
5,400 China International Marine
Containers Group Co. Ltd.,
Class H (Industrials) 3,753
3,302 China Jushi Co. Ltd., Class A
(Materials) 5,186
1,509 China Life Insurance Co. Ltd.,
Class A (Financials) 8,023
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
93,902 China Life Insurance Co. Ltd.,
Class H (Financials) $ 191,359
4,862 China Literature Ltd.
(Communication Services)*
(a)
16,617
40,584 China Longyuan Power Group
Corp. Ltd., Class H (Utilities) 33,693
16,729 China Medical System Holdings
Ltd. (Health Care) 22,870
15,691 China Merchants Bank Co. Ltd.,
Class A (Financials) 94,626
47,771 China Merchants Bank Co. Ltd.,
Class H (Financials) 297,901
6,711 China Merchants Energy
Shipping Co. Ltd., Class A
(Energy) 5,638
4,028 China Merchants Expressway
Network & Technology
Holdings Co. Ltd., Class A
(Industrials) 7,087
15,166 China Merchants Port Holdings
Co. Ltd. (Industrials) 29,320
6,199 China Merchants Securities Co.
Ltd., Class A (Financials) 13,927
6,193 China Merchants Securities Co.
Ltd., Class H (Financials)
(a)
9,477
6,696 China Merchants Shekou
Industrial Zone Holdings Co.
Ltd., Class A (Real Estate) 8,071
29,860 China Minsheng Banking Corp.
Ltd., Class A (Financials) 18,036
87,973 China Minsheng Banking Corp.
Ltd., Class H (Financials) 45,212
44,511 China National Building
Material Co. Ltd., Class H
(Materials) 19,867
5,099 China National Chemical
Engineering Co. Ltd., Class A
(Industrials) 5,466
630 China National Medicines Corp.
Ltd., Class A (Health Care) 2,625
14,008 China National Nuclear Power
Co. Ltd., Class A (Utilities) 18,634
415 China National Software &
Service Co. Ltd., Class A
(Information Technology)* 2,536
14,647 China Nonferrous Mining Corp.
Ltd. (Materials) 10,759
2,857 China Northern Rare Earth
Group High-Tech Co. Ltd.,
Class A (Materials) 9,232
758 China Oilfield Services Ltd.,
Class A (Energy) 1,417
21,661 China Oilfield Services Ltd.,
Class H (Energy) 17,596
47,293 China Overseas Land &
Investment Ltd. (Real Estate) 79,610
17,239 China Overseas Property
Holdings Ltd. (Real Estate) 11,498

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
5,472 China Pacific Insurance Group
Co. Ltd., Class A (Financials) $ 26,161
32,133 China Pacific Insurance Group
Co. Ltd., Class H (Financials) 100,396
22,656 China Petroleum & Chemical
Corp., Class A (Energy) 18,184
291,968 China Petroleum & Chemical
Corp., Class H (Energy) 157,870
3,965 China Petroleum Engineering
Corp., Class A (Energy) 1,718
65,379 China Power International
Development Ltd. (Utilities) 26,680
3,708 China Railway Construction
Heavy Industry Corp. Ltd.,
Class A (Industrials) 2,039
17,199 China Railway Group Ltd.,
Class A (Industrials) 13,350
51,785 China Railway Group Ltd.,
Class H (Industrials) 23,378
5,251 China Railway Signal &
Communication Corp.
Ltd., Class A (Information
Technology) 3,660
22,827 China Railway Signal &
Communication Corp.
Ltd., Class H (Information
Technology)
(a)
9,257
758 China Rare Earth Resources
And Technology Co. Ltd., Class
A (Materials) 3,566
85,614 China Reinsurance Group
Corp., Class H (Financials) 11,027
19,102 China Resources Beer Holdings
Co. Ltd. (Consumer Staples) 61,022
4,982 China Resources Beverage
Holdings Co. Ltd. (Consumer
Staples)* 8,336
810 China Resources Double Crane
Pharmaceutical Co. Ltd., Class
A (Health Care) 2,194
11,005 China Resources Gas Group
Ltd. (Utilities) 29,332
36,650 China Resources Land Ltd.
(Real Estate) 119,650
766 China Resources
Microelectronics Ltd., Class A
(Information Technology) 5,066
7,571 China Resources Mixc Lifestyle
Services Ltd. (Real Estate)
(a)
36,061
21,966 China Resources
Pharmaceutical Group Ltd.
(Health Care)
(a)
14,426
25,813 China Resources Power
Holdings Co. Ltd. (Utilities) 67,153
985 China Resources Sanjiu
Medical & Pharmaceutical Co.
Ltd., Class A (Health Care) 5,874
102,788 China Ruyi Holdings Ltd.
(Communication Services)* 26,872
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
4,748 China Shenhua Energy Co. Ltd.,
Class A (Energy) $ 26,082
43,019 China Shenhua Energy Co. Ltd.,
Class H (Energy) 181,862
1,170 China South Publishing &
Media Group Co. Ltd., Class A
(Communication Services) 2,257
9,182 China Southern Airlines Co.
Ltd., Class A (Industrials)* 7,765
23,294 China Southern Airlines Co.
Ltd., Class H (Industrials)* 11,585
1,983 China Southern Power Grid
Energy Efficiency & Clean
Energy Co. Ltd., Class A
(Industrials) 1,366
900 China Southern Power Grid
Energy Storage Co. Ltd., Class
A (Utilities) 1,266
32,059 China State Construction
Engineering Corp. Ltd., Class A
(Industrials) 25,285
21,129 China State Construction
International Holdings Ltd.
(Industrials) 29,747
1,175 China Suntien Green Energy
Corp. Ltd., Class A (Energy) 1,302
24,347 China Suntien Green Energy
Corp. Ltd., Class H (Energy) 13,165
17,916 China Taiping Insurance
Holdings Co. Ltd. (Financials) 27,554
24,074 China Three Gorges Renewables
Group Co. Ltd., Class A
(Utilities) 14,341
1,534 China Tourism Group Duty Free
Corp. Ltd., Class A (Consumer
Discretionary) 12,906
1,196 China Tourism Group Duty Free
Corp. Ltd., Class H (Consumer
Discretionary)
(a)
7,596
59,182 China Tower Corp. Ltd., Class
H (Communication Services)
(a)
87,850
26,624 China United Network
Communications Ltd., Class A
(Communication Services) 19,816
8,166 China Vanke Co. Ltd., Class A
(Real Estate)* 7,529
29,803 China Vanke Co. Ltd., Class H
(Real Estate)* 19,497
3,965 China XD Electric Co. Ltd.,
Class A (Industrials) 3,430
18,500 China Yangtze Power Co. Ltd.,
Class A (Utilities) 77,579
507 China Zhenhua Group Science
& Technology Co. Ltd., Class A
(Information Technology) 3,233
15,389 China Zheshang Bank Co. Ltd.,
Class A (Financials) 6,881
44,843 China Zheshang Bank Co. Ltd.,
Class H (Financials) 16,412

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,080 Chinese Universe Publishing
and Media Group Co. Ltd.,
Class A (Communication
Services) $ 1,588
402 Chongqing Brewery Co. Ltd.,
Class A (Consumer Staples) 3,226
10,722 Chongqing Changan
Automobile Co. Ltd., Class A
(Consumer Discretionary)* 18,387
3,245 Chongqing Qianli Technology
Co. Ltd., Class A (Consumer
Discretionary)* 3,731
7,905 Chongqing Rural Commercial
Bank Co. Ltd., Class A
(Financials) 7,958
28,991 Chongqing Rural Commercial
Bank Co. Ltd., Class H
(Financials) 23,920
270 Chongqing Taiji Industry Group
Co. Ltd., Class A (Health Care) 796
1,732 Chongqing Zhifei Biological
Products Co. Ltd., Class A
(Health Care) 4,603
862 Chongqing Zongshen Power
Machinery Co. Ltd., Class A
(Consumer Discretionary) 2,679
1,054 Cinda Securities Co. Ltd., Class
A (Financials) 2,105
62,930 CITIC Ltd. (Industrials) 79,610
1,175 Citic Pacific Special Steel
Group Co. Ltd., Class A
(Materials) 1,855
9,452 CITIC Securities Co. Ltd., Class
A (Financials) 33,494
22,675 CITIC Securities Co. Ltd., Class
H (Financials) 57,486
14,418 CMOC Group Ltd., Class A
(Materials) 14,415
46,682 CMOC Group Ltd., Class H
(Materials) 37,386
709 CNGR Advanced Material Co.
Ltd., Class A (Industrials) 3,059
4,865 CNOOC Energy Technology &
Services Ltd., Class A (Energy) 2,790
5,069 CNPC Capital Co. Ltd., Class A
(Financials) 4,779
1,436 COFCO Capital Holdings Co.
Ltd., Class A (Energy) 2,293
1,620 COFCO Sugar Holding Co.
Ltd., Class A (Consumer
Staples) 2,092
3,348 Contemporary Amperex
Technology Co. Ltd., Class A
(Industrials) 116,223
8,156 COSCO SHIPPING
Development Co. Ltd., Class A
(Industrials) 2,854
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
45,961 COSCO SHIPPING
Development Co. Ltd., Class H
(Industrials) $ 5,685
3,057 COSCO SHIPPING Energy
Transportation Co. Ltd., Class
A (Energy) 4,287
16,440 COSCO SHIPPING Energy
Transportation Co. Ltd., Class
H (Energy) 12,831
9,763 COSCO SHIPPING Holdings
Co. Ltd., Class A (Industrials) 22,219
36,044 COSCO SHIPPING Holdings
Co. Ltd., Class H (Industrials) 62,237
27,500 Country Garden Services
Holdings Co. Ltd. (Real Estate) 23,426
20,098 CRRC Corp. Ltd., Class A
(Industrials) 20,093
56,374 CRRC Corp. Ltd., Class H
(Industrials) 36,089
2,337 CSC Financial Co. Ltd., Class A
(Financials) 7,457
12,792 CSC Financial Co. Ltd., Class H
(Financials)
(a)(b)
14,780
2,135 CSI Solar Co. Ltd., Class A
(Information Technology) 2,647
755 CSPC Innovation
Pharmaceutical Co. Ltd., Class
A (Health Care) 5,442
900 CSSC Science & Technology
Co. Ltd., Class A (Industrials) 1,528
15,298 Daqin Railway Co. Ltd., Class
A (Industrials) 14,339
648 DaShenLin Pharmaceutical
Group Co. Ltd., Class A
(Consumer Staples) 1,566
5,094 Datang International Power
Generation Co. Ltd., Class A
(Utilities) 2,256
39,475 Datang International Power
Generation Co. Ltd., Class H
(Utilities)
(b)
9,665
574 DBG Technology Co.
Ltd., Class A (Consumer
Discretionary) 2,014
2,460 DHC Software Co. Ltd., Class
A (Information Technology) 3,119
500 Digital China Group Co.
Ltd., Class A (Information
Technology) 2,575
656 Do-Fluoride New Materials Co.
Ltd., Class A (Materials)* 1,048
413 Dong-E-E-Jiao Co. Ltd., Class
A (Health Care) 3,143
1,986 Dongfang Electric Corp. Ltd.,
Class A (Industrials) 4,401
4,771 Dongfang Electric Corp. Ltd.,
Class H (Industrials) 7,301

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
26,577 Dongfeng Motor Group Co.
Ltd., Class H (Consumer
Discretionary) $ 14,743
2,490 Dongxing Securities Co. Ltd.,
Class A (Financials) 3,534
11,743 East Money Information Co.
Ltd., Class A (Financials) 33,623
1,080 Eastern Air Logistics Co. Ltd.,
Class A (Industrials) 1,969
330 Eastroc Beverage Group Co.
Ltd., Class A (Consumer
Staples) 14,663
4,595 Easyhome New Retail Group
Co. Ltd., Class A (Consumer
Discretionary) 2,029
507 Ecovacs Robotics Co.
Ltd., Class A (Consumer
Discretionary) 3,781
288 Electric Connector Technology
Co. Ltd., Class A (Information
Technology)* 1,765
270 Empyrean Technology Co.
Ltd., Class A (Information
Technology) 4,764
9,413 ENN Energy Holdings Ltd.
(Utilities) 75,265
1,740 ENN Natural Gas Co. Ltd.,
Class A (Utilities) 4,581
805 Eoptolink Technology, Inc.
Ltd., Class A (Information
Technology) 9,867
1,620 Eve Energy Co. Ltd., Class A
(Industrials) 10,136
3,197 Everbright Securities Co. Ltd.,
Class A (Financials) 7,223
3,785 Everbright Securities Co. Ltd.,
Class H (Financials)
(a)
3,437
7,995 Everdisplay Optronics Shanghai
Co. Ltd., Class A (Information
Technology)* 2,609
3,713 Fangda Carbon New Material
Co. Ltd., Class A (Industrials) 2,382
27,488 Far East Horizon Ltd.
(Financials) 21,243
850 Farasis Energy Gan Zhou Co.
Ltd., Class A (Industrials)* 1,518
1,878 FAW Jiefang Group Co. Ltd.,
Class A (Industrials) 1,875
900 Fiberhome Telecommunication
Technologies Co. Ltd., Class A
(Information Technology) 2,509
3,564 First Capital Securities Co. Ltd.,
Class A (Financials) 3,281
884 Flat Glass Group Co. Ltd., Class
A (Information Technology) 1,764
6,001 Flat Glass Group Co. Ltd., Class
H (Information Technology) 6,375
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
12,023 Focus Media Information
Technology Co. Ltd., Class A
(Communication Services) $ 12,471
3,327 Foshan Haitian Flavouring
& Food Co. Ltd., Class A
(Consumer Staples) 20,521
6,580 Founder Securities Co. Ltd.,
Class A (Financials) 6,953
8,284 Foxconn Industrial Internet
Co. Ltd., Class A (Information
Technology) 21,775
1,620 Fujian Funeng Co. Ltd., Class A
(Utilities) 2,207
380 Fujian Kuncai Material
Technology Co. Ltd., Class A
(Materials) 1,015
779 Fujian Sunner Development
Co. Ltd., Class A (Consumer
Staples) 1,629
9,305 Full Truck Alliance Co. Ltd.
ADR (Industrials) 108,217
1,509 Fuyao Glass Industry Group
Co. Ltd., Class A (Consumer
Discretionary) 12,147
7,723 Fuyao Glass Industry Group
Co. Ltd., Class H (Consumer
Discretionary)
(a)
55,203
1,293 GalaxyCore, Inc., Class A
(Information Technology) 2,831
270 Gan & Lee Pharmaceuticals Co.
Ltd., Class A (Health Care) 2,043
1,012 Ganfeng Lithium Group Co.
Ltd., Class A (Materials) 4,241
5,456 Ganfeng Lithium Group Co.
Ltd., Class H (Materials)
(a)
13,359
90 G-bits Network Technology
Xiamen Co. Ltd., Class A
(Communication Services) 3,144
15,391 GD Power Development Co.
Ltd., Class A (Utilities) 9,767
11,420 GDS Holdings Ltd., Class A
(Information Technology)*
(b)
34,443
3,815 GEM Co. Ltd., Class A
(Industrials) 3,210
3,447 Gemdale Corp., Class A (Real
Estate) 1,843
15,533 Genscript Biotech Corp. (Health
Care)* 25,395
600 Geovis Technology Co.
Ltd., Class A (Information
Technology) 2,748
5,092 GF Securities Co. Ltd., Class A
(Financials) 11,518
13,703 GF Securities Co. Ltd., Class H
(Financials) 19,292
5,663 Giant Biogene Holding Co. Ltd.
(Consumer Staples)
(a)
51,275

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,620 Giant Network Group Co.
Ltd., Class A (Communication
Services) $ 3,248
403 GigaDevice Semiconductor,
Inc., Class A (Information
Technology)* 6,284
292 Ginlong Technologies Co. Ltd.,
Class A (Industrials) 2,072
900 Glarun Technology Co.
Ltd., Class A (Information
Technology) 3,224
900 Glodon Co. Ltd., Class A
(Information Technology) 1,708
2,605 GoerTek, Inc., Class A
(Information Technology) 7,564
2,489 Goldwind Science &
Technology Co. Ltd., Class A
(Industrials) 3,197
10,905 Goldwind Science &
Technology Co. Ltd., Class H
(Industrials) 8,455
454 Goneo Group Co. Ltd., Class A
(Industrials) 4,463
1,014 Gotion High-tech Co. Ltd.,
Class A (Industrials) 3,448
1,760 Great Wall Motor Co.
Ltd., Class A (Consumer
Discretionary) 5,506
29,513 Great Wall Motor Co.
Ltd., Class H (Consumer
Discretionary)* 45,841
4,210 Gree Electric Appliances, Inc.
of Zhuhai, Class A (Consumer
Discretionary) 27,137
8,020 Greenland Holdings Corp. Ltd.,
Class A (Real Estate)* 1,860
14,035 Greentown China Holdings Ltd.
(Real Estate) 17,039
1,983 GRG Banking Equipment Co.
Ltd., Class A (Information
Technology) 3,343
1,620 Guangdong Electric Power
Development Co. Ltd., Class A
(Utilities) 1,170
1,143 Guangdong Haid Group Co.
Ltd., Class A (Consumer
Staples) 9,620
2,345 Guangdong HEC Technology
Holding Co. Ltd., Class A
(Materials) 3,084
35,865 Guangdong Investment Ltd.
(Utilities) 29,180
5,607 Guanghui Energy Co. Ltd.,
Class A (Energy) 4,617
4,325 Guangshen Railway Co. Ltd.,
Class A (Industrials) 1,826
18,406 Guangshen Railway Co. Ltd.,
Class H (Industrials) 4,225
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,532 Guangxi Liugong Machinery
Co. Ltd., Class A (Industrials) $ 2,112
3,872 Guangzhou Automobile Group
Co. Ltd., Class A (Consumer
Discretionary) 4,151
32,540 Guangzhou Automobile Group
Co. Ltd., Class H (Consumer
Discretionary) 11,370
1,620 Guangzhou Baiyun
International Airport Co. Ltd.,
Class A (Industrials) 2,148
1,006 Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd., Class A (Health Care) 3,776
3,077 Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd., Class H (Health Care) 6,843
1,620 Guangzhou Haige
Communications Group, Inc.
Co., Class A (Information
Technology) 3,068
402 Guangzhou Kingmed
Diagnostics Group Co. Ltd.,
Class A (Health Care) 1,620
413 Guangzhou Shiyuan Electronic
Technology Co. Ltd., Class A
(Information Technology)* 1,894
1,611 Guangzhou Tinci Materials
Technology Co. Ltd., Class A
(Materials) 3,769
2,150 Guangzhou Yuexiu Capital
Holdings Group Co. Ltd., Class
A (Financials)* 1,920
316 Guobo Electronics Co.
Ltd., Class A (Information
Technology) 2,506
3,728 Guolian Minsheng Securities
Co. Ltd., Class A (Financials) 5,130
5,550 Guolian Minsheng Securities
Co. Ltd., Class H (Financials) 2,576
3,842 Guosen Securities Co. Ltd.,
Class A (Financials) 5,991
1,246 Guosheng Financial Holding,
Inc., Class A (Financials)* 2,092
9,866 Guotai Haitong Securities Co.
Ltd., Class A (Financials) 23,536
25,138 Guotai Haitong Securities Co.
Ltd., Class H (Financials)
(a)
35,584
3,816 Guoyuan Securities Co. Ltd.,
Class A (Financials) 4,001
2,364 H World Group Ltd. ADR
(Consumer Discretionary) 83,378
21,929 Haidilao International Holding
Ltd. (Consumer Discretionary)
(a)
42,171
5,095 Haier Smart Home Co.
Ltd., Class A (Consumer
Discretionary) 17,715

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
29,504 Haier Smart Home Co.
Ltd., Class H (Consumer
Discretionary) $ 86,538
34,426 Hainan Airlines Holding Co.
Ltd., Class A (Industrials)* 6,453
9,193 Hainan Airport Infrastructure
Co. Ltd., Class A (Real Estate)* 4,404
630 Haisco Pharmaceutical Group
Co. Ltd., Class A (Health Care) 4,006
7,630 Haitian International Holdings
Ltd. (Industrials) 18,604
635 Han’s Laser Technology
Industry Group Co. Ltd., Class
A (Industrials) 2,027
885 Hangcha Group Co. Ltd., Class
A (Industrials) 2,373
2,460 Hangzhou Binjiang Real Estate
Group Co. Ltd., Class A (Real
Estate) 3,201
507 Hangzhou Chang Chuan
Technology Co. Ltd., Class A
(Information Technology) 2,898
2,102 Hangzhou First Applied
Material Co. Ltd., Class A
(Information Technology) 3,538
900 Hangzhou GreatStar Industrial
Co., Ltd., Class A (Consumer
Discretionary) 2,947
2,600 Hangzhou Iron & Steel Co.,
Class A (Materials) 3,217
507 Hangzhou Lion
Microelectronics Co. Ltd., Class
A (Information Technology)* 1,667
758 Hangzhou Oxygen Plant Group
Co. Ltd., Class A (Materials) 2,002
641 Hangzhou Robam Appliances
Co. Ltd., Class A (Consumer
Discretionary) 1,761
758 Hangzhou Silan
Microelectronics Co. Ltd., Class
A (Information Technology)* 2,528
519 Hangzhou Tigermed Consulting
Co. Ltd., Class A (Health Care) 3,570
1,740 Hangzhou Tigermed Consulting
Co. Ltd., Class H (Health
Care)
(a)
7,245
13,816 Hansoh Pharmaceutical Group
Co. Ltd. (Health Care)
(a)
45,545
507 Haohua Chemical Science &
Technology Co. Ltd., Class A
(Materials) 1,687
630 Hebei Hengshui Laobaigan
Liquor Co. Ltd., Class A
(Consumer Staples) 1,493
380 Hebei Sinopack Electronic
Technology Co. Ltd., Class A
(Information Technology) 2,526
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
900 Hebei Yangyuan Zhihui
Beverage Co. Ltd., Class A
(Consumer Staples) $ 3,056
630 Hefei Meiya Optoelectronic
Technology, Inc., Class A
(Industrials) 1,529
1,170 Heilongjiang Agriculture
Co. Ltd., Class A (Consumer
Staples) 2,336
1,080 Henan Pinggao Electric Co.
Ltd., Class A (Industrials) 2,302
1,863 Henan Shenhuo Coal Industry
& Electricity Power Co. Ltd.,
Class A (Materials) 4,271
2,460 Henan Shuanghui Investment &
Development Co. Ltd., Class A
(Consumer Staples) 8,318
7,752 Hengan International Group Co.
Ltd. (Consumer Staples) 21,007
1,175 Hengdian Group DMEGC
Magnetics Co. Ltd., Class A
(Information Technology) 2,105
5,099 Hengli Petrochemical Co. Ltd.,
Class A (Materials)* 10,727
1,863 Hengtong Optic-electric Co.
Ltd., Class A (Information
Technology) 3,880
3,562 Hengyi Petrochemical Co. Ltd.,
Class A (Materials) 2,973
8,289 Hesteel Co. Ltd., Class A
(Materials) 2,521
720 Hisense Home Appliances
Group Co. Ltd., Class A
(Consumer Discretionary) 2,790
4,449 Hisense Home Appliances
Group Co. Ltd., Class H
(Consumer Discretionary)
(b)
14,695
900 Hisense Visual Technology
Co. Ltd., Class A (Consumer
Discretionary) 2,983
384 Hithink RoyalFlush Information
Network Co. Ltd., Class A
(Financials) 13,192
2,615 HLA Group Corp. Ltd., Class A
(Consumer Discretionary) 2,607
1,620 Hongta Securities Co. Ltd.,
Class A (Financials) 1,829
67,822 Horizon Robotics (Information
Technology)* 61,581
507 Hoshine Silicon Industry Co.
Ltd., Class A (Materials) 3,448
180 Hoymiles Power Electronics,
Inc., Class A (Industrials) 2,490
9,780 Hua Hong Semiconductor Ltd.
(Information Technology)
(a)(b)
39,412
302 Hua Hong Semiconductor
Ltd., Class A (Information
Technology) 2,008

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
3,695 Huaan Securities Co. Ltd., Class
A (Financials) $ 2,812
5,493 Huadian Power International
Corp. Ltd., Class A (Utilities) 4,462
24,752 Huadian Power International
Corp. Ltd., Class H (Utilities) 14,362
1,281 Huadong Medicine Co. Ltd.,
Class A (Health Care) 7,951
3,941 Huafon Chemical Co. Ltd.,
Class A (Materials) 3,688
630 Huagong Tech Co. Ltd., Class A
(Information Technology) 3,691
1,863 Huaibei Mining Holdings Co.
Ltd., Class A (Materials) 3,216
1,172 Hualan Biological Engineering,
Inc., Class A (Health Care) 2,622
270 Huali Industrial Group Co.
Ltd., Class A (Consumer
Discretionary) 1,984
4,066 Huaneng Lancang River
Hydropower, Inc., Class A
(Utilities) 5,685
6,095 Huaneng Power International,
Inc., Class A (Utilities) 6,119
53,960 Huaneng Power International,
Inc., Class H (Utilities) 34,131
384 Huaqin Technology Co.
Ltd., Class A (Information
Technology) 3,536
5,555 Huatai Securities Co. Ltd.,
Class A (Financials) 12,928
16,583 Huatai Securities Co. Ltd.,
Class H (Financials)
(a)
27,957
2,353 Huaxi Securities Co. Ltd., Class
A (Financials) 2,689
10,678 Huaxia Bank Co. Ltd., Class A
(Financials) 11,165
270 Huaxia Eye Hospital Group Co.
Ltd., Class A (Health Care) 707
1,014 Huaxin Cement Co. Ltd., Class
A (Materials) 1,739
2,800 Huaxin Cement Co. Ltd., Class
H (Materials) 2,989
2,461 Huayu Automotive Systems
Co. Ltd., Class A (Consumer
Discretionary) 6,185
720 Hubei Dinglong Co. Ltd., Class
A (Materials)* 2,776
3,311 Hubei Energy Group Co. Ltd.,
Class A (Utilities) 2,138
270 Hubei Feilihua Quartz Glass Co.
Ltd., Class A (Materials) 1,679
630 Hubei Jumpcan Pharmaceutical
Co. Ltd., Class A (Health Care) 2,364
758 Hubei Xingfa Chemicals Group
Co. Ltd., Class A (Materials) 2,200
507 Huizhou Desay Sv Automotive
Co. Ltd., Class A (Consumer
Discretionary) 7,783
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,014 Humanwell Healthcare Group
Co. Ltd., Class A (Health Care) $ 3,123
900 Hunan Gold Corp. Ltd., Class A
(Materials) 2,803
6,204 Hunan Valin Steel Co. Ltd.,
Class A (Materials) 4,118
540 Hunan Yuneng New Energy
Battery Material Co. Ltd., Class
A (Industrials) 2,064
1,489 Hundsun Technologies,
Inc., Class A (Information
Technology) 5,440
268 Hwatsing Technology Co.
Ltd., Class A (Information
Technology) 5,501
1,742 Hygon Information Technology
Co. Ltd., Class A (Information
Technology) 32,928
1,342 Hytera Communications Corp.
Ltd., Class A (Information
Technology)* 2,098
1,014 IEIT Systems Co. Ltd., Class A
(Information Technology) 6,892
1,861 Iflytek Co. Ltd., Class A
(Information Technology) 11,895
630 IKD Co. Ltd., Class A
(Consumer Discretionary) 1,352
228 Imeik Technology Development
Co. Ltd., Class A (Health Care) 5,382
48,084 Industrial & Commercial
Bank of China Ltd., Class A
(Financials) 47,205
860,277 Industrial & Commercial
Bank of China Ltd., Class H
(Financials) 626,430
15,871 Industrial Bank Co. Ltd., Class
A (Financials) 49,894
5,591 Industrial Securities Co. Ltd.,
Class A (Financials) 4,464
1,700 INESA Intelligent Tech,
Inc., Class A (Information
Technology) 4,735
161 Ingenic Semiconductor Co.
Ltd., Class A (Information
Technology)* 1,418
38,409 Inner Mongolia BaoTou
Steel Union Co. Ltd., Class A
(Materials)* 9,280
3,057 Inner Mongolia Berun Chemical
Co. Ltd., Class A (Materials)* 2,135
1,620 Inner Mongolia Dian Tou
Energy Corp. Ltd., Class A
(Energy) 4,452
1,130 Inner Mongolia ERDOS
Resources Co. Ltd., Class A
(Materials) 1,461

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
6,940 Inner Mongolia Junzheng
Energy & Chemical Industry
Group Co. Ltd., Class A
(Materials) $ 5,127
5,225 Inner Mongolia MengDian
HuaNeng Thermal Power Corp.
Ltd., Class A (Utilities) 2,931
1,440 Inner Mongolia Xingye
Silver&Tin Mining Co. Ltd.,
Class A (Materials) 2,645
5,217 Inner Mongolia Yili Industrial
Group Co. Ltd., Class A
(Consumer Staples) 21,950
2,558 Inner Mongolia Yitai Coal Co.
Ltd., Class H (Energy)*
(c)
—
2,900 InnoScience Suzhou Technology
Holding Co. Ltd., Class H
(Information Technology)* 13,166
15,668 Innovent Biologics, Inc. (Health
Care)*
(a)
123,781
6,238 iQIYI, Inc. ADR
(Communication Services)* 9,981
180 iRay Group, Class A (Health
Care) 3,281
2,795 IRICO Display Devices Co.
Ltd., Class A (Information
Technology)* 2,383
693 Isoftstone Information
Technology Group Co.
Ltd., Class A (Information
Technology) 5,023
2,615 JA Solar Technology Co.
Ltd., Class A (Information
Technology)* 3,319
519 Jafron Biomedical Co. Ltd.,
Class A (Health Care) 1,573
641 Jason Furniture Hangzhou
Co. Ltd., Class A (Consumer
Discretionary) 2,225
1,175 JCET Group Co. Ltd., Class A
(Information Technology) 5,247
450 JCHX Mining Management Co.
Ltd., Class A (Materials) 2,444
12,662 JD Health International, Inc.
(Consumer Staples)*
(a)
64,831
22,989 JD Logistics, Inc.
(Industrials)*
(a)
36,470
35,947 JD.com, Inc., Class A
(Consumer Discretionary) 590,900
2,204 Jiangsu Changshu Rural
Commercial Bank Co. Ltd.,
Class A (Financials)* 2,424
5,113 Jiangsu Eastern Shenghong Co.
Ltd., Class A (Materials) 6,035
758 Jiangsu Expressway Co. Ltd.,
Class A (Industrials) 1,722
15,393 Jiangsu Expressway Co. Ltd.,
Class H (Industrials) 19,610
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
3,481 Jiangsu Financial Leasing Co.
Ltd., Class A (Financials) $ 2,886
1,008 Jiangsu Hengli Hydraulic Co.
Ltd., Class A (Industrials) 9,535
4,994 Jiangsu Hengrui
Pharmaceuticals Co. Ltd., Class
A (Health Care) 37,960
630 Jiangsu Hoperun Software
Co. Ltd., Class A (Information
Technology)* 4,403
574 Jiangsu Jiejie Microelectronics
Co. Ltd., Class A (Information
Technology) 2,301
779 Jiangsu King's Luck Brewery
JSC Ltd., Class A (Consumer
Staples) 4,769
630 Jiangsu Nhwa Pharmaceutical
Co. Ltd., Class A (Health Care) 2,022
405 Jiangsu Pacific Quartz Co.
Ltd., Class A (Information
Technology)* 1,688
1,620 Jiangsu Phoenix Publishing
& Media Corp. Ltd., Class A
(Communication Services) 2,648
270 Jiangsu Xinquan Automotive
Trim Co. Ltd., Class A
(Consumer Discretionary) 1,771
1,148 Jiangsu Yanghe Distillery
Co. Ltd., Class A (Consumer
Staples) 10,473
275 Jiangsu Yangnong Chemical Co.
Ltd., Class A (Materials) 2,107
270 Jiangsu Yoke Technology Co.
Ltd., Class A (Materials) 1,965
641 Jiangsu Yuyue Medical
Equipment & Supply Co. Ltd.,
Class A (Health Care) 3,364
2,460 Jiangsu Zhongtian Technology
Co. Ltd., Class A (Industrials) 4,547
1,490 Jiangxi Copper Co. Ltd., Class
A (Materials) 4,397
13,119 Jiangxi Copper Co. Ltd., Class
H (Materials) 23,221
300 Jiangxi Lianchuang
Optoelectronic Science &
Technology Co. Ltd., Class A
(Information Technology) 2,539
6,898 Jiangxi Zhengbang Technology
Co. Ltd., Class A (Consumer
Staples)* 2,701
1,983 Jinduicheng Molybdenum Co.
Ltd., Class A (Materials) 2,905
5,116 Jinko Solar Co. Ltd., Class A
(Information Technology) 3,694
1,260 Jinneng Holding Shanxi Coal
Industry Co. Ltd., Class A
(Energy) 2,126
161 JiuGui Liquor Co. Ltd., Class A
(Consumer Staples) 939

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,345 Jizhong Energy Resources Co.
Ltd., Class A (Energy) $ 2,182
900 JL Mag Rare-Earth Co. Ltd.,
Class A (Industrials) 2,483
1,724 JL Mag Rare-Earth Co. Ltd.,
Class H (Industrials) 3,131
1,170 Joincare Pharmaceutical Group
Industry Co. Ltd., Class A
(Health Care) 1,811
4,433 Jointown Pharmaceutical Group
Co. Ltd., Class A (Health Care) 3,201
507 Jonjee Hi-Tech Industrial And
Commercial Holding Co. Ltd.,
Class A (Consumer Staples)* 1,314
1,611 Juneyao Airlines Co. Ltd., Class
A (Industrials) 3,114
7,570 J-Yuan Trust Co. Ltd., Class A
(Financials)* 2,817
10,346 Kangmei Pharmaceutical Co.
Ltd., Class A (Health Care)* 2,830
3,673 Kanzhun Ltd. ADR
(Communication Services)* 62,294
8,654 KE Holdings, Inc. ADR (Real
Estate) 159,753
270 Keboda Technology Co.
Ltd., Class A (Consumer
Discretionary) 2,010
1,611 Keda Industrial Group Co. Ltd.,
Class A (Industrials) 2,304
36,855 Kingdee International Software
Group Co. Ltd. (Information
Technology)* 57,810
1,983 Kingfa Sci & Tech Co. Ltd.,
Class A (Materials) 2,825
1,620 Kingnet Network Co. Ltd.,
Class A (Communication
Services) 3,583
24,000 Kingsoft Cloud Holdings Ltd.
(Information Technology)* 18,853
11,524 Kingsoft Corp. Ltd.
(Communication Services)* 49,085
35,665 Kuaishou Technology
(Communication Services)*
(a)
242,419
1,752 Kuang-Chi Technologies Co.
Ltd., Class A (Industrials) 10,792
44,989 Kunlun Energy Co. Ltd.
(Utilities) 45,037
900 Kunlun Tech Co. Ltd., Class A
(Communication Services) 4,177
936 Kweichow Moutai Co. Ltd.,
Class A (Consumer Staples) 197,815
1,440 Lao Feng Xiang Co. Ltd., Class
A (Consumer Discretionary) 10,284
354 Laopu Gold Co. Ltd., Class H
(Consumer Discretionary)
(b)
39,591
1,878 LB Group Co. Ltd., Class A
(Materials) 4,311
97,758 Lenovo Group Ltd. (Information
Technology) 112,699
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
3,963 Lens Technology Co. Ltd., Class
A (Information Technology) $ 11,154
5,078 Leo Group Co. Ltd., Class A
(Communication Services) 2,553
1,611 Lepu Medical Technology
Beijing Co. Ltd., Class A
(Health Care) 2,573
507 Levima Advanced Materials
Corp., Class A (Materials) 1,064
14,904 Li Auto, Inc., Class A
(Consumer Discretionary)* 213,442
29,438 Li Ning Co. Ltd. (Consumer
Discretionary) 56,236
11,769 Liaoning Port Co. Ltd., Class A
(Industrials) 2,419
5,607 Lingyi iTech Guangdong
Co., Class A (Information
Technology) 6,275
275 Livzon Pharmaceutical Group,
Inc., Class A (Health Care) 1,390
1,929 Livzon Pharmaceutical Group,
Inc., Class H (Health Care) 7,146
26,862 Longfor Group Holdings Ltd.
(Real Estate)
(a)
33,674
6,094 LONGi Green Energy
Technology Co. Ltd., Class A
(Information Technology) 12,168
272 Loongson Technology Corp.
Ltd., Class A (Information
Technology)* 4,890
2,329 Lufax Holding Ltd. ADR
(Financials) 6,824
1,611 Luxi Chemical Group Co. Ltd.,
Class A (Materials) 2,338
5,757 Luxshare Precision Industry
Co. Ltd., Class A (Information
Technology) 24,302
1,009 Luzhou Laojiao Co. Ltd., Class
A (Consumer Staples) 16,381
4,502 Maanshan Iron & Steel Co.
Ltd., Class A (Materials)* 2,138
17,242 Maanshan Iron & Steel Co.
Ltd., Class H (Materials)* 3,870
1,266 Mango Excellent Media Co.
Ltd., Class A (Communication
Services) 3,931
1,400 Mao Geping Cosmetics Co. Ltd.
(Consumer Staples) 19,710
390 Maxscend Microelectronics
Co. Ltd., Class A (Information
Technology) 3,816
2,345 Meihua Holdings Group Co.
Ltd., Class A (Materials) 3,412
3,311 Meinian Onehealth Healthcare
Holdings Co. Ltd., Class A
(Health Care) 2,382
68,659 Meituan, Class B (Consumer
Discretionary)*
(a)
1,208,300

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
15,747 Metallurgical Corp. of China
Ltd., Class A (Industrials) $ 6,407
40,428 Metallurgical Corp. of China
Ltd., Class H (Industrials) 7,888
321 MGI Tech Co. Ltd., Class A
(Health Care)* 3,143
5,408 Midea Group Co. Ltd., Class A
(Consumer Discretionary)* 59,369
5,460 Midea Group Co. Ltd., Class H
(Consumer Discretionary)* 57,374
1,611 Ming Yang Smart Energy Group
Ltd., Class A (Industrials) 2,248
6,010 MINISO Group Holding Ltd.
(Consumer Discretionary) 25,982
3,335 Minmetals Capital Co. Ltd.,
Class A (Financials) 2,450
9,447 Minth Group Ltd. (Consumer
Discretionary)* 25,601
500 Mixue Group (Consumer
Discretionary)* 34,655
50,547 MMG Ltd. (Materials)* 18,758
766 Montage Technology Co.
Ltd., Class A (Information
Technology) 8,118
4,081 Muyuan Foods Co. Ltd., Class
A (Consumer Staples) 22,916
4,865 Nanjing Iron & Steel Co. Ltd.,
Class A (Materials) 2,878
1,006 Nanjing King-Friend
Biochemical Pharmaceutical
Co. Ltd., Class A (Health Care) 1,573
2,615 Nanjing Securities Co. Ltd.,
Class A (Financials) 2,814
6,580 NARI Technology Co. Ltd.,
Class A (Industrials) 20,275
1,943 National Silicon Industry Group
Co. Ltd., Class A (Information
Technology) 4,997
365 NAURA Technology Group
Co. Ltd., Class A (Information
Technology) 21,214
1,863 NavInfo Co. Ltd., Class A
(Information Technology)* 2,201
810 NetEase Cloud Music, Inc.
(Communication Services)*
(a)
21,816
22,368 NetEase, Inc. (Communication
Services) 543,971
1,460 New China Life Insurance Co.
Ltd., Class A (Financials) 10,197
11,698 New China Life Insurance Co.
Ltd., Class H (Financials) 47,812
3,815 New Hope Liuhe Co. Ltd.,
Class A (Consumer Staples)* 5,075
17,649 New Oriental Education
& Technology Group, Inc.
(Consumer Discretionary) 83,726
800 Newland Digital Technology
Co. Ltd., Class A (Information
Technology) 3,451
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,369 Nexchip Semiconductor
Corp., Class A (Information
Technology)* $ 3,872
1,030 Ninestar Corp., Class A
(Information Technology)* 3,089
563 Ningbo Deye Technology Co.
Ltd., Class A (Industrials) 6,440
900 Ningbo Joyson Electronic
Corp., Class A (Consumer
Discretionary) 2,221
507 Ningbo Orient Wires & Cables
Co. Ltd., Class A (Industrials) 3,359
900 Ningbo Sanxing Medical
Electric Co. Ltd., Class A
(Industrials) 2,749
1,611 Ningbo Shanshan Co. Ltd.,
Class A (Materials) 1,709
1,279 Ningbo Tuopu Group Co.
Ltd., Class A (Consumer
Discretionary) 8,756
4,586 Ningbo Zhoushan Port Co. Ltd.,
Class A (Industrials) 2,299
5,116 Ningxia Baofeng Energy Group
Co. Ltd., Class A (Materials) 11,366
19,610 NIO, Inc. ADR (Consumer
Discretionary)*
(b)
69,419
22,816 Nongfu Spring Co. Ltd., Class
H (Consumer Staples)
(a)
111,730
900 North Industries Group Red
Arrow Co. Ltd., Class A
(Industrials) 2,080
3,335 Offshore Oil Engineering Co.
Ltd., Class A (Energy) 2,422
2,460 OFILM Group Co. Ltd., Class A
(Information Technology)* 4,014
2,956 Onewo, Inc., Class H (Real
Estate) 7,634
159 Oppein Home Group,
Inc., Class A (Consumer
Discretionary) 1,361
5,113 Orient Securities Co. Ltd., Class
A (Financials) 6,624
12,285 Orient Securities Co. Ltd., Class
H (Financials)
(a)
7,473
2,615 Oriental Pearl Group Co. Ltd.,
Class A (Communication
Services) 2,658
507 Ovctek China, Inc., Class A
(Health Care) 1,068
5,225 Pacific Securities Co. Ltd.
(The), Class A (Financials)* 2,605
540 Pacific Shuanglin Bio-
pharmacy Co. Ltd., Class A
(Health Care) 1,659
7,649 Pangang Group Vanadium
Titanium & Resources Co. Ltd.,
Class A (Materials)* 2,655
8,398 PDD Holdings, Inc. ADR
(Consumer Discretionary)* 810,491

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
630 People.cn Co. Ltd., Class A
(Communication Services) $ 1,734
6,458 People’s Insurance Co. Group
of China Ltd. (The), Class A
(Financials) 7,416
112,008 People's Insurance Co. Group
of China Ltd. (The), Class H
(Financials) 73,276
1,611 Perfect World Co. Ltd., Class A
(Communication Services) 3,007
17,951 PetroChina Co. Ltd., Class A
(Energy) 20,664
267,714 PetroChina Co. Ltd., Class H
(Energy) 224,986
900 Pharmaron Beijing Co. Ltd.,
Class A (Health Care) 2,979
3,808 Pharmaron Beijing Co. Ltd.,
Class H (Health Care)
(a)
7,420
86,880 PICC Property & Casualty Co.
Ltd., Class H (Financials) 165,527
14,990 Ping An Bank Co. Ltd., Class A
(Financials) 24,062
8,285 Ping An Insurance Group Co. of
China Ltd., Class A (Financials) 61,295
82,319 Ping An Insurance Group Co. of
China Ltd., Class H (Financials) 484,473
1,863 Pingdingshan Tianan Coal
Mining Co. Ltd., Class A
(Energy)* 2,173
266 Piotech, Inc., Class A
(Information Technology) 5,445
9,948 Poly Developments and
Holdings Group Co. Ltd., Class
A (Real Estate) 11,230
2,060 Poly Property Services Co. Ltd.,
Class H (Real Estate)*
(b)
8,026
1,592 Pony AI, Inc. ADR (Information
Technology)*
(b)
30,662
8,052 Pop Mart International Group
Ltd. (Consumer Discretionary)
(a)
226,315
20,702 Postal Savings Bank of China
Co. Ltd., Class A (Financials) 15,322
113,482 Postal Savings Bank of China
Co. Ltd., Class H (Financials)
(a)
73,807
12,855 Power Construction Corp. of
China Ltd., Class A (Industrials) 8,425
288 Proya Cosmetics Co. Ltd., Class
A (Consumer Staples) 3,550
642 Qi An Xin Technology Group,
Inc., Class A (Information
Technology)* 2,689
1,280 Qifu Technology, Inc. ADR
(Financials) 52,608
3,695 Qilu Bank Co. Ltd., Class A
(Financials) 3,407
885 Qingdao Sentury Tire Co.
Ltd., Class A (Consumer
Discretionary) 2,284
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
810 Qingdao TGOOD Electric Co.
Ltd., Class A (Industrials) $ 2,492
4,592 Qinghai Salt Lake Industry Co.
Ltd., Class A (Materials)* 10,100
600 Qunabox Group Ltd.
(Communication Services)* 6,504
6,580 Quzhou Xin'an Development
Co. Ltd., Class A (Real Estate)* 2,348
900 Range Intelligent Computing
Technology Group Co.
Ltd., Class A (Information
Technology) 5,365
523 Raytron Technology Co.
Ltd., Class A (Information
Technology) 4,415
96 RoboTechnik Intelligent
Technology Co. Ltd., Class A
(Industrials) 1,787
257 Rockchip Electronics Co.
Ltd., Class A (Information
Technology) 5,150
7,054 Rongsheng Petrochemical Co.
Ltd., Class A (Materials) 8,414
6,206 SAIC Motor Corp. Ltd., Class A
(Consumer Discretionary) 13,969
2,345 Sailun Group Co. Ltd., Class A
(Consumer Discretionary) 4,077
3,695 Sanan Optoelectronics Co.
Ltd., Class A (Information
Technology) 6,378
338 Sangfor Technologies,
Inc., Class A (Information
Technology) 4,191
14,485 Sany Heavy Equipment
International Holdings Co. Ltd.
(Industrials) 11,693
6,948 Sany Heavy Industry Co. Ltd.,
Class A (Industrials) 18,167
2,014 Satellite Chemical Co. Ltd.,
Class A (Materials)* 4,679
4,865 SDIC Capital Co. Ltd., Class A
(Financials) 4,709
5,498 SDIC Power Holdings Co. Ltd.,
Class A (Utilities) 11,955
3,965 Sealand Securities Co. Ltd.,
Class A (Financials) 2,054
1,634 Seazen Holdings Co. Ltd., Class
A (Real Estate)* 2,859
317,015 SenseTime Group, Inc., Class
B (Information Technology)*
(a)(b)
56,599
7,088 Sensteed Hi-tech Group, Class
A (Consumer Discretionary)* 2,096
1,170 Seres Group Co. Ltd., Class A
(Consumer Discretionary) 22,098
3,579 SF Holding Co. Ltd., Class A
(Industrials) 22,935
2,108 SF Holding Co. Ltd., Class H
(Industrials)* 10,995

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
408 SG Micro Corp., Class A
(Information Technology) $ 5,225
7,064 Shaanxi Coal Industry Co. Ltd.,
Class A (Energy) 20,471
1,620 Shaanxi Energy Investment Co.
Ltd., Class A (Utilities) 2,018
252 Shaanxi Huaqin Technology
Industry Co. Ltd., Class A
(Materials) 1,906
2,842 Shan Xi Hua Yang Group
New Energy Co. Ltd., Class A
(Energy) 2,612
3,057 Shandong Gold Mining Co.
Ltd., Class A (Materials) 12,735
10,634 Shandong Gold Mining Co.
Ltd., Class H (Materials)
(a)(b)
33,157
630 Shandong Himile Mechanical
Science & Technology Co. Ltd.,
Class A (Industrials) 5,366
1,620 Shandong Hi-speed Co. Ltd.,
Class A (Industrials) 2,573
31,000 Shandong Hi-Speed Holdings
Group Ltd. (Utilities)*
(b)
49,100
1,623 Shandong Hualu Hengsheng
Chemical Co. Ltd., Class A
(Materials) 4,692
1,014 Shandong Linglong Tyre Co.
Ltd., Class A (Consumer
Discretionary) 2,029
10,455 Shandong Nanshan Aluminum
Co. Ltd., Class A (Materials) 5,444
540 Shandong Pharmaceutical Glass
Co. Ltd., Class A (Health Care) 1,610
630 Shandong Sinocera Functional
Material Co. Ltd., Class A
(Materials)* 1,435
1,983 Shandong Sun Paper Industry
JSC Ltd., Class A (Materials) 3,882
30,821 Shandong Weigao Group
Medical Polymer Co. Ltd., Class
H (Health Care) 22,050
1,280 Shanghai Aiko Solar Energy
Co. Ltd., Class A (Information
Technology)* 1,969
345 Shanghai Allist Pharmaceuticals
Co. Ltd., Class A (Health Care) 4,695
774 Shanghai Bairun Investment
Holding Group Co. Ltd., Class
A (Consumer Staples)* 3,005
4,737 Shanghai Baosight Software
Co. Ltd., Class A (Information
Technology) 16,497
574 Shanghai Belling Co.
Ltd., Class A (Information
Technology) 2,626
70 Shanghai BOCHU Electronic
Technology Corp. Ltd., Class A
(Information Technology) 1,835
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
6,940 Shanghai Construction Group
Co. Ltd., Class A (Industrials) $ 2,294
9,580 Shanghai Electric Group Co.
Ltd., Class A (Industrials)* 9,897
34,246 Shanghai Electric Group Co.
Ltd., Class H (Industrials)* 11,748
1,983 Shanghai Electric Power Co.
Ltd., Class A (Utilities) 2,437
1,509 Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class A (Health
Care) 5,316
6,652 Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class H (Health
Care) 13,946
523 Shanghai Fudan
Microelectronics Group Co.
Ltd., Class A (Information
Technology) 3,312
3,806 Shanghai Fudan
Microelectronics Group Co.
Ltd., Class H (Information
Technology)
(b)
13,687
1,863 Shanghai International Airport
Co. Ltd., Class A (Industrials) 8,371
6,318 Shanghai International Port
Group Co. Ltd., Class A
(Industrials) 5,123
758 Shanghai Jinjiang International
Hotels Co. Ltd., Class A
(Consumer Discretionary) 2,413
523 Shanghai Junshi Biosciences
Co. Ltd., Class A (Health
Care)* 2,361
2,204 Shanghai Junshi Biosciences
Co. Ltd., Class H (Health
Care)*
(a)
5,678
1,872 Shanghai Lingang Holdings
Corp. Ltd., Class A (Real
Estate) 2,342
1,465 Shanghai Lujiazui Finance &
Trade Zone Development Co.
Ltd., Class A (Real Estate) 1,880
641 Shanghai M&G Stationery, Inc.,
Class A (Industrials) 2,627
270 Shanghai Moons' Electric Co.
Ltd., Class A (Industrials) 2,080
1,760 Shanghai Pharmaceuticals
Holding Co. Ltd., Class A
(Health Care) 4,502
9,350 Shanghai Pharmaceuticals
Holding Co. Ltd., Class H
(Health Care) 13,593
22,674 Shanghai Pudong Development
Bank Co. Ltd., Class A
(Financials) 38,820
1,620 Shanghai Putailai New Energy
Technology Co. Ltd., Class A
(Materials) 3,523

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
3,949 Shanghai RAAS Blood Products
Co. Ltd., Class A (Health Care) $ 3,734
7,905 Shanghai Rural Commercial
Bank Co. Ltd., Class A
(Financials) 9,835
4,300 Shanghai Stonehill Technology
Co. Ltd., Class A (Information
Technology)* 3,374
2,435 Shanghai Tunnel Engineering
Co. Ltd., Class A (Industrials) 2,049
635 Shanghai United Imaging
Healthcare Co. Ltd., Class A
(Health Care) 12,118
3,704 Shanghai Yuyuan Tourist
Mart Group Co. Ltd., Class A
(Consumer Discretionary) 2,932
900 Shanghai Zhangjiang High-Tech
Park Development Co. Ltd.,
Class A (Real Estate) 3,119
1,620 Shanghai Zhonggu Logistics
Co. Ltd., Class A (Industrials) 2,276
2,119 Shanjin International Gold Co.
Ltd., Class A (Materials) 5,794
1,620 Shanxi Coal International
Energy Group Co. Ltd., Class A
(Industrials)* 2,189
3,311 Shanxi Coking Coal Energy
Group Co. Ltd., Class A
(Energy) 2,768
2,460 Shanxi Lu’an Environmental
Energy Development Co. Ltd.,
Class A (Energy) 3,669
3,567 Shanxi Meijin Energy Co. Ltd.,
Class A (Materials)* 2,075
2,615 Shanxi Securities Co. Ltd.,
Class A (Financials) 2,023
4,723 Shanxi Taigang Stainless Steel
Co. Ltd., Class A (Materials)* 2,335
902 Shanxi Xinghuacun Fen Wine
Factory Co. Ltd., Class A
(Consumer Staples) 23,083
268 Sharetronic Data Technology
Co. Ltd., Class A (Information
Technology) 2,929
270 Shede Spirits Co. Ltd., Class A
(Consumer Staples) 1,981
3,695 Shenergy Co. Ltd., Class A
(Utilities) 4,607
435 Shengyi Electronics Co.
Ltd., Class A (Information
Technology)* 1,801
1,863 Shengyi Technology Co.
Ltd., Class A (Information
Technology) 6,778
659 Shennan Circuits Co. Ltd., Class
A (Information Technology) 7,710
17,573 Shenwan Hongyuan Group Co.
Ltd., Class A (Financials) 11,542
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
15,140 Shenwan Hongyuan Group Co.
Ltd., Class H (Financials)
(a)
$ 4,170
175 Shenyang Xingqi
Pharmaceutical Co. Ltd., Class
A (Health Care) 1,267
401 Shenzhen Capchem Technology
Co. Ltd., Class A (Materials) 1,685
2,600 Shenzhen Dobot Corp. Ltd.
(Industrials)* 19,629
3,057 Shenzhen Energy Group Co.
Ltd., Class A (Utilities) 2,759
746 Shenzhen Envicool Technology
Co. Ltd., Class A (Industrials) 2,514
1,000 Shenzhen Everwin Precision
Technology Co. Ltd., Class A
(Information Technology) 2,798
7,664 Shenzhen Expressway Corp.
Ltd., Class H (Industrials) 6,509
1,170 Shenzhen Fastprint Circuit Tech
Co. Ltd., Class A (Information
Technology) 1,868
192 Shenzhen Fortune Trend
Technology Co. Ltd., Class A
(Information Technology) 3,562
270 Shenzhen Goodix Technology
Co. Ltd., Class A (Information
Technology) 2,586
507 Shenzhen Hepalink
Pharmaceutical Group Co. Ltd.,
Class A (Health Care)* 829
766 Shenzhen Huaqiang Industry
Co. Ltd., Class A (Information
Technology) 2,657
480 Shenzhen Infogem Technologies
Co. Ltd., Class A (Information
Technology)* 2,374
1,892 Shenzhen Inovance Technology
Co. Ltd., Class A (Industrials)* 17,282
1,170 Shenzhen Kaifa Technology
Co. Ltd., Class A (Information
Technology) 2,807
408 Shenzhen Kangtai Biological
Products Co. Ltd., Class A
(Health Care) 810
161 Shenzhen Kedali Industry
Co. Ltd., Class A (Consumer
Discretionary) 2,467
670 Shenzhen Kinwong Electronic
Co. Ltd., Class A (Information
Technology) 2,905
270 Shenzhen Longsys Electronics
Co. Ltd., Class A (Information
Technology) 2,669
384 Shenzhen Megmeet Electrical
Co. Ltd., Class A (Industrials) 2,293
892 Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A
(Health Care) 27,976

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
3,335 Shenzhen MTC Co. Ltd., Class
A (Consumer Discretionary) $ 2,001
630 Shenzhen New Industries
Biomedical Engineering Co.
Ltd., Class A (Health Care) 5,248
7,652 Shenzhen Overseas Chinese
Town Co. Ltd., Class A (Real
Estate)* 2,518
900 Shenzhen Salubris
Pharmaceuticals Co. Ltd., Class
A (Health Care) 5,679
161 Shenzhen SC New Energy
Technology Corp., Class A
(Information Technology) 1,155
900 Shenzhen SED Industry Co.
Ltd., Class A (Industrials) 2,428
630 Shenzhen Sunlord Electronics
Co. Ltd., Class A (Information
Technology) 2,419
799 Shenzhen Transsion Holdings
Co. Ltd., Class A (Information
Technology) 8,065
958 Shenzhen Woer Heat-Shrinkable
Material Co. Ltd., Class A
(Industrials)* 2,594
630 Shenzhen YUTO Packaging
Technology Co. Ltd., Class A
(Materials) 2,093
200 Shenzhen Zhaowei Machinery
& Electronic Co. Ltd., Class A
(Industrials) 2,862
9,757 Shenzhou International Group
Holdings Ltd. (Consumer
Discretionary) 71,110
1,260 Shijiazhuang Changshan
BeiMing Technology Co.
Ltd., Class A (Consumer
Discretionary)* 3,860
1,175 Shijiazhuang Yiling
Pharmaceutical Co. Ltd., Class
A (Health Care) 2,377
1,150 Siasun Robot & Automation Co.
Ltd., Class A (Industrials)* 2,581
333 SICC Co. Ltd., Class A
(Information Technology)* 2,774
180 Sichuan Biokin Pharmaceutical
Co. Ltd., Class A (Health
Care)* 7,528
3,335 Sichuan Changhong Electric
Co. Ltd., Class A (Consumer
Discretionary) 4,580
3,718 Sichuan Chuantou Energy Co.
Ltd., Class A (Utilities) 8,699
1,436 Sichuan Development Lomon
Co. Ltd., Class A (Materials)* 2,235
6,940 Sichuan Hebang Biotechnology
Co. Ltd., Class A (Materials) 1,686
1,276 Sichuan Kelun Pharmaceutical
Co. Ltd., Class A (Health Care) 6,832
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
423 Sichuan Kelun-Biotech
Biopharmaceutical Co. Ltd.
(Health Care)* $ 17,219
5,115 Sichuan Road and Bridge Group
Co. Ltd., Class A (Industrials) 6,577
161 Sichuan Swellfun Co. Ltd.,
Class A (Consumer Staples) 993
630 Sieyuan Electric Co. Ltd., Class
A (Industrials) 6,301
4,505 Silergy Corp. (Information
Technology) 52,614
2,615 Sinolink Securities Co. Ltd.,
Class A (Financials) 3,025
1,983 Sinoma International
Engineering Co., Class A
(Industrials) 2,484
1,014 Sinoma Science & Technology
Co. Ltd., Class A (Materials) 2,370
5,498 Sinomach Heavy Equipment
Group Co. Ltd., Class A
(Industrials)* 2,313
283 Sinomine Resource Group Co.
Ltd., Class A (Materials)* 1,158
16,764 Sinopec Engineering Group Co.
Ltd., Class H (Industrials) 11,908
5,369 Sinopec Oilfield Service Corp.,
Class A (Energy)* 1,402
4,848 Sinopec Shanghai
Petrochemical Co. Ltd., Class A
(Materials)* 1,898
45,750 Sinopec Shanghai
Petrochemical Co. Ltd., Class H
(Materials)* 7,176
17,113 Sinopharm Group Co. Ltd.,
Class H (Health Care) 41,465
3,082 Sinotrans Ltd., Class A
(Industrials) 2,148
26,820 Sinotrans Ltd., Class H
(Industrials) 12,997
8,410 Sinotruk Hong Kong Ltd.
(Industrials) 21,235
900 Sinotruk Jinan Truck Co. Ltd.,
Class A (Industrials) 2,294
396 Skshu Paint Co. Ltd., Class A
(Materials) 1,773
238 Skyverse Technology Co.
Ltd., Class A (Information
Technology) 2,327
306 Smartsens Technology Shanghai
Co. Ltd., Class A (Information
Technology) 3,850
22,062 Smoore International Holdings
Ltd. (Consumer Staples)
(a)
54,356
2,119 Songcheng Performance
Development Co. Ltd., Class A
(Consumer Discretionary) 2,663
270 Sonoscape Medical Corp., Class
A (Health Care) 1,224

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
3,704 SooChow Securities Co. Ltd.,
Class A (Financials) $ 4,099
5,225 Southwest Securities Co. Ltd.,
Class A (Financials) 3,011
2,300 SPIC Industry-Finance
Holdings Co. Ltd., Class A
(Financials)* 2,213
630 Spring Airlines Co. Ltd., Class
A (Industrials) 5,144
228 StarPower Semiconductor
Ltd., Class A (Information
Technology)* 2,539
900 State Grid Information &
Communication Co. Ltd., Class
A (Information Technology) 2,256
3,065 State Grid Yingda Co. Ltd.,
Class A (Industrials) 2,090
1,440 Sungrow Power Supply Co.
Ltd., Class A (Industrials) 12,075
8,331 Sunny Optical Technology
Group Co. Ltd. (Information
Technology)* 64,170
405 Sunresin New Materials Co.
Ltd., Class A (Materials) 2,540
22,078 Sunshine Insurance Group Co.
Ltd. (Financials)* 9,263
1,019 Sunwoda Electronic Co. Ltd.,
Class A (Industrials)* 2,620
730 SUPCON Technology Co.
Ltd., Class A (Information
Technology) 4,470
192 Suzhou Centec Communications
Co. Ltd., Class A (Information
Technology)* 1,585
1,014 Suzhou Dongshan Precision
Manufacturing Co. Ltd., Class
A (Information Technology) 3,965
207 Suzhou Maxwell Technologies
Co. Ltd., Class A (Information
Technology) 1,961
380 Suzhou TFC Optical
Communication Co. Ltd., Class
A (Information Technology) 4,311
201 Suzhou Zelgen
Biopharmaceutical Co. Ltd.,
Class A (Health Care)* 3,036
5,288 TAL Education Group ADR
(Consumer Discretionary)* 51,981
900 Talkweb Information
System Co. Ltd., Class A
(Communication Services)* 3,660
1,143 Tangshan Jidong Cement Co.
Ltd., Class A (Materials)* 717
4,595 TangShan Port Group Co. Ltd.,
Class A (Industrials) 2,622
900 Tasly Pharmaceutical Group Co.
Ltd., Class A (Health Care) 2,041
3,843 TBEA Co. Ltd., Class A
(Industrials) 6,195
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
12,733 TCL Technology Group
Corp., Class A (Information
Technology) $ 7,567
3,206 TCL Zhonghuan Renewable
Energy Technology Co.
Ltd., Class A (Information
Technology) 3,374
75,372 Tencent Holdings Ltd.
(Communication Services) 4,788,636
9,071 Tencent Music Entertainment
Group ADR (Communication
Services) 152,756
161 Thunder Software Technology
Co. Ltd., Class A (Information
Technology) 1,234
3,065 Tian Di Science & Technology
Co. Ltd., Class A (Industrials) 2,528
6,580 Tianfeng Securities Co. Ltd.,
Class A (Financials)* 3,563
450 Tianjin Pharmaceutical Da Re
Tang Group Corp. Ltd., Class A
(Health Care) 2,123
1,760 Tianma Microelectronics Co.
Ltd., Class A (Information
Technology)* 2,009
1,014 Tianqi Lithium Corp., Class A
(Materials) 4,075
1,885 Tianqi Lithium Corp., Class H
(Materials) 5,889
3,815 Tianshan Aluminum Group Co.
Ltd., Class A (Materials) 4,084
3,065 TianShan Material Co. Ltd.,
Class A (Materials)* 1,962
2,345 Tianshui Huatian Technology
Co. Ltd., Class A (Information
Technology) 2,846
24,228 Tingyi Cayman Islands Holding
Corp. (Consumer Staples) 39,795
1,170 Titan Wind Energy Suzhou Co.
Ltd., Class A (Industrials) 1,075
15,350 Tongcheng Travel Holdings Ltd.
(Consumer Discretionary) 43,359
900 TongFu Microelectronics Co.
Ltd., Class A (Information
Technology) 2,929
1,170 Tonghua Dongbao
Pharmaceutical Co. Ltd., Class
A (Health Care)* 1,269
1,863 Tongkun Group Co. Ltd., Class
A (Materials) 2,802
9,441 Tongling Nonferrous Metals
Group Co. Ltd., Class A
(Materials) 4,156
3,571 Tongwei Co. Ltd., Class A
(Information Technology) 8,078
194 Topchoice Medical Corp., Class
A (Health Care) 1,113

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
28,595 Topsports International
Holdings Ltd. (Consumer
Discretionary)
(a)
$ 10,247
12,980 TravelSky Technology
Ltd., Class H (Consumer
Discretionary) 18,473
1,619 Trina Solar Co. Ltd., Class A
(Information Technology) 3,012
7,864 Trip.com Group Ltd. (Consumer
Discretionary) 495,414
2,615 Tsinghua Tongfang Co.
Ltd., Class A (Information
Technology)* 2,611
413 Tsingtao Brewery Co. Ltd.,
Class A (Consumer Staples) 4,253
7,930 Tsingtao Brewery Co. Ltd.,
Class H (Consumer Staples) 55,064
2,125 UBTech Robotics Corp. Ltd.
(Industrials)* 22,682
526 Unigroup Guoxin
Microelectronics Co. Ltd., Class
A (Information Technology) 4,672
16,783 Uni-President China Holdings
Ltd. (Consumer Staples) 21,831
2,119 Unisplendour Corp. Ltd., Class
A (Information Technology) 7,071
5,247 United Nova Technology Co.
Ltd., Class A (Information
Technology)* 3,512
758 Universal Scientific Industrial
Shanghai Co. Ltd., Class A
(Information Technology) 1,423
630 Venustech Group, Inc., Class A
(Information Technology) 1,338
381 Verisilicon Microelectronics
Shanghai Co. Ltd., Class A
(Information Technology)* 4,619
630 Victory Giant Technology
Huizhou Co. Ltd., Class A
(Information Technology) 7,565
3,990 Vipshop Holdings Ltd. ADR
(Consumer Discretionary) 55,022
1,143 Walvax Biotechnology Co. Ltd.,
Class A (Health Care) 1,640
1,620 Wanda Film Holding Co. Ltd.,
Class A (Communication
Services)* 2,461
900 Wangfujing Group Co.
Ltd., Class A (Consumer
Discretionary) 1,750
1,893 Wangsu Science & Technology
Co. Ltd., Class A (Information
Technology) 2,739
2,400 Wanhua Chemical Group Co.
Ltd., Class A (Materials) 18,043
53,104 Want Want China Holdings Ltd.
(Consumer Staples) 34,199
963 Weibo Corp. ADR
(Communication Services) 8,715
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
5,867 Weichai Power Co. Ltd., Class
A (Industrials) $ 12,253
23,897 Weichai Power Co. Ltd., Class
H (Industrials) 46,748
774 Weihai Guangwei Composites
Co. Ltd., Class A (Materials) 3,292
5,600 Weilong Delicious Global
Holdings Ltd. (Consumer
Staples) 9,855
5,247 Wens Foodstuff Group Co. Ltd.,
Class A (Consumer Staples) 12,131
1,863 Western Mining Co. Ltd., Class
A (Materials)* 4,087
3,591 Western Securities Co. Ltd.,
Class A (Financials) 3,695
722 Western Superconducting
Technologies Co. Ltd., Class A
(Materials) 4,964
937 Will Semiconductor Co. Ltd.
Shanghai, Class A (Information
Technology) 16,212
779 Wingtech Technology Co.
Ltd., Class A (Information
Technology) 3,673
395 Winner Medical Co. Ltd., Class
A (Health Care) 2,654
1,620 Winning Health Technology
Group Co. Ltd., Class A (Health
Care) 2,148
17,843 Wintime Energy Group Co.
Ltd., Class A (Utilities) 3,345
958 Wolong Electric Group Co.
Ltd., Class A (Industrials) 3,064
3,965 Wuchan Zhongda Group Co.
Ltd., Class A (Consumer
Discretionary) 2,879
3,312 Wuhan Guide Infrared Co.
Ltd., Class A (Information
Technology)* 4,065
270 Wuhan Jingce Electronic Group
Co. Ltd., Class A (Information
Technology)* 2,142
2,997 Wuliangye Yibin Co. Ltd., Class
A (Consumer Staples) 52,619
1,611 WUS Printed Circuit Kunshan
Co. Ltd., Class A (Information
Technology) 6,930
1,748 WuXi AppTec Co. Ltd., Class A
(Health Care) 15,415
4,360 WuXi AppTec Co. Ltd., Class H
(Health Care)
(a)
38,226
42,590 Wuxi Biologics Cayman, Inc.
(Health Care)*
(a)
135,512
1,175 Wuxi Lead Intelligent
Equipment Co. Ltd., Class A
(Industrials) 3,252
3,539 WuXi XDC Cayman, Inc.
(Health Care)* 18,030

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
8,158 XCMG Construction Machinery
Co. Ltd., Class A (Industrials) $ 9,334
313 Xiamen Amoytop Biotech Co.
Ltd., Class A (Health Care) 3,357
2,119 Xiamen C & D, Inc., Class A
(Industrials) 2,919
161 Xiamen Faratronic Co.
Ltd., Class A (Information
Technology) 2,310
1,014 Xiamen Tungsten Co. Ltd.,
Class A (Materials) 2,732
1,620 Xiangcai Co. Ltd., Class A
(Financials)* 1,845
900 Xiangtan Electric
Manufacturing Co. Ltd., Class
A (Industrials)* 1,371
218,120 Xiaomi Corp., Class B
(Information Technology)*
(a)
1,417,222
1,170 Xinfengming Group Co. Ltd.,
Class A (Materials)* 1,768
1,209 Xinjiang Daqo New Energy
Co. Ltd., Class A (Information
Technology) 3,232
61,384 Xinyi Solar Holdings Ltd.
(Information Technology) 18,552
17,450 XPeng, Inc., Class A (Consumer
Discretionary)* 169,904
22,838 XtalPi Holdings Ltd. (Health
Care)* 13,397
810 Xuji Electric Co. Ltd., Class A
(Industrials) 2,392
13,923 Yadea Group Holdings Ltd.
(Consumer Discretionary)
(a)
21,306
507 Yangzhou Yangjie Electronic
Technology Co. Ltd., Class A
(Information Technology) 3,341
3,385 Yankuang Energy Group Co.
Ltd., Class A (Energy) 6,049
39,835 Yankuang Energy Group Co.
Ltd., Class H (Energy)
(b)
47,345
507 Yantai Jereh Oilfield Services
Group Co. Ltd., Class A
(Energy) 2,430
662 Yealink Network Technology
Corp. Ltd., Class A
(Information Technology) 3,101
916 Yifeng Pharmacy Chain Co.
Ltd., Class A (Consumer
Staples) 3,315
1,284 Yihai Kerry Arawana Holdings
Co. Ltd., Class A (Consumer
Staples) 5,404
7,300 Yonghui Superstores Co. Ltd.,
Class A (Consumer Staples)* 5,048
275 YongXing Special Materials
Technology Co. Ltd., Class A
(Materials) 1,170
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,482 Yonyou Network Technology
Co. Ltd., Class A (Information
Technology)* $ 4,498
3,695 Youngor Fashion Co. Ltd., Class
A (Real Estate) 3,853
2,119 YTO Express Group Co. Ltd.,
Class A (Industrials) 3,878
22,010 Yuexiu Property Co. Ltd. (Real
Estate)
(b)
12,322
2,460 YUNDA Holding Group Co.,
Ltd., Class A (Industrials) 2,381
2,460 Yunnan Aluminium Co. Ltd.,
Class A (Materials) 4,987
1,408 Yunnan Baiyao Group Co. Ltd.,
Class A (Health Care) 11,042
161 Yunnan Botanee Bio-
Technology Group Co. Ltd.,
Class A (Consumer Staples) 988
3,965 Yunnan Chihong
Zinc&Germanium Co. Ltd.,
Class A (Materials) 2,824
1,530 Yunnan Copper Co. Ltd., Class
A (Materials) 2,450
754 Yunnan Energy New Material
Co. Ltd., Class A (Materials) 2,910
1,175 Yunnan Tin Co. Ltd., Class A
(Materials) 2,237
1,175 Yunnan Yuntianhua Co. Ltd.,
Class A (Materials) 3,557
1,620 Yutong Bus Co. Ltd., Class A
(Industrials) 5,561
12,240 Zai Lab Ltd. (Health Care)*
(b)
37,540
1,014 Zangge Mining Co. Ltd., Class
A (Materials) 5,105
455 Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd., Class
A (Health Care) 12,892
20,635 Zhaojin Mining Industry Co.
Ltd., Class H (Materials) 52,156
3,564 Zhefu Holding Group Co. Ltd.,
Class A (Industrials) 1,608
96 Zhejiang Cfmoto Power Co.
Ltd., Class A (Consumer
Discretionary) 2,431
3,965 Zhejiang China Commodities
City Group Co. Ltd., Class A
(Consumer Discretionary) 9,701
1,736 Zhejiang Chint Electrics Co.
Ltd., Class A (Industrials) 5,282
1,080 Zhejiang Crystal-Optech Co.
Ltd., Class A (Information
Technology) 2,726
2,124 Zhejiang Dahua Technology
Co. Ltd., Class A (Information
Technology) 4,495
434 Zhejiang Dingli Machinery Co.
Ltd., Class A (Industrials) 2,728
17,738 Zhejiang Expressway Co. Ltd.,
Class H (Industrials) 14,070

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,170 Zhejiang Hailiang Co. Ltd.,
Class A (Materials) $ 1,629
1,014 Zhejiang Huahai
Pharmaceutical Co. Ltd., Class
A (Health Care) 2,434
1,027 Zhejiang Huayou Cobalt Co.
Ltd., Class A (Industrials) 4,763
1,014 Zhejiang Jingsheng Mechanical
& Electrical Co. Ltd., Class A
(Information Technology) 3,796
2,615 Zhejiang Jinke Tom Culture
Industry Co. Ltd., Class A
(Communication Services)* 1,906
720 Zhejiang JIULI Hi-tech Metals
Co. Ltd., Class A (Materials) 2,463
2,119 Zhejiang Juhua Co. Ltd., Class
A (Materials) 7,780
7,506 Zhejiang Leapmotor
Technology Co. Ltd. (Consumer
Discretionary)*
(a)
53,029
2,345 Zhejiang Longsheng Group Co.
Ltd., Class A (Materials) 3,194
2,135 Zhejiang NHU Co. Ltd., Class
A (Materials) 6,501
2,714 Zhejiang Sanhua Intelligent
Controls Co. Ltd., Class A
(Industrials) 9,742
450 Zhejiang Sanmei Chemical
Industry Co. Ltd., Class A
(Materials) 2,957
630 Zhejiang Shuanghuan Driveline
Co. Ltd., Class A (Consumer
Discretionary) 2,784
161 Zhejiang Supor Co. Ltd., Class
A (Consumer Discretionary) 1,214
1,620 Zhejiang Wanfeng Auto Wheel
Co. Ltd., Class A (Consumer
Discretionary) 3,644
1,006 Zhejiang Weiming Environment
Protection Co. Ltd., Class A
(Industrials) 2,724
1,175 Zhejiang Weixing New Building
Materials Co. Ltd., Class A
(Industrials) 1,827
7,210 Zhejiang Zheneng Electric
Power Co. Ltd., Class A
(Utilities) 5,356
900 Zhengzhou Coal Mining
Machinery Group Co. Ltd.,
Class A (Industrials) 2,068
3,215 Zhengzhou Coal Mining
Machinery Group Co. Ltd.,
Class H (Industrials)
(b)
6,265
3,326 Zheshang Securities Co. Ltd.,
Class A (Financials) 4,822
9,349 ZhongAn Online P&C
Insurance Co. Ltd., Class H
(Financials)*
(a)
22,963
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
642 Zhongfu Shenying Carbon Fiber
Co. Ltd., Class A (Materials)* $ 1,805
891 Zhongji Innolight Co.
Ltd., Class A (Information
Technology) 11,574
3,695 Zhongjin Gold Corp. Ltd., Class
A (Materials) 7,157
8,467 Zhongsheng Group Holdings
Ltd. (Consumer Discretionary) 12,784
4,848 Zhongtai Securities Co. Ltd.,
Class A (Financials) 4,100
774 Zhuhai CosMX Battery Co.
Ltd., Class A (Industrials) 1,453
1,620 Zhuhai Huafa Properties Co.
Ltd., Class A (Real Estate) 1,104
523 Zhuzhou CRRC Times Electric
Co. Ltd., Class A (Industrials) 3,182
6,204 Zhuzhou CRRC Times Electric
Co. Ltd., Class H (Industrials) 26,346
2,119 Zhuzhou Kibing Group Co.
Ltd., Class A (Industrials) 1,539
16,102 Zijin Mining Group Co. Ltd.,
Class A (Materials) 39,642
69,986 Zijin Mining Group Co. Ltd.,
Class H (Materials) 156,188
6,698 ZJLD Group, Inc. (Consumer
Staples)
(a)
5,646
6,344 Zoomlion Heavy Industry
Science and Technology Co.
Ltd., Class A (Industrials) 6,281
18,468 Zoomlion Heavy Industry
Science and Technology Co.
Ltd., Class H (Industrials) 13,895
3,308 ZTE Corp., Class A
(Information Technology) 14,281
9,733 ZTE Corp., Class H
(Information Technology) 27,307
5,173 ZTO Express Cayman, Inc.
(Industrials) 91,235
31,655,219
Colombia – 0.1%
58,607 Ecopetrol SA (Energy) 24,496
2,951 Grupo Cibest SA (Financials) 34,592
696 Grupo de Inversiones
Suramericana SA (Financials) 7,507
5,455 Interconexion Electrica SA ESP
(Utilities) 25,316
91,911
Cyprus – 0.0%
4,557 Bank of Cyprus Holdings PLC
(Financials) 31,454
Czech Republic – 0.2%
2,046 CEZ AS (Utilities) 112,416
945 Komercni Banka AS
(Financials) 43,669
156,085

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Egypt – 0.1%
30,348 Commercial International Bank
- Egypt (CIB) (Financials) $ 50,570
13,172 EFG Holding S.A.E.
(Financials)* 8,300
11,930 Talaat Moustafa Group (Real
Estate) 13,197
72,067
Greece – 0.6%
25,019 Alpha Services and Holdings
SA (Financials) 80,380
944 Athens International Airport SA
(Industrials) 10,760
29,637 Eurobank Ergasias Services and
Holdings SA (Financials) 91,280
2,384 Hellenic Telecommunications
Organization SA
(Communication Services) 45,982
1,442 JUMBO SA (Consumer
Discretionary) 46,852
1,336 Metlen Energy & Metals SA
(Industrials) 67,796
785 Motor Oil Hellas Corinth
Refineries SA (Energy) 20,942
10,584 National Bank of Greece SA
(Financials) 126,163
2,491 OPAP SA (Consumer
Discretionary) 53,561
12,552 Piraeus Financial Holdings SA
(Financials) 83,674
2,288 Public Power Corp. SA
(Utilities) 34,884
662,274
Hong Kong – 0.1%
6,000 Guming Holdings Ltd.
(Consumer Discretionary)* 20,162
77,124 J&T Global Express Ltd.
(Industrials)* 67,175
1,784 Orient Overseas International
Ltd. (Industrials) 30,736
118,073
Hungary – 0.3%
4,686 MOL Hungarian Oil & Gas
PLC (Energy)* 40,504
2,773 OTP Bank Nyrt (Financials) 210,233
1,786 Richter Gedeon Nyrt (Health
Care) 51,944
302,681
India – 19.0%
2,988 360 ONE WAM Ltd.
(Financials) 34,828
656 ABB India Ltd. (Industrials) 45,772
922 ACC Ltd. (Materials) 20,286
4,110 Adani Energy Solutions Ltd.
(Utilities)* 41,650
2,708 Adani Enterprises Ltd.
(Industrials) 79,742
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
3,604 Adani Green Energy Ltd.
(Utilities)* $ 42,719
7,184 Adani Ports & Special
Economic Zone Ltd.
(Industrials) 120,283
9,954 Adani Power Ltd. (Utilities)* 63,254
2,669 Adani Total Gas Ltd. (Utilities) 21,326
8,799 Aditya Birla Capital Ltd.
(Financials)* 22,879
418 Alkem Laboratories Ltd.
(Health Care) 24,904
7,792 Ambuja Cements Ltd.
(Materials) 50,399
2,060 APL Apollo Tubes Ltd.
(Materials) 43,612
1,255 Apollo Hospitals Enterprise
Ltd. (Health Care) 100,906
17,206 Ashok Leyland Ltd.
(Industrials) 47,457
4,292 Asian Paints Ltd. (Materials) 113,305
1,526 Astral Ltd. (Industrials) 26,715
5,934 AU Small Finance Bank Ltd.
(Financials)
(a)
48,058
3,395 Aurobindo Pharma Ltd. (Health
Care)* 45,536
1,796 Avenue Supermarts Ltd.
(Consumer Staples)*
(a)
83,994
4,473 AWL Agri Business Ltd.
(Consumer Staples)* 14,374
29,048 Axis Bank Ltd. (Financials) 404,686
830 Bajaj Auto Ltd. (Consumer
Discretionary) 83,480
3,448 Bajaj Finance Ltd. (Financials) 369,902
4,859 Bajaj Finserv Ltd. (Financials) 114,549
344 Bajaj Holdings & Investment
Ltd. (Financials) 53,922
910 Balkrishna Industries Ltd.
(Consumer Discretionary) 26,289
10,269 Bandhan Bank Ltd.
(Financials)
(a)
20,423
13,752 Bank of Baroda (Financials) 40,103
11,709 Bank of India (Financials) 16,685
12,966 Bank of Maharashtra
(Financials) 8,179
2,464 Berger Paints India Ltd.
(Materials) 16,363
1,181 Bharat Dynamics Ltd.
(Industrials) 27,815
45,288 Bharat Electronics Ltd.
(Industrials) 203,538
3,276 Bharat Forge Ltd. (Consumer
Discretionary) 47,504
13,285 Bharat Heavy Electricals Ltd.
(Industrials) 40,337
24,559 Bharat Petroleum Corp. Ltd.
(Energy) 91,377
30,051 Bharti Airtel Ltd.
(Communication Services) 651,834

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
957 Bharti Hexacom Ltd.
(Communication Services) $ 20,473
4,861 Biocon Ltd. (Health Care) 19,078
108 Bosch Ltd. (Consumer
Discretionary) 39,647
1,336 Britannia Industries Ltd.
(Consumer Staples) 86,030
2,535 BSE Ltd. (Financials) 79,212
23,328 Canara Bank (Financials) 31,284
8,157 CG Power & Industrial
Solutions Ltd. (Industrials) 65,456
5,279 Cholamandalam Investment and
Finance Co. Ltd. (Financials) 98,763
6,461 Cipla Ltd. (Health Care) 110,662
18,811 Coal India Ltd. (Energy) 87,334
1,045 Cochin Shipyard Ltd.
(Industrials)
(a)
23,777
799 Coforge Ltd. (Information
Technology) 79,835
1,711 Colgate-Palmolive India Ltd.
(Consumer Staples) 49,104
2,786 Container Corp. Of India Ltd.
(Industrials) 25,537
1,541 Coromandel International Ltd.
(Materials) 41,227
1,748 Cummins India Ltd.
(Industrials) 66,756
6,457 Dabur India Ltd. (Consumer
Staples) 36,441
898 Dalmia Bharat Ltd. (Materials) 21,160
714 Deepak Nitrite Ltd. (Materials) 16,915
4,967 Delhivery Ltd. (Industrials)* 20,779
1,400 Divi's Laboratories Ltd. (Health
Care) 108,172
431 Dixon Technologies India Ltd.
(Consumer Discretionary) 73,997
7,669 DLF Ltd. (Real Estate) 71,501
7,058 Dr Reddy's Laboratories Ltd.
(Health Care) 103,196
1,668 Eicher Motors Ltd. (Consumer
Discretionary) 103,959
11,248 Embassy Office Parks REIT
(Real Estate) 50,131
87,530 Eternal Ltd. (Consumer
Discretionary)* 243,754
5,364 Exide Industries Ltd.
(Consumer Discretionary) 24,248
22,476 Federal Bank Ltd. (Financials) 53,070
801 Fertilisers & Chemicals
Travancore Ltd. (Materials) 8,265
5,945 Fortis Healthcare Ltd. (Health
Care) 49,068
12,706 FSN E-Commerce Ventures Ltd.
(Consumer Discretionary)* 30,180
29,881 GAIL India Ltd. (Utilities) 66,274
1,554 GE Vernova T&D India Ltd.
(Industrials) 40,703
1,728 General Insurance Corp. of
India (Financials)
(a)
8,311
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
828 Gland Pharma Ltd. (Health
Care)
(a)
$ 15,371
507 GlaxoSmithKline
Pharmaceuticals Ltd. (Health
Care) 19,543
1,756 Glenmark Pharmaceuticals Ltd.
(Health Care) 29,900
31,889 GMR Airports Ltd.
(Industrials)* 31,332
4,659 Godrej Consumer Products Ltd.
(Consumer Staples) 67,042
1,863 Godrej Properties Ltd. (Real
Estate)* 48,848
4,182 Grasim Industries Ltd.
(Materials) 124,412
440 Gujarat Fluorochemicals Ltd.
(Materials) 18,270
2,430 Gujarat Gas Ltd. (Utilities) 13,064
2,588 Havells India Ltd. (Industrials) 46,180
11,876 HCL Technologies Ltd.
(Information Technology) 227,125
1,230 HDFC Asset Management Co.
Ltd. (Financials)
(a)
68,748
71,803 HDFC Bank Ltd. (Financials)* 1,631,898
12,425 HDFC Life Insurance Co. Ltd.
(Financials)
(a)
112,794
1,511 Hero MotoCorp Ltd. (Consumer
Discretionary) 76,089
17,141 Hindalco Industries Ltd.
(Materials) 126,892
2,191 Hindustan Aeronautics Ltd.
(Industrials) 127,353
11,224 Hindustan Petroleum Corp. Ltd.
(Energy) 53,913
9,687 Hindustan Unilever Ltd.
(Consumer Staples) 265,825
2,695 Hindustan Zinc Ltd. (Materials) 14,430
162 Hitachi Energy India Ltd.
(Industrials) 36,533
27 Honeywell Automation India
Ltd. (Information Technology) 12,157
4,350 Housing & Urban Development
Corp. Ltd. (Financials) 12,263
1,760 Hyundai Motor India Ltd.
(Consumer Discretionary)* 37,991
66,832 ICICI Bank Ltd. (Financials) 1,129,135
3,033 ICICI Lombard General
Insurance Co. Ltd. (Financials)
(a)
66,469
4,925 ICICI Prudential Life Insurance
Co. Ltd. (Financials)
(a)
38,122
67,080 IDFC First Bank Ltd.
(Financials)* 53,280
3,214 Indian Bank (Financials) 23,158
10,768 Indian Hotels Co. Ltd.
(Consumer Discretionary) 96,871
35,972 Indian Oil Corp. Ltd. (Energy) 59,678
2,794 Indian Railway Catering &
Tourism Corp. Ltd. (Industrials) 24,683

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
22,075 Indian Railway Finance Corp.
Ltd. (Financials)
(a)
$ 35,844
7,344 Indian Renewable Energy
Development Agency Ltd.
(Financials)* 14,995
7,207 Indraprastha Gas Ltd. (Utilities) 17,405
15,813 Indus Towers Ltd.
(Communication Services)* 70,985
7,139 IndusInd Bank Ltd. (Financials) 68,153
4,270 Info Edge India Ltd.
(Communication Services) 71,229
40,489 Infosys Ltd. (Information
Technology) 739,377
2,327 InterGlobe Aviation Ltd.
(Industrials)*
(a)
144,936
38,083 ITC Ltd. (Consumer Staples) 186,043
4,452 Jindal Stainless Ltd. (Materials) 33,543
4,895 Jindal Steel & Power Ltd.
(Materials) 54,278
37,085 Jio Financial Services Ltd.
(Financials)* 124,223
4,914 JSW Energy Ltd. (Utilities)* 28,020
3,241 JSW Infrastructure Ltd.
(Industrials) 11,015
10,206 JSW Steel Ltd. (Materials) 118,489
4,906 Jubilant Foodworks Ltd.
(Consumer Discretionary) 37,583
4,736 Kalyan Jewellers India Ltd.
(Consumer Discretionary) 31,014
13,866 Kotak Mahindra Bank Ltd.
(Financials) 336,171
1,918 KPIT Technologies Ltd.
(Information Technology) 29,984
255 L&T Technology Services Ltd.
(Industrials)
(a)
13,015
8,544 Larsen & Toubro Ltd.
(Industrials) 366,930
2,849 Life Insurance Corp. of India
(Financials) 31,776
252 Linde India Ltd. (Materials) 22,102
1,222 Lloyds Metals & Energy Ltd.
(Materials) 19,893
903 LTIMindtree Ltd. (Information
Technology)
(a)
53,488
2,983 Lupin Ltd. (Health Care) 68,242
3,493 Macrotech Developers Ltd.
(Real Estate)
(a)
58,186
6,355 Mahindra & Mahindra Financial
Services Ltd. (Financials) 19,390
11,288 Mahindra & Mahindra Ltd.
(Consumer Discretionary) 392,663
704 MakeMyTrip Ltd. (Consumer
Discretionary)* 71,548
1,393 Mankind Pharma Ltd. (Health
Care)* 40,170
5,962 Marico Ltd. (Consumer Staples) 49,915
1,493 Maruti Suzuki India Ltd.
(Consumer Discretionary) 214,926
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
2,822 Max Financial Services Ltd.
(Financials)* $ 49,554
9,386 Max Healthcare Institute Ltd.
(Health Care) 123,414
822 Mazagon Dock Shipbuilders
Ltd. (Industrials) 33,410
1,807 Motilal Oswal Financial
Services Ltd. (Financials) 17,102
1,278 Mphasis Ltd. (Information
Technology) 38,214
28 MRF Ltd. (Consumer
Discretionary) 45,436
1,371 Muthoot Finance Ltd.
(Financials) 35,493
4,049 Nestle India Ltd. (Consumer
Staples) 113,377
35,427 NHPC Ltd. (Utilities) 36,187
37,509 NMDC Ltd. (Materials) 31,195
9,202 NTPC Green Energy Ltd.
(Utilities)* 11,964
55,112 NTPC Ltd. (Utilities) 215,038
1,509 Oberoi Realty Ltd. (Real Estate) 30,794
34,283 Oil & Natural Gas Corp. Ltd.
(Energy) 95,908
7,592 Oil India Ltd. (Energy) 37,865
3,811 One 97 Communications Ltd.
(Financials)* 39,655
298 Oracle Financial Services
Software Ltd. (Information
Technology) 29,469
65 Page Industries Ltd. (Consumer
Discretionary) 35,229
1,355 Patanjali Foods Ltd. (Consumer
Staples) 26,463
4,238 PB Fintech Ltd. (Financials)* 87,241
1,252 Persistent Systems Ltd.
(Information Technology) 82,486
9,288 Petronet LNG Ltd. (Energy) 33,353
2,417 Phoenix Mills Ltd. (The) (Real
Estate) 43,414
907 PI Industries Ltd. (Materials) 40,527
1,696 Pidilite Industries Ltd.
(Materials) 61,581
562 Polycab India Ltd. (Industrials) 39,345
17,972 Power Finance Corp. Ltd.
(Financials) 85,255
57,386 Power Grid Corp. of India Ltd.
(Utilities) 194,304
573 Premier Energies Ltd.
(Information Technology)
(a)
7,108
2,147 Prestige Estates Projects Ltd.
(Real Estate) 36,796
120 Procter & Gamble Hygiene &
Health Care Ltd. (Consumer
Staples) 19,049
28,698 Punjab National Bank
(Financials) 35,487
5,643 Rail Vikas Nigam Ltd.
(Industrials) 26,743

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
15,434 REC Ltd. (Financials) $ 72,557
75,932 Reliance Industries Ltd.
(Energy) 1,260,786
37,571 Samvardhana Motherson
International Ltd. (Consumer
Discretionary) 67,226
3,050 SBI Cards & Payment Services
Ltd. (Financials) 32,827
5,659 SBI Life Insurance Co. Ltd.
(Financials)
(a)
119,839
555 Schaeffler India Ltd.
(Industrials) 27,166
105 Shree Cement Ltd. (Materials) 36,313
17,784 Shriram Finance Ltd.
(Financials) 132,868
1,150 Siemens Energy India Ltd.
(Energy)*
(c)
33,303
1,102 Siemens Ltd. (Industrials) 42,053
9,173 SJVN Ltd. (Utilities) 10,323
309 Solar Industries India Ltd.
(Materials) 58,149
5,554 Sona Blw Precision Forgings
Ltd. (Consumer Discretionary)
(a)
35,304
1,675 SRF Ltd. (Materials) 56,000
22,633 State Bank of India (Financials) 214,838
13,267 Steel Authority of India Ltd.
(Materials) 20,027
12,777 Sun Pharmaceutical Industries
Ltd. (Health Care) 250,478
825 Sundaram Finance Ltd.
(Financials) 49,519
726 Supreme Industries Ltd.
(Materials) 35,175
139,438 Suzlon Energy Ltd.
(Industrials)* 116,471
2,447 Swiggy Ltd. (Consumer
Discretionary)* 9,524
1,433 Tata Communications Ltd.
(Communication Services) 28,069
10,768 Tata Consultancy Services Ltd.
(Information Technology) 435,804
7,384 Tata Consumer Products Ltd.
(Consumer Staples) 95,459
463 Tata Elxsi Ltd. (Information
Technology) 34,841
24,978 Tata Motors Ltd. (Consumer
Discretionary) 210,011
20,205 Tata Power Co. Ltd. (The)
(Utilities) 92,743
93,700 Tata Steel Ltd. (Materials) 176,308
845 Tata Technologies Ltd.
(Information Technology) 7,639
6,651 Tech Mahindra Ltd.
(Information Technology) 122,326
391 Thermax Ltd. (Industrials) 15,481
4,478 Titan Co. Ltd. (Consumer
Discretionary) 186,027
1,290 Torrent Pharmaceuticals Ltd.
(Health Care) 47,857
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
2,369 Torrent Power Ltd. (Utilities) $ 38,037
2,299 Trent Ltd. (Consumer
Discretionary)* 151,614
1,297 Tube Investments of India Ltd.
(Consumer Discretionary) 46,410
2,906 TVS Motor Co. Ltd. (Consumer
Discretionary) 94,432
1,446 UltraTech Cement Ltd.
(Materials) 189,421
19,711 Union Bank of India Ltd.
(Financials) 33,811
891 United Breweries Ltd.
(Consumer Staples) 20,582
3,682 United Spirits Ltd. (Consumer
Staples) 65,405
2,305 UNO Minda Ltd. (Consumer
Discretionary) 27,115
7,242 UPL Ltd. (Materials) 53,138
16,962 Varun Beverages Ltd.
(Consumer Staples) 94,339
507 Vedant Fashions Ltd.
(Consumer Discretionary) 4,724
17,145 Vedanta Ltd. (Materials) 87,263
9,444 Vishal Mega Mart Ltd.
(Consumer Discretionary)* 13,757
321,959 Vodafone Idea Ltd.
(Communication Services)* 26,035
2,964 Voltas Ltd. (Industrials) 43,739
32,119 Wipro Ltd. (Information
Technology) 93,709
204,131 Yes Bank Ltd. (Financials)* 51,238
2,742 Zydus Lifesciences Ltd. (Health
Care) 29,799
20,784,519
Indonesia – 1.4%
90,407 Adaro Minerals Indonesia Tbk
PT (Materials)* 5,716
136,824 Alamtri Resources Indonesia
Tbk PT (Energy) 18,478
154,805 Amman Mineral Internasional
PT (Materials)* 65,809
249,824 Astra International Tbk PT
(Industrials) 74,380
663,125 Bank Central Asia Tbk PT
(Financials) 382,650
460,846 Bank Mandiri Persero Tbk PT
(Financials) 149,937
186,322 Bank Negara Indonesia Persero
Tbk PT (Financials) 51,356
891,084 Bank Rakyat Indonesia Persero
Tbk PT (Financials) 243,421
363,212 Barito Pacific Tbk PT
(Materials) 28,094
66,831 Barito Renewables Energy Tbk
PT (Utilities) 26,667
88,323 Chandra Asri Pacific Tbk PT
(Materials)* 50,559
93,707 Charoen Pokphand Indonesia
Tbk PT (Consumer Staples) 27,842

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Indonesia – (continued)
20,098 Dian Swastatika Sentosa Tbk
PT (Energy)* $ 66,623
10,807,706 GoTo Gojek Tokopedia Tbk PT
(Consumer Discretionary)* 42,461
29,159 Indofood CBP Sukses Makmur
Tbk PT (Consumer Staples) 19,511
56,294 Indofood Sukses Makmur Tbk
PT (Consumer Staples) 27,214
73,539 Indosat Tbk PT
(Communication Services) 9,435
256,524 Kalbe Farma Tbk PT (Health
Care)* 23,857
21,456 Pantai Indah Kapuk Dua Tbk
PT (Materials) 14,093
21,538 Petrindo Jaya Kreasi Tbk PT
(Energy) 15,073
242,230 Sumber Alfaria Trijaya Tbk PT
(Consumer Staples)* 36,134
601,857 Telkom Indonesia Persero Tbk
PT (Communication Services)* 104,189
79,997 Unilever Indonesia Tbk PT
(Consumer Staples) 8,496
17,995 United Tractors Tbk PT
(Energy) 24,800
1,516,795
Kazakhstan – –%
1,389 Solidcore Resources PLC
(Materials)*
(c)
—
Kuwait – 0.8%
16,628 Agility Public Warehousing Co.
KSC (Industrials) 13,547
13,841 Al Ahli Bank of Kuwait KSCP
(Financials) 13,532
17,913 Boubyan Bank KSCP
(Financials) 39,229
17,261 Burgan Bank SAK (Financials) 14,232
31,185 Gulf Bank KSCP (Financials) 34,046
153,635 Kuwait Finance House KSCP
(Financials) 375,513
9,127 Mabanee Co KPSC (Real
Estate) 24,985
26,962 Mobile Telecommunications
Co. KSCP (Communication
Services) 41,913
104,341 National Bank of Kuwait SAKP
(Financials) 325,077
32,789 Warba Bank KSCP
(Financials)* 26,394
908,468
Luxembourg – 0.0%
1,739 Reinet Investments SCA
(Financials) 46,923
Mexico – 1.9%
194,036 America Movil SAB de CV,
Series B (Communication
Services) 163,880
Shares Description Value
a
Common Stocks – (continued)
Mexico – (continued)
5,709 Arca Continental SAB de CV
(Consumer Staples) $ 62,741
22,572 Becle SAB de CV (Consumer
Staples)
(b)
26,915
191,696 Cemex SAB de CV, Series CPO
(Materials) 131,182
6,457 Coca-Cola Femsa SAB de CV
(Consumer Staples) 61,296
2,537 El Puerto de Liverpool SAB de
CV (Consumer Discretionary) 12,380
36,896 Fibra Uno Administracion SA
de CV REIT (Real Estate) 51,886
23,571 Fomento Economico Mexicano
SAB de CV (Consumer Staples) 250,638
2,241 Gruma SAB de CV, Class B
(Consumer Staples) 42,209
4,803 Grupo Aeroportuario del
Pacifico SAB de CV, Class B
(Industrials) 110,371
2,254 Grupo Aeroportuario del
Sureste SAB de CV, Class B
(Industrials) 72,297
15,851 Grupo Bimbo SAB de CV,
Series A (Consumer Staples) 44,279
6,287 Grupo Carso SAB de CV, Series
A1 (Industrials) 40,049
6,004 Grupo Comercial Chedraui SA
de CV (Consumer Staples) 43,417
36,557 Grupo Financiero Banorte SAB
de CV, Class O (Financials) 322,996
24,129 Grupo Financiero Inbursa SAB
de CV, Class O (Financials) 60,441
39,624 Grupo Mexico SAB de CV,
Series B (Materials) 217,130
2,335 Industrias Penoles SAB de CV
(Materials)* 49,325
20,582 Kimberly-Clark de Mexico
SAB de CV, Class A (Consumer
Staples) 36,538
13,325 Prologis Property Mexico SA de
CV REIT (Real Estate) 50,983
63,159 Wal-Mart de Mexico SAB de
CV (Consumer Staples) 207,319
2,058,272
Netherlands – –%
1,289 Nebius Group NV, Class A
(Information Technology)*
(c)
—
Philippines – 0.5%
3,235 Ayala Corp. (Industrials) 33,628
72,836 Ayala Land, Inc. (Real Estate) 30,025
27,068 Bank of the Philippine Islands
(Financials) 67,482
26,360 BDO Unibank, Inc. (Financials) 76,063
455 Globe Telecom, Inc.
(Communication Services) 14,434
10,056 International Container
Terminal Services, Inc.
(Industrials) 73,895

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Philippines – (continued)
5,737 Jollibee Foods Corp. (Consumer
Discretionary) $ 22,930
3,807 Manila Electric Co. (Utilities) 37,528
23,105 Metropolitan Bank & Trust Co.
(Financials) 30,457
1,169 PLDT, Inc. (Communication
Services) 25,477
6,234 SM Investments Corp.
(Industrials) 93,295
110,787 SM Prime Holdings, Inc. (Real
Estate) 44,776
549,990
Qatar – 0.7%
88,681 Al Rayan Bank (Financials) 54,509
43,287 Commercial Bank PSQC (The)
(Financials) 54,676
21,614 Dukhan Bank (Financials) 21,382
24,589 Industries Qatar QSC
(Industrials) 80,027
67,140 Mesaieed Petrochemical
Holding Co. (Materials) 24,599
8,656 Ooredoo QPSC
(Communication Services) 29,361
6,027 Qatar Electricity & Water Co.
QSC (Utilities) 26,220
7,253 Qatar Fuel QSC (Energy) 29,881
34,781 Qatar Gas Transport Co. Ltd.
(Energy) 45,757
12,326 Qatar International Islamic
Bank QSC (Financials) 35,580
20,803 Qatar Islamic Bank (Financials) 120,556
56,408 Qatar National Bank QPSC
(Financials) 262,597
785,145
Russia – 0.0%
12,708 Alrosa PJSC (Materials)
(c)
—
801 Gazprom Neft PJSC (Energy)
(c)
—
49,291 Gazprom PJSC (Energy)*
(c)
—
26,300 GMK Norilskiy Nickel PAO
(Materials)*
(c)
—
1,413 LUKOIL PJSC (Energy)*
(c)
—
4,560 Mobile TeleSystems PJSC
(Communication Services)
(c)
—
3,099 Novatek PJSC (Energy)
(c)
—
5,287 Novolipetsk Steel PJSC
(Materials)*
(c)
—
780 PIK-Spetsializirovannyy
Zastroyshchik PAO (Consumer
Discretionary)*
(c)
—
1,280 Polyus PJSC (Materials)*
(c)
—
5,078 Rosneft Oil Co. PJSC
(Energy)
(c)
—
44,370 Sberbank of Russia PJSC
(Financials)
(c)
—
969 Severstal PAO (Materials)
(c)
—
146,300 Surgutneftegas PJSC (Energy)
(c)
—
6,047 Tatneft PJSC (Energy)
(c)
—
Shares Description Value
a
Common Stocks – (continued)
Russia – (continued)
6,503 United Co RUSAL International
PJSC (Materials)*
(c)
$ —
—
Saudi Arabia – 3.5%
1,691 ACWA Power Co. (Utilities)* 116,740
4,905 Ades Holding Co. (Energy) 18,252
1,791 Advanced Petrochemical Co.
(Materials)* 14,322
24,853 Al Rajhi Bank (Financials) 603,497
629 Al Rajhi Co. for Co-operative
Insurance (Financials)* 18,946
15,533 Alinma Bank (Financials) 107,027
5,858 Almarai Co. JSC (Consumer
Staples) 80,102
10,991 Arab National Bank (Financials) 63,456
326 Arabian Internet &
Co.mmunications Services Co.
(Information Technology) 22,871
9,102 Bank AlBilad (Financials) 62,715
8,073 Bank Al-Jazira (Financials)* 27,501
15,171 Banque Saudi Fransi
(Financials) 69,877
952 Bupa Arabia for Cooperative
Insurance Co. (Financials) 42,377
910 Co. for Cooperative Insurance
(The) (Financials) 33,619
6,752 Dar Al Arkan Real Estate
Development Co. (Real Estate)* 36,031
1,047 Dr Sulaiman Al Habib Medical
Services Group Co. (Health
Care) 73,062
327 Elm Co. (Information
Technology) 89,271
4,672 Etihad Etisalat Co.
(Communication Services) 74,221
7,332 Jabal Omar Development Co.
(Real Estate)* 42,096
7,556 Jarir Marketing Co. (Consumer
Discretionary) 25,901
1,243 Makkah Construction &
Development Co. (Real Estate) 32,072
412 MBC Group CJSC
(Communication Services)* 4,783
1,245 Mouwasat Medical Services Co.
(Health Care) 24,093
511 Nahdi Medical Co. (Consumer
Staples) 16,617
5,910 Rabigh Refining &
Petrochemical Co. (Energy)* 10,759
18,640 Riyad Bank (Financials) 144,334
713 Riyadh Cables Group Co.
(Industrials) 26,417
2,888 SABIC Agri-Nutrients Co.
(Materials) 73,823
4,771 Sahara International
Petrochemical Co. (Materials) 24,035
422 SAL Saudi Logistics Services
(Industrials) 20,022

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Saudi Arabia – (continued)
14,991 Saudi Arabian Mining Co.
(Materials)* $ 203,788
73,032 Saudi Arabian Oil Co.
(Energy)
(a)
486,666
685 Saudi Aramco Base Oil Co.
(Materials) 18,186
12,697 Saudi Awwal Bank (Financials) 114,223
11,412 Saudi Basic Industries Corp.
(Materials) 169,432
9,973 Saudi Electricity Co. (Utilities) 37,641
4,415 Saudi Industrial Investment
Group (Materials) 19,464
7,814 Saudi Investment Bank (The)
(Financials) 30,826
9,378 Saudi Kayan Petrochemical Co.
(Materials)* 12,573
37,280 Saudi National Bank (The)
(Financials) 344,813
414 Saudi Research & Media Group
(Communication Services)* 15,824
614 Saudi Tadawul Group Holding
Co. (Financials) 28,608
24,089 Saudi Telecom Co.
(Communication Services) 269,036
1,890 Savola Group (The) (Consumer
Staples)* 13,375
3,540 Yanbu National Petrochemical
Co. (Materials) 28,119
3,791,413
South Africa – 2.9%
10,547 Absa Group Ltd. (Financials) 101,232
4,613 Aspen Pharmacare Holdings
Ltd. (Health Care) 30,949
4,254 Bid Corp. Ltd. (Consumer
Staples) 112,212
4,359 Bidvest Group Ltd. (Industrials) 58,802
1,093 Capitec Bank Holdings Ltd.
(Financials)
(b)
208,607
2,943 Clicks Group Ltd. (Consumer
Staples) 63,265
6,820 Discovery Ltd. (Financials) 82,365
2,985 Exxaro Resources Ltd. (Energy) 24,300
63,447 FirstRand Ltd. (Financials) 261,799
11,173 Gold Fields Ltd. (Materials) 250,815
6,936 Harmony Gold Mining Co. Ltd.
(Materials) 98,235
11,185 Impala Platinum Holdings Ltd.
(Materials)* 79,978
2,849 Investec Ltd. (Financials) 20,085
776 Kumba Iron Ore Ltd.
(Materials)
(b)
12,663
3,248 Mr Price Group Ltd. (Consumer
Discretionary) 43,404
21,320 MTN Group Ltd.
(Communication Services) 147,584
3,975 MultiChoice Group
(Communication Services)* 25,733
2,007 Naspers Ltd., Class N
(Consumer Discretionary) 573,935
Shares Description Value
a
Common Stocks – (continued)
South Africa – (continued)
5,390 Nedbank Group Ltd.
(Financials) $ 76,264
4,226 Northam Platinum Holdings
Ltd. (Materials) 35,444
58,587 Old Mutual Ltd. (Financials) 37,863
10,901 OUTsurance Group Ltd.
(Financials) 45,850
29,331 Pepkor Holdings Ltd.
(Consumer Discretionary)
(a)
47,414
6,518 Remgro Ltd. (Financials) 57,566
22,212 Sanlam Ltd. (Financials) 109,009
7,538 Sasol Ltd. (Materials)* 33,905
6,011 Shoprite Holdings Ltd.
(Consumer Staples) 97,205
35,956 Sibanye Stillwater Ltd.
(Materials)* 54,599
16,690 Standard Bank Group Ltd.
(Financials) 215,577
1,079 Valterra Platinum Limited
(Materials)
(b)
42,109
7,611 Vodacom Group Ltd.
(Communication Services) 58,068
11,511 Woolworths Holdings Ltd.
(Consumer Discretionary) 37,355
3,144,191
South Korea – 9.7%
475 Alteogen, Inc. (Health Care)* 113,612
375 Amorepacific Corp. (Consumer
Staples) 36,339
361 Amorepacific Holdings Corp.
(Consumer Staples) 6,855
95 BGF retail Co. Ltd. (Consumer
Staples) 7,058
3,467 BNK Financial Group, Inc.
(Financials) 27,792
253 Celltrion Pharm, Inc. (Health
Care)* 8,994
1,829 Celltrion, Inc. (Health Care) 213,430
922 Cheil Worldwide, Inc.
(Communication Services) 12,269
96 CJ CheilJedang Corp.
(Consumer Staples) 16,108
183 CJ Corp. (Industrials) 18,079
95 CJ Logistics Corp. (Industrials) 5,536
690 Coway Co. Ltd. (Consumer
Discretionary) 44,460
499 DB HiTek Co. Ltd. (Information
Technology) 14,105
562 DB Insurance Co. Ltd.
(Financials) 40,937
418 Dongsuh Cos., Inc. (Consumer
Staples) 7,877
648 Doosan Bobcat, Inc.
(Industrials) 22,074
90 Doosan Co. Ltd. (Industrials) 31,833
5,443 Doosan Enerbility Co. Ltd.
(Industrials)* 159,183
271 Doosan Robotics, Inc.
(Industrials)* 9,271

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
583 Ecopro BM Co. Ltd.
(Industrials)* $ 37,903
1,272 Ecopro Co. Ltd. (Industrials) 39,459
376 Ecopro Materials Co. Ltd.
(Industrials)* 12,291
232 E-MART, Inc. (Consumer
Staples) 15,352
225 F&F Co. Ltd. (Consumer
Discretionary) 12,312
598 GS Holdings Corp. (Industrials) 18,876
3,538 Hana Financial Group, Inc.
(Financials) 186,427
320 Hanjin Kal Corp. (Consumer
Discretionary) 32,772
917 Hankook Tire & Technology Co.
Ltd. (Consumer Discretionary) 25,589
81 Hanmi Pharm Co. Ltd. (Health
Care) 18,288
158 Hanmi Science Co. Ltd. (Health
Care) 4,054
554 Hanmi Semiconductor Co. Ltd.
(Information Technology) 32,284
2,158 Hanon Systems (Consumer
Discretionary)* 4,724
381 Hanwha Aerospace Co. Ltd.
(Industrials) 223,955
458 Hanwha Corp. (Industrials) 25,063
3,716 Hanwha Life Insurance Co. Ltd.
(Financials)* 7,959
1,300 Hanwha Ocean Co. Ltd.
(Industrials)* 73,494
1,378 Hanwha Solutions Corp.
(Materials) 29,763
736 Hanwha Systems Co. Ltd.
(Industrials) 24,219
552 HD Hyundai Co. Ltd. (Energy) 44,690
263 HD Hyundai Electric Co. Ltd.
(Industrials) 72,245
271 HD Hyundai Heavy Industries
Co. Ltd. (Industrials)* 79,648
93 HD Hyundai Marine Solution
Co. Ltd. (Industrials) 12,120
294 HD HYUNDAI MIPO
(Industrials) 41,233
565 HD Korea Shipbuilding &
Offshore Engineering Co. Ltd.
(Industrials) 129,610
418 HL Mando Co. Ltd. (Consumer
Discretionary) 10,210
1,493 HLB, Inc. (Health Care)* 59,084
3,592 HMM Co. Ltd. (Industrials) 55,454
373 Hotel Shilla Co. Ltd. (Consumer
Discretionary)* 13,409
70 Hugel, Inc. (Health Care)* 16,844
262 HYBE Co. Ltd.
(Communication Services)* 50,512
91 Hyundai Autoever Corp.
(Information Technology) 9,458
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
276 Hyundai Elevator Co. Ltd.
(Industrials) $ 15,183
968 Hyundai Engineering &
Construction Co. Ltd.
(Industrials) 44,762
472 Hyundai Glovis Co. Ltd.
(Industrials) 38,795
784 Hyundai Marine & Fire
Insurance Co. Ltd. (Financials)* 13,837
780 Hyundai Mobis Co. Ltd.
(Consumer Discretionary) 143,031
1,701 Hyundai Motor Co. (Consumer
Discretionary) 228,452
922 Hyundai Rotem Co. Ltd.
(Industrials) 97,833
1,107 Hyundai Steel Co. (Materials) 22,626
3,190 Industrial Bank of Korea
(Financials) 36,392
367 JYP Entertainment Corp.
(Communication Services) 19,870
3,824 Kakao Corp. (Communication
Services) 118,348
2,749 KakaoBank Corp. (Financials) 46,823
282 Kakaopay Corp. (Financials)* 7,736
1,460 Kangwon Land, Inc. (Consumer
Discretionary) 18,032
4,707 KB Financial Group, Inc.
(Financials) 355,831
48 KCC Corp. (Materials) 10,698
181 KEPCO Engineering &
Construction Co., Inc.
(Industrials) 8,239
231 KEPCO Plant Service
& Engineering Co. Ltd.
(Industrials) 7,233
3,125 Kia Corp. (Consumer
Discretionary) 202,490
181 KIWOOM Securities Co. Ltd.
(Financials) 21,331
901 Korea Aerospace Industries Ltd.
(Industrials) 54,594
3,304 Korea Electric Power Corp.
(Utilities) 72,680
373 Korea Gas Corp. (Utilities) 11,179
548 Korea Investment Holdings Co.
Ltd. (Financials) 42,896
109 Korea Zinc Co. Ltd. (Materials) 57,751
2,365 Korean Air Lines Co. Ltd.
(Industrials) 38,568
360 Krafton, Inc. (Communication
Services)* 96,282
796 KT Corp. (Communication
Services) 29,308
1,203 KT&G Corp. (Consumer
Staples) 104,806
193 Kumho Petrochemical Co. Ltd.
(Materials) 16,157
326 L&F Co. Ltd. (Industrials)* 13,515

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
705 LEENO Industrial, Inc.
(Information Technology) $ 20,235
582 LG Chem Ltd. (Materials) 83,227
403 LG CNS Co. Ltd. (Information
Technology) 14,663
1,144 LG Corp. (Industrials) 58,871
3,704 LG Display Co. Ltd.
(Information Technology)* 23,115
1,333 LG Electronics, Inc. (Consumer
Discretionary) 68,693
514 LG Energy Solution Ltd.
(Industrials)* 106,548
118 LG H&H Co. Ltd. (Consumer
Staples) 27,881
185 LG Innotek Co. Ltd.
(Information Technology) 19,429
2,751 LG Uplus Corp.
(Communication Services) 25,522
160 LIG Nex1 Co. Ltd. (Industrials) 49,750
298 LigaChem Biosciences, Inc.
(Health Care)* 24,817
234 Lotte Chemical Corp.
(Materials) 10,125
415 Lotte Corp. (Industrials) 8,964
138 Lotte Shopping Co. Ltd.
(Consumer Discretionary) 8,062
233 LS Corp. (Industrials) 26,902
191 LS Electric Co. Ltd.
(Industrials) 34,955
1,032 Meritz Financial Group, Inc.
(Financials) 83,550
2,446 Mirae Asset Securities Co. Ltd.
(Financials) 27,568
576 Misto Holdings Corp.
(Consumer Discretionary) 15,050
1,704 NAVER Corp. (Communication
Services) 231,572
162 NCSoft Corp. (Communication
Services) 17,906
280 Netmarble Corp.
(Communication Services)
(a)
10,370
1,793 NH Investment & Securities Co.
Ltd. (Financials) 22,404
45 NongShim Co. Ltd. (Consumer
Staples) 13,829
287 Orion Corp. (Consumer Staples) 22,965
2,888 Pan Ocean Co. Ltd. (Industrials) 7,755
410 Pearl Abyss Corp.
(Communication Services)* 11,426
685 Posco DX Co. Ltd. (Information
Technology) 10,972
370 POSCO Future M Co. Ltd.
(Industrials)* 31,269
921 POSCO Holdings, Inc.
(Materials) 166,884
581 Posco International Corp.
(Industrials) 20,655
100 Rainbow Robotics (Industrials)* 19,171
232 S-1 Corp. (Industrials) 11,132
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
185 Sam Chun Dang Pharm Co. Ltd.
(Health Care) $ 19,644
224 Samsung Biologics Co. Ltd.
(Health Care)*
(a)
167,549
1,051 Samsung C&T Corp.
(Industrials) 114,112
323 Samsung Card Co. Ltd.
(Financials) 10,114
1,993 Samsung E&A Co. Ltd.
(Industrials) 31,418
680 Samsung Electro-Mechanics
Co. Ltd. (Information
Technology) 60,228
58,882 Samsung Electronics Co. Ltd.
(Information Technology) 2,398,470
394 Samsung Fire & Marine
Insurance Co. Ltd. (Financials) 115,513
8,023 Samsung Heavy Industries Co.
Ltd. (Industrials)* 98,274
938 Samsung Life Insurance Co.
Ltd. (Financials) 67,238
743 Samsung SDI Co. Ltd.
(Information Technology) 90,957
468 Samsung SDS Co. Ltd.
(Information Technology) 44,164
829 Samsung Securities Co. Ltd.
(Financials) 36,352
54 Samyang Foods Co. Ltd.
(Consumer Staples) 43,483
5,548 Shinhan Financial Group Co.
Ltd. (Financials) 233,630
370 SK Biopharmaceuticals Co. Ltd.
(Health Care)* 24,940
321 SK Bioscience Co. Ltd. (Health
Care)* 10,493
6,818 SK Hynix, Inc. (Information
Technology) 1,010,568
367 SK IE Technology Co. Ltd.
(Industrials)*
(a)
5,679
783 SK Innovation Co. Ltd.
(Energy) 50,793
1,099 SK Square Co. Ltd.
(Industrials)* 91,444
670 SK Telecom Co. Ltd.
(Communication Services) 25,009
437 SK, Inc. (Industrials) 51,850
231 SKC Co. Ltd. (Materials)* 14,918
552 S-Oil Corp. (Energy) 21,765
8,038 Woori Financial Group, Inc.
(Financials) 112,265
675 Yuhan Corp. (Health Care) 51,027
10,548,525
Taiwan – 18.2%
6,494 Accton Technology Corp.
(Information Technology) 161,437
37,650 Acer, Inc. (Information
Technology) 43,594
5,539 Advantech Co. Ltd.
(Information Technology) 63,211

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
959 Alchip Technologies Ltd.
(Information Technology) $ 89,921
47,426 ASE Technology Holding Co.
Ltd. (Information Technology) 218,389
28,904 Asia Cement Corp. (Materials) 40,363
4,120 Asia Vital Components Co. Ltd.
(Information Technology) 85,236
365 ASMedia Technology, Inc.
(Information Technology) 23,811
411 ASPEED Technology, Inc.
(Information Technology) 54,035
9,021 Asustek Computer, Inc.
(Information Technology) 188,135
81,530 AUO Corp. (Information
Technology)* 34,959
7,393 Catcher Technology Co. Ltd.
(Information Technology) 51,805
115,568 Cathay Financial Holding Co.
Ltd. (Financials) 230,608
16,821 Chailease Holding Co. Ltd.
(Financials) 68,197
78,310 Chang Hwa Commercial Bank
Ltd. (Financials) 47,689
27,442 Cheng Shin Rubber Industry
Co. Ltd. (Consumer
Discretionary) 46,517
8,014 Chicony Electronics Co. Ltd.
(Information Technology) 45,193
38,642 China Airlines Ltd. (Industrials) 28,561
154,787 China Steel Corp. (Materials) 102,008
5,544 Chroma ATE, Inc. (Information
Technology) 62,066
47,959 Chunghwa Telecom Co. Ltd.
(Communication Services) 207,241
51,228 Compal Electronics, Inc.
(Information Technology) 49,231
199,271 CTBC Financial Holding Co.
Ltd. (Financials) 271,626
24,745 Delta Electronics, Inc.
(Information Technology) 308,812
10,591 E Ink Holdings, Inc.
(Information Technology) 74,922
177,322 E.Sun Financial Holding Co.
Ltd. (Financials) 176,325
2,031 Eclat Textile Co. Ltd.
(Consumer Discretionary)* 29,243
3,896 Elite Material Co. Ltd.
(Information Technology) 97,372
823 eMemory Technology, Inc.
(Information Technology) 66,046
34,143 Eva Airways Corp. (Industrials) 46,540
13,380 Evergreen Marine Corp. Taiwan
Ltd. (Industrials) 109,162
37,946 Far Eastern New Century Corp.
(Industrials) 41,531
22,583 Far EasTone
Telecommunications Co. Ltd.
(Communication Services) 65,183
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
5,520 Feng TAY Enterprise Co. Ltd.
(Consumer Discretionary) $ 22,379
141,584 First Financial Holding Co. Ltd.
(Financials) 127,796
43,043 Formosa Chemicals & Fibre
Corp. (Materials) 34,399
18,746 Formosa Petrochemical Corp.
(Energy) 23,770
54,757 Formosa Plastics Corp.
(Materials) 63,402
1,575 Fortune Electric Co. Ltd.
(Industrials) 24,149
12,786 Foxconn Technology Co. Ltd.
(Information Technology) 25,855
94,929 Fubon Financial Holding Co.
Ltd. (Financials) 252,143
4,352 Giant Manufacturing Co. Ltd.
(Consumer Discretionary) 17,281
6,154 Gigabyte Technology Co. Ltd.
(Information Technology) 56,676
1,121 Global Unichip Corp.
(Information Technology) 43,578
2,797 Globalwafers Co. Ltd.
(Information Technology) 29,399
4,307 Gold Circuit Electronics Ltd.
(Information Technology) 37,367
24,419 Highwealth Construction Corp.
(Real Estate) 32,593
3,764 Hiwin Technologies Corp.
(Industrials) 28,197
151,819 Hon Hai Precision Industry Co.
Ltd. (Information Technology) 790,289
1,164 Hon Precision, Inc. (Information
Technology)* 38,491
3,116 Hotai Motor Co. Ltd.
(Consumer Discretionary) 66,337
109,600 Hua Nan Financial Holdings
Co. Ltd. (Financials) 96,184
96,039 Innolux Corp. (Information
Technology) 39,097
3,261 International Games System Co.
Ltd. (Communication Services) 91,730
30,414 Inventec Corp. (Information
Technology) 42,777
1,315 Jentech Precision Industrial Co.
Ltd. (Information Technology) 59,457
204,952 KGI Financial Holding Co. Ltd.
(Financials) 118,313
996 King Slide Works Co. Ltd.
(Information Technology) 68,131
14,412 King Yuan Electronics Co. Ltd.
(Information Technology) 46,648
1,224 Largan Precision Co. Ltd.
(Information Technology) 94,551
25,705 Lite-On Technology Corp.
(Information Technology) 87,060
1,192 Lotes Co. Ltd. (Information
Technology) 52,304

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
18,383 MediaTek, Inc. (Information
Technology) $ 772,897
149,571 Mega Financial Holding Co.
Ltd. (Financials) 197,891
9,151 Micro-Star International Co.
Ltd. (Information Technology) 43,513
1,103 momo.com, Inc. (Consumer
Discretionary) 11,226
69,215 Nan Ya Plastics Corp.
(Materials) 66,170
2,888 Nan Ya Printed Circuit Board
Corp. (Information Technology) 10,119
15,724 Nanya Technology Corp.
(Information Technology)* 23,899
2,563 Nien Made Enterprise Co. Ltd.
(Consumer Discretionary) 37,031
7,279 Novatek Microelectronics Corp.
(Information Technology) 125,330
1,010 Parade Technologies Ltd.
(Information Technology) 19,446
24,944 Pegatron Corp. (Information
Technology) 69,833
3,394 PharmaEssentia Corp. (Health
Care)* 56,626
2,242 Phison Electronics Corp.
(Information Technology) 37,855
29,924 Pou Chen Corp. (Consumer
Discretionary) 31,154
39,979 Powerchip Semiconductor
Manufacturing Corp.
(Information Technology)* 20,677
8,086 Powertech Technology, Inc.
(Information Technology) 31,569
7,069 President Chain Store Corp.
(Consumer Staples) 60,268
32,413 Quanta Computer, Inc.
(Information Technology)* 293,646
5,837 Realtek Semiconductor Corp.
(Information Technology) 105,371
26,068 Ruentex Development Co. Ltd.
(Real Estate) 26,008
9,217 Ruentex Industries Ltd.
(Consumer Discretionary) 15,532
45,513 Shanghai Commercial &
Savings Bank Ltd. (The)
(Financials) 70,695
3,446 Shihlin Electric & Engineering
Corp. (Industrials) 20,583
195,330 Shin Kong Financial Holding
Co. Ltd. (Financials)* 78,540
7,105 Sino-American Silicon
Products, Inc. (Information
Technology) 26,790
134,591 SinoPac Financial Holdings Co.
Ltd. (Financials) 103,070
16,155 Synnex Technology
International Corp. (Information
Technology) 38,381
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
29,206 TA Chen Stainless Pipe
(Materials) $ 34,645
53,000 Taichung Commercial Bank Co.
Ltd. (Financials) 36,343
154,012 Taishin Financial Holding Co.
Ltd. (Financials) 88,136
89,003 Taiwan Business Bank
(Financials) 43,806
127,795 Taiwan Cooperative Financial
Holding Co. Ltd. (Financials) 102,343
8,935 Taiwan Fertilizer Co. Ltd.
(Materials) 15,563
25,590 Taiwan High Speed Rail Corp.
(Industrials) 23,439
22,336 Taiwan Mobile Co. Ltd.
(Communication Services) 84,966
303,568 Taiwan Semiconductor
Manufacturing Co. Ltd.
(Information Technology) 9,795,294
26,202 Tatung Co. Ltd. (Industrials)* 36,503
88,779 TCC Group Holdings Co. Ltd.
(Materials) 86,947
21,600 Teco Electric and Machinery
Co. Ltd. (Industrials) 37,984
6,417 Tripod Technology Corp.
(Information Technology) 45,823
16,820 Unimicron Technology Corp.
(Information Technology) 59,493
59,999 Uni-President Enterprises Corp.
(Consumer Staples) 159,365
146,623 United Microelectronics Corp.
(Information Technology) 228,728
13,438 Vanguard International
Semiconductor Corp.
(Information Technology) 37,487
1,328 VisEra Technologies Co. Ltd.
(Information Technology) 9,483
961 Voltronic Power Technology
Corp. (Industrials) 43,290
37,175 Walsin Lihwa Corp.
(Industrials) 26,918
17,648 Wan Hai Lines Ltd. (Industrials) 63,600
40,677 Winbond Electronics Corp.
(Information Technology)* 24,025
33,711 Wistron Corp. (Information
Technology) 131,049
1,203 Wiwynn Corp. (Information
Technology) 97,144
20,136 WPG Holdings Ltd.
(Information Technology) 47,302
9,018 WT Microelectronics Co. Ltd.
(Information Technology) 37,314
4,979 Yageo Corp. (Information
Technology) 81,409
22,446 Yang Ming Marine Transport
Corp. (Industrials) 59,619
126,223 Yuanta Financial Holding Co.
Ltd. (Financials) 132,042

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
4,817 Yulon Finance Corp.
(Financials) $ 17,761
7,746 Yulon Motor Co. Ltd.
(Consumer Discretionary) 9,473
8,656 Zhen Ding Technology Holding
Ltd. (Information Technology) 29,750
19,860,486
Thailand – 1.5%
13,688 Advanced Info Service PCL,
NVDR (Communication
Services) 119,253
52,993 Airports of Thailand PCL,
NVDR (Industrials) 53,675
114,337 Asset World Corp. PCL, NVDR
(Consumer Discretionary) 6,896
140,944 Bangkok Dusit Medical
Services PCL, NVDR (Health
Care) 92,310
104,960 Bangkok Expressway & Metro
PCL, NVDR (Industrials) 17,106
111,840 Banpu PCL, NVDR (Energy) 15,808
13,769 Berli Jucker PCL, NVDR
(Consumer Staples) 8,305
109,815 BTS Group Holdings PCL,
NVDR (Industrials)* 14,920
7,300 Bumrungrad Hospital PCL,
NVDR (Health Care) 31,132
38,751 Cal-Comp Electronics Thailand
PCL (Information Technology) 8,547
4,716 Carabao Group PCL, NVDR
(Consumer Staples) 8,440
39,711 Central Pattana PCL, NVDR
(Real Estate) 55,041
48,060 Central Retail Corp.
PCL, NVDR (Consumer
Discretionary) 27,377
48,177 Charoen Pokphand Foods PCL,
NVDR (Consumer Staples) 35,956
9,851 Com7 PCL, NVDR (Consumer
Discretionary) 5,972
71,227 CP ALL PCL, NVDR
(Consumer Staples) 101,978
18,333 CP AXTRA PCL, NVDR
(Consumer Staples) 10,499
58,400 Delta Electronics Thailand
PCL, NVDR (Information
Technology) 185,016
2,958 Electricity Generating PCL,
NVDR (Utilities) 9,551
9,151 Global Power Synergy PCL,
NVDR (Utilities) 9,060
52,887 Gulf Development PCL, NVDR
(Utilities)* 72,498
64,150 Home Product Center
PCL, NVDR (Consumer
Discretionary) 15,047
23,063 Indorama Ventures PCL, NVDR
(Materials) 14,262
Shares Description Value
a
Common Stocks – (continued)
Thailand – (continued)
7,494 Kasikornbank PCL, NVDR
(Financials) $ 35,156
44,875 Krung Thai Bank PCL, NVDR
(Financials) 30,347
11,618 Krungthai Card PCL, NVDR
(Financials) 13,626
106,505 Land & Houses PCL, NVDR
(Real Estate) 13,042
41,803 Minor International
PCL, NVDR (Consumer
Discretionary) 31,581
9,320 Muangthai Capital PCL, NVDR
(Financials) 11,853
22,817 Osotspa PCL, NVDR
(Consumer Staples) 11,051
17,661 PTT Exploration & Production
PCL, NVDR (Energy) 52,723
29,125 PTT Global Chemical PCL,
NVDR (Materials) 18,454
37,319 PTT Oil & Retail Business
PCL, NVDR (Consumer
Discretionary) 13,414
173,162 PTT PCL, NVDR (Energy) 156,928
13,370 Ratch Group PCL, NVDR
(Utilities) 10,386
10,981 SCB X PCL, NVDR
(Financials) 39,639
14,342 SCG Packaging PCL, NVDR
(Materials) 7,209
10,023 Siam Cement PCL (The),
NVDR (Materials) 50,684
11,973 Srisawad Corp. PCL, NVDR
(Financials) 6,674
107,222 Thai Beverage PCL (Consumer
Staples) 39,077
32,556 Thai Life Insurance PCL,
NVDR (Financials) 10,810
14,177 Thai Oil PCL, NVDR (Energy) 12,848
36,671 Thai Union Group PCL, NVDR
(Consumer Staples) 11,171
18,967 TIDLOR Holdings PCL, NVDR
(Financials) 9,764
2,589 Tisco Financial Group PCL,
NVDR (Financials) 7,689
312,750 TMBThanachart Bank PCL,
NVDR (Financials) 18,292
129,863 True Corp. PCL, NVDR
(Communication Services)* 49,449
1,580,516
Turkey – 0.8%
1,199 AG Anadolu Grubu Holding AS
(Industrials) 7,822
442 Agesa Hayat ve Emeklilik AS
(Financials) 1,594
3,858 Agrotech Yueksek Teknoloji
VE Yatirim AS (Consumer
Staples)* 731
8,897 Ahlatci Dogal Gaz Dagitim
Enerji VE Yatirim AS (Utilities) 5,500

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Turkey – (continued)
34,075 Akbank TAS (Financials) $ 44,242
510 Akcansa Cimento AS
(Materials) 1,943
4,131 Akfen Yenilenebilir Enerji AS
(Utilities)* 1,642
21,444 Aksa Akrilik Kimya Sanayii AS
(Consumer Discretionary) 4,962
2,664 Aksa Enerji Uretim AS
(Utilities) 2,204
1,835 Alarko Holding AS (Industrials) 3,790
962 Alfa Solar Enerji Sanayi
VE Ticaret AS (Information
Technology) 1,080
2,297 Anadolu Anonim Turk Sigorta
Sirketi (Financials) 5,151
2,500 Anadolu Efes Biracilik Ve Malt
Sanayii AS (Consumer Staples) 8,874
834 Anadolu Hayat Emeklilik AS
(Financials) 1,646
129 Anadolu Isuzu Otomotiv
Sanayi Ve Ticaret AS, Class C
(Industrials) 184
1,325 Arcelik AS (Consumer
Discretionary)* 3,559
15,115 Aselsan Elektronik Sanayi Ve
Ticaret AS (Industrials) 49,919
3,427 Astor Transformator Enerji
Turizm Insaat Ve Petrol Sanayi
Ticaret AS (Industrials) 8,170
1,094 Avrupakent Gayrimenkul
Yatirim Ortakligi AS (Real
Estate) 1,457
1,972 Aydem Yenilenebilir Enerji AS
(Utilities) 808
1,011 Aygaz AS (Utilities) 3,303
28,864 Baticim Bati Anadolu Cimento
Sanayii AS (Materials)* 3,656
5,136 BatiSoke Soke Cimento Sanayii
TAS (Materials)* 2,140
5,726 Bera Holding AS (Industrials)* 2,050
5,122 BIM Birlesik Magazalar AS
(Consumer Staples) 62,130
366 Borusan Birlesik Boru
Fabrikalari Sanayi ve Ticaret AS
(Materials)* 3,085
48 Borusan Yatirim ve Pazarlama
AS (Financials) 2,246
20,899 Can2 Termik AS (Utilities)* 820
43 Celebi Hava Servisi AS
(Industrials) 1,965
5,227 Cimsa Cimento Sanayi VE
Ticaret AS (Materials) 6,420
10,627 Coca-Cola Icecek AS
(Consumer Staples) 13,205
3,290 CW Enerji Muhendislik Ticaret
VE Sanayi AS (Industrials) 1,205
1,057 Destek Finans Faktoring AS
(Financials)* 7,933
547 Deva Holding AS (Health Care) 760
Shares Description Value
a
Common Stocks – (continued)
Turkey – (continued)
13,205 Dogan Sirketler Grubu Holding
AS (Consumer Discretionary) $ 4,933
637 Dogu Aras Enerji Yatirimlari AS
(Utilities) 771
1,009 Dogus Otomotiv Servis
ve Ticaret AS (Consumer
Discretionary) 4,464
236 Eczacibasi Yatirim Holding
Ortakligi AS (Industrials) 1,064
1,030 Efor Cay Sanayi Ticaret AS
(Consumer Staples)* 2,698
16 EGE Endustri VE Ticaret AS
(Consumer Discretionary) 3,386
2,061 EIS Eczacibasi Ilac ve Sinai ve
Finansal Yatirimlar Sanayi ve
Ticaret AS (Consumer Staples) 2,421
27,093 Emlak Konut Gayrimenkul
Yatirim Ortakligi AS REIT
(Real Estate)* 9,652
3,307 Enerjisa Enerji AS (Utilities)
(a)
4,496
31,513 Enerya Enerji AS (Utilities) 3,919
7,100 Enka Insaat ve Sanayi AS
(Industrials) 10,910
44,282 Eregli Demir ve Celik
Fabrikalari TAS (Materials)* 26,451
1,282 Escar Turizm Tasimacilik
Ticaret AS (Industrials) 2,432
2,472 Europower Enerji VE
Otomasyon Teknolojileri Sanayi
Ticaret AS (Industrials)* 1,688
8,260 Ford Otomotiv Sanayi AS
(Consumer Discretionary) 16,871
1,233 GEN Ilac VE Saglik Urunleri
Sanayi VE Ticaret AS (Health
Care) 4,446
1,783 Girisim Elektrik Taahhut Ticaret
Ve Sanayi AS (Industrials)* 1,950
460 Grainturk Tarim AS (Consumer
Staples) 3,391
1,051 Gubre Fabrikalari TAS
(Materials)* 6,377
279 GUR-Sel Turizm Tasimacilik
VE Servis Ticaret AS
(Industrials) 1,920
13,702 Haci Omer Sabanci Holding AS
(Financials) 26,991
44,789 Hektas Ticaret TAS (Materials)* 3,527
6,509 Is Gayrimenkul Yatirim
Ortakligi AS REIT (Real
Estate)* 2,398
5,632 Is Yatirim Menkul Degerler AS
(Financials) 4,707
7,797 Izdemir Enerji Elektrik Uretim
AS (Utilities)* 1,236
2,509 Jantsa Jant Sanayi Ve Ticaret AS
(Industrials) 1,281
1,464 Kaleseramik Canakkale
Kalebodur Seramik Sanayi AS
(Industrials) 1,022

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Turkey – (continued)
3,123 Kardemir Karabuk Demir Celik
Sanayi ve Ticaret AS, Class A
(Materials)* $ 3,096
555 Kardemir Karabuk Demir Celik
Sanayi ve Ticaret AS, Class B
(Materials)* 303
10,497 Kardemir Karabuk Demir Celik
Sanayi ve Ticaret AS, Class D
(Materials)* 5,896
1,418 Kayseri Seker Fabrikasi AS
(Consumer Staples)* 720
8,282 KOC Holding AS (Industrials) 29,906
6,127 Kocaer Celik Sanayi Ve Ticaret
AS (Materials) 2,084
3,121 Kontrolmatik Enerji Ve
Muhendislik AS (Industrials) 2,009
3 Konya Cimento Sanayii AS
(Materials)* 405
912 Kordsa Teknik Tekstil AS
(Consumer Discretionary)* 1,270
2,613 Koza Anadolu Metal Madencilik
Isletmeleri AS (Materials)* 5,760
631 LDR Turizm AS (Industrials) 3,682
3,620 Margun Enerji Uretim Sanayi
VE Ticaret AS (Utilities)* 3,131
7,696 Mavi Giyim Sanayi Ve Ticaret
AS, Class B (Consumer
Discretionary)
(a)
5,997
3,207 MIA Teknoloji AS (Information
Technology)* 2,520
1,239 Migros Ticaret AS (Consumer
Staples) 15,061
652 MLP Saglik Hizmetleri AS
(Health Care)*
(a)
5,238
361 Nuh Cimento Sanayi AS
(Materials) 2,079
1,106 OBA Makarnacilik Sanayi VE
Ticaret AS (Consumer Staples) 1,393
453 Otokar Otomotiv Ve Savunma
Sanayi A.S. (Industrials)* 4,479
13,614 Oyak Cimento Fabrikalari AS
(Materials)* 7,285
2,730 Pasifik Eurasia Lojistik Dis
Ticaret AS (Industrials)* 5,430
2,900 Pegasus Hava Tasimaciligi AS
(Industrials)* 17,825
14,355 Petkim Petrokimya Holding AS
(Materials)* 5,963
1,554 Ral Yatirim Holding AS
(Industrials)* 5,196
2,760 Reeder Teknoloji Sanayi
VE Ticaret AS (Information
Technology)* 807
7,482 Reysas Gayrimenkul Yatirim
Ortakligi AS REIT (Real
Estate)* 2,452
7,026 Reysas Tasimacilik ve Lojistik
Ticaret AS (Industrials)* 2,453
Shares Description Value
a
Common Stocks – (continued)
Turkey – (continued)
131,015 Sasa Polyester Sanayi AS
(Materials)* $ 10,951
178 SDT Uzay VE Savunma
Teknolojileri AS (Industrials) 799
1,653 Selcuk Ecza Deposu Ticaret ve
Sanayi A.S. (Health Care) 2,881
2,116 Smart Gunes Enerjisi
Teknolojileri ArGE Uretim
Sanayi ve Ticaret AS
(Information Technology)* 1,508
3,666 Sok Marketler Ticaret AS
(Consumer Staples) 3,100
673 TAB Gida Sanayi Ve Ticaret AS
(Consumer Discretionary) 2,967
2,437 TAV Havalimanlari Holding AS
(Industrials)* 13,532
2,571 Tekfen Holding AS (Industrials) 7,272
1,738 Tofas Turk Otomobil Fabrikasi
AS (Consumer Discretionary) 7,839
2,528 Torunlar Gayrimenkul Yatirim
Ortakligi AS REIT (Real Estate) 3,981
2,852 Tureks Turizm Tasimacilik AS,
Class D (Industrials)* 1,081
13,525 Turk Altin Isletmeleri AS
(Materials)* 7,982
8,603 Turk Hava Yollari AO
(Industrials)* 59,905
7,060 Turk Telekomunikasyon AS
(Communication Services)* 9,922
363 Turk Traktor ve Ziraat
Makineleri AS (Industrials) 5,171
15,262 Turkcell Iletisim Hizmetleri AS
(Communication Services) 36,889
8,712 Turkiye Halk Bankasi AS
(Financials)* 4,314
100,055 Turkiye Is Bankasi AS, Class C
(Financials) 27,409
11,437 Turkiye Petrol Rafinerileri AS
(Energy) 36,140
12,444 Turkiye Sigorta AS (Financials) 5,233
14,400 Turkiye Sinai Kalkinma Bankasi
AS (Financials)* 4,000
19,902 Turkiye Sise ve Cam Fabrikalari
AS (Industrials) 16,736
1,974 Ulker Biskuvi Sanayi AS
(Consumer Staples)* 5,312
3,581 Vestel Beyaz Esya Sanayi
ve Ticaret AS (Consumer
Discretionary) 797
1,280 Vestel Elektronik Sanayi
ve Ticaret AS (Consumer
Discretionary)* 1,080
304 Visne Madencilik Uretim
Sanayi VE Ticaret AS
(Materials)* 3,215
40,584 Yapi ve Kredi Bankasi AS
(Financials)* 26,331

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Turkey – (continued)
2,296 Yayla Agro Gida Sanayi
VE Nakliyat AS (Consumer
Staples)* $ 544
1,675 YEO Teknoloji Enerji VE
Endustri AS (Industrials)* 1,708
11,007 Ziraat Gayrimenkul Yatirim
Ortakligi AS (Real Estate) 7,063
19,297 Zorlu Enerji Elektrik Uretim AS
(Utilities)* 1,470
881,170
United Arab Emirates – 2.7%
36,942 Abu Dhabi Commercial Bank
PJSC (Financials) 121,497
17,993 Abu Dhabi Islamic Bank PJSC
(Financials) 93,958
37,320 Abu Dhabi National Energy Co.
PJSC (Utilities) 33,429
36,952 Abu Dhabi National Oil Co. for
Distribution PJSC (Consumer
Discretionary) 36,519
33,682 ADNOC Drilling Co. PJSC
(Energy) 48,143
94,991 Adnoc Gas PLC (Energy) 84,827
46,320 Aldar Properties PJSC (Real
Estate) 104,797
19,666 Alpha Dhabi Holding PJSC
(Industrials) 63,822
39,970 Borouge PLC (Materials) 26,988
111,388 Dubai Electricity & Water
Authority PJSC (Utilities) 82,790
35,871 Dubai Islamic Bank PJSC
(Financials) 80,571
10,322 Emaar Development PJSC (Real
Estate) 37,657
78,756 Emaar Properties PJSC (Real
Estate) 281,961
31,168 Emirates NBD Bank PJSC
(Financials) 190,080
44,110 Emirates Telecommunications
Group Co. PJSC
(Communication Services) 206,319
56,034 First Abu Dhabi Bank PJSC
(Financials) 245,616
10,792 International Holding Co. PJSC
(Industrials)* 1,178,217
40,679 Modon Holding PSC
(Industrials)* 36,548
2,953,739
United States – 0.1%
8,764 JBS SA (Consumer Staples) 61,341
TOTAL COMMON STOCKS
(Cost $86,548,113)
106,646,801
Shares Description Rate Value
a
Preferred Stocks – 1.6%
Brazil – 1.1%
65,873 Banco Bradesco
SA (Financials) 8.28% $ 186,171
3,164 Centrais Eletricas
Brasileiras SA,
Class B (Utilities) 4.12 25,927
23,893 Cia Energetica
de Minas Gerais
(Utilities) 17.12 45,185
13,749 Cia Paranaense
de Energia -
Copel (Utilities) 6.45 30,390
16,784 Gerdau SA
(Materials) 4.20 44,653
67,589 Itau Unibanco
Holding SA
(Financials) 6.40 441,353
73,011 Itausa SA
(Financials) 8.19 141,002
54,645 Petroleo
Brasileiro
SA - Petrobras
(Energy) 11.57 294,577
16,459 Raizen SA
(Consumer
Discretionary) 0.52 5,571
1,214,829
Chile – 0.0%
1,811 Sociedad
Quimica y
Minera de Chile
SA, Class B
(Materials)* 0.70 54,154
Colombia – 0.1%
5,809 Grupo Cibest SA
(Financials) 10.57 59,723
1,341 Grupo de
Inversiones
Suramericana SA
(Financials) 3.82 12,015
71,738
Russia – 0.0%
4,252 Sberbank of
Russia PJSC
(Financials)
(c)
0.00 —
31,665 Surgutneftegas
PJSC (Energy)
(c)
0.00 —
640 Tatneft PJSC
(Energy)
(c)
0.00 —
—
South Korea – 0.4%
33 Doosan Co. Ltd.
(Industrials) 0.63 7,833
441 Hyundai Motor
Co. (Consumer
Discretionary) 8.51 47,210

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Rate Value
a
Preferred Stocks – (continued)
South Korea – (continued)
259 Hyundai Motor
Co. (Consumer
Discretionary) 8.50% $ 27,764
29 Hyundai Motor
Co. (Consumer
Discretionary) 8.51 3,100
97 LG Chem Ltd.
(Materials) 1.07 6,876
10,333 Samsung
Electronics Co.
Ltd. (Information
Technology) 3.14 345,257
33 Samsung Fire &
Marine Insurance
Co. Ltd.
(Financials) 6.44 7,056
445,096
TOTAL PREFERRED STOCKS
(Cost $1,851,777)
1,785,817
Shares Description Value
Exchange-Traded Fund – 0.5%
United States – 0.5%
23,978 iShares MSCI Malaysia ETF
(Cost $568,898)
574,513
Units Description Expiration Month Value
A
Rights – 0.0%
India – 0.0%
794 Mahindra &
Mahindra
Financial
Services Ltd.* 06/25 614
South Korea – 0.0%
27 Hanwha
Aerospace Co.
Ltd.* 07/25 2,485
TOTAL RIGHTS
(Cost $0)
3,099
Shares Dividend Rate Value
aa a
Investment Company – 0.7%
(d)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
758,501 4.192% 758,501
(Cost $758,501)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $89,727,289)
109,768,731
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 0.8%
(d)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
847,859 4.216% $ 847,859
(Cost $847,859)
TOTAL INVESTMENTS – 101.4%
(Cost $90,575,148)
$ 110,616,590
LIABILITIES IN EXCESS OF OTHER ASSETS
– (1.4)%
(1,579,766)
NET ASSETS – 100.0%
$ 109,036,824
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)
All or a portion of security is on loan.
(c)
Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)
Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
NVDR — Non-Voting Depository Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Financials 23.0%
Information Technology 22.4
Consumer Discretionary 13.0
Communication Services 9.0
Industrials 8.7
Materials 5.5
Consumer Staples 4.4
Energy 4.3
Health Care 3.3
Utilities 2.7
Real Estate 1.7
Investment Company 0.7
Exchange-Traded Fund 0.5
Securities Lending Reinvestment Vehicle 0.8
TOTAL INVESTMENTS
100.0%

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – 98.3%
Australia – 7.2%
27,018 AGL Energy Ltd. (Utilities) $ 176,483
10,733 Ampol Ltd. (Energy) 176,341
136,335 ANZ Group Holdings Ltd.
(Financials) 2,547,923
57,782 APA Group (Utilities) 308,269
25,991 Aristocrat Leisure Ltd.
(Consumer Discretionary) 1,043,734
8,626 ASX Ltd. (Financials) 395,805
48,322 Atlas Arteria Ltd. (Industrials) 165,128
82,710 Aurizon Holdings Ltd.
(Industrials) 157,023
228,720 BHP Group Ltd. (Materials) 5,630,124
20,458 BlueScope Steel Ltd.
(Materials) 299,521
63,524 Brambles Ltd. (Industrials) 948,028
15,167 CAR Group Ltd.
(Communication Services) 347,091
20,944 Charter Hall Group REIT (Real
Estate) 244,905
2,951 Cochlear Ltd. (Health Care) 515,610
59,291 Coles Group Ltd. (Consumer
Staples) 824,185
76,683 Commonwealth Bank of
Australia (Financials) 8,683,019
23,712 Computershare Ltd.
(Industrials) 613,752
47,795 Dexus REIT (Real Estate) 215,309
6,842 EBOS Group Ltd. (Health Care) 151,350
66,243 Endeavour Group Ltd.
(Consumer Staples) 173,507
89,122 Evolution Mining Ltd.
(Materials) 507,587
71,905 Fortescue Ltd. (Materials) 712,164
450,184 Glencore PLC (Materials)* 1,720,511
90,978 Goodman Group REIT (Real
Estate) 1,927,430
86,198 GPT Group (The) REIT (Real
Estate) 266,269
109,808 Insurance Australia Group Ltd.
(Financials) 610,563
4,933 JB Hi-Fi Ltd. (Consumer
Discretionary) 342,257
100,248 Lottery Corp. Ltd. (The)
(Consumer Discretionary) 329,025
41,679 Lynas Rare Earths Ltd.
(Materials)* 211,630
16,309 Macquarie Group Ltd.
(Financials) 2,248,275
123,998 Medibank Pvt Ltd. (Financials) 380,641
177,228 Mirvac Group REIT (Real
Estate) 263,467
139,623 National Australia Bank Ltd.
(Financials) 3,414,467
27,494 NEXTDC Ltd. (Information
Technology)* 231,965
50,636 Northern Star Resources Ltd.
(Materials) 683,671
21,955 Orica Ltd. (Materials) 265,487
76,955 Origin Energy Ltd. (Utilities) 535,854
Shares Description Value
a
Common Stocks – (continued)
Australia – (continued)
123,597 Pilbara Minerals Ltd.
(Materials)* $ 98,631
2,197 Pro Medicus Ltd. (Health Care) 398,728
68,414 Qantas Airways Ltd.
(Industrials) 467,135
68,220 QBE Insurance Group Ltd.
(Financials) 1,016,793
8,160 Ramsay Health Care Ltd.
(Health Care) 201,127
2,266 REA Group Ltd.
(Communication Services) 349,565
13,262 Reece Ltd. (Industrials) 133,654
16,886 Rio Tinto Ltd. (Materials) 1,224,275
49,214 Rio Tinto PLC (Materials) 2,921,502
148,504 Santos Ltd. (Energy) 629,805
233,610 Scentre Group REIT (Real
Estate) 551,747
15,426 SEEK Ltd. (Communication
Services) 241,335
9,075 SGH Ltd. (Industrials) 296,391
67,514 Sigma Healthcare Ltd. (Health
Care) 135,560
21,228 Sonic Healthcare Ltd. (Health
Care) 364,346
203,564 South32 Ltd. (Materials) 399,561
107,458 Stockland REIT (Real Estate) 377,584
49,198 Suncorp Group Ltd. (Financials) 653,174
13,229 Technology One Ltd.
(Information Technology) 349,565
525,809 Telstra Group Ltd.
(Communication Services) 1,617,478
17,635 TPG Telecom Ltd.
(Communication Services) 58,447
142,638 Transurban Group (Industrials) 1,301,649
36,682 Treasury Wine Estates Ltd.
(Consumer Staples) 199,241
172,904 Vicinity Ltd. REIT (Real Estate) 273,730
10,421 Washington H Soul Pattinson &
Co. Ltd. (Financials) 247,669
51,661 Wesfarmers Ltd. (Consumer
Discretionary) 2,760,120
156,285 Westpac Banking Corp.
(Financials) 3,274,795
37,490 Whitehaven Coal Ltd. (Energy) 134,144
8,227 WiseTech Global Ltd.
(Information Technology) 567,304
86,429 Woodside Energy Group Ltd.
(Energy) 1,237,576
55,293 Woolworths Group Ltd.
(Consumer Staples) 1,133,345
16,753 Worley Ltd. (Industrials) 140,374
62,024,720
Austria – 0.4%
3,208 ANDRITZ AG (Industrials) 221,609
3,519 BAWAG Group AG
(Financials)*
(a)
437,447
1,531 CA Immobilien Anlagen AG
(Real Estate) 42,061
1,463 CPI Europe AG (Real Estate)* 29,663

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Austria – (continued)
13,800 Erste Group Bank AG
(Financials) $ 1,109,969
1,602 EVN AG (Utilities) 43,012
19,874 Mondi PLC (Materials) 323,087
6,373 OMV AG (Energy) 340,766
6,701 Raiffeisen Bank International
AG (Financials) 204,485
684 Strabag SE (Industrials) 60,180
3,034 Verbund AG (Utilities) 236,799
1,593 Vienna Insurance Group AG
Wiener Versicherung Gruppe
(Financials) 78,125
5,036 voestalpine AG (Materials) 132,523
4,810 Wienerberger AG (Materials) 178,014
3,437,740
Belgium – 0.9%
991 Ackermans & van Haaren NV
(Industrials) 252,007
6,825 Ageas SA/NV (Financials) 445,128
43,863 Anheuser-Busch InBev SA/NV
(Consumer Staples) 3,089,314
5,149 Azelis Group NV (Industrials) 85,168
1,700 Colruyt Group NV (Consumer
Staples) 76,657
941 D’ieteren Group (Consumer
Discretionary) 193,250
1,984 Elia Group SA/NV (Utilities) 210,143
872 Financiere de Tubize SA (Health
Care) 124,732
3,767 Groupe Bruxelles Lambert NV
(Financials) 307,693
11,437 KBC Group NV (Financials) 1,129,077
20 Lotus Bakeries NV (Consumer
Staples) 206,843
674 Sofina SA (Financials) 194,962
3,145 Solvay SA (Materials) 103,041
3,274 Syensqo SA (Materials) 250,885
5,498 UCB SA (Health Care) 998,033
7,940 Warehouses De Pauw CVA
REIT (Real Estate) 193,438
7,860,371
Brazil – 0.0%
6,925 Yara International ASA
(Materials) 248,068
Chile – 0.0%
15,832 Antofagasta PLC (Materials) 378,006
China – 0.7%
226,793 Alibaba Health Information
Technology Ltd. (Consumer
Staples)*
(b)
131,017
76,238 Budweiser Brewing Co. APAC
Ltd. (Consumer Staples)
(a)
79,529
33,839 BYD Electronic International
Co. Ltd. (Information
Technology) 134,423
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
121,465 China Gas Holdings Ltd.
(Utilities) $ 110,908
133,933 China Mengniu Dairy Co. Ltd.
(Consumer Staples) 301,973
78,664 Chow Tai Fook Jewellery Group
Ltd. (Consumer Discretionary) 112,154
375,926 CSPC Pharmaceutical Group
Ltd. (Health Care) 388,316
142,057 ESR Group Ltd. (Real Estate)
(a)
232,246
93,949 Fosun International Ltd.
(Industrials) 54,992
259,315 Geely Automobile Holdings
Ltd. (Consumer Discretionary) 582,682
58,715 Prosus NV (Consumer
Discretionary)* 3,012,863
38,339 Qingdao Port International Co.
Ltd., Class H (Industrials)
(a)
32,073
43,053 Wharf Holdings Ltd. (The)
(Real Estate) 114,474
80,084 Wilmar International Ltd.
(Consumer Staples) 189,405
71,118 Xinyi Glass Holdings Ltd.
(Industrials) 67,839
119,468 Yangzijiang Shipbuilding
Holdings Ltd. (Industrials) 196,396
5,741,290
Denmark – 2.2%
123 AP Moller – Maersk A/S, Class
A (Industrials) 219,765
202 AP Moller – Maersk A/S, Class
B (Industrials) 365,372
4,192 Carlsberg AS, Class B
(Consumer Staples) 599,190
5,882 Coloplast A/S, Class B (Health
Care) 568,976
30,658 Danske Bank A/S (Financials) 1,171,590
8,646 DSV A/S (Industrials) 2,036,907
2,967 Genmab A/S (Health Care)* 622,909
144,671 Novo Nordisk A/S, Class B
(Health Care) 9,988,205
16,588 Novonesis Novozymes B, Class
B (Materials) 1,165,824
6,761 Orsted AS (Utilities)*
(a)
276,068
3,732 Pandora A/S (Consumer
Discretionary) 679,578
15,395 Tryg A/S (Financials) 395,492
45,867 Vestas Wind Systems A/S
(Industrials) 723,527
18,813,403
Faroe Islands – 0.0%
2,230 Bakkafrost P/F (Consumer
Staples) 103,674
Finland – 1.0%
6,316 Elisa OYJ (Communication
Services) 332,699
19,397 Fortum OYJ (Utilities) 334,711
4,698 Huhtamaki OYJ (Materials) 173,443

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Finland – (continued)
12,134 Kesko OYJ, Class B (Consumer
Staples) $ 293,410
15,169 Kone OYJ, Class B (Industrials) 944,379
31,351 Metso Corp. (Industrials) 378,335
19,330 Neste OYJ (Energy) 207,375
230,130 Nokia OYJ (Information
Technology) 1,195,504
145,316 Nordea Bank Abp (Financials) 2,105,844
4,786 Orion OYJ, Class B (Health
Care) 324,640
106,314 Sampo OYJ, Class A
(Financials) 1,134,032
25,682 Stora Enso OYJ, Class R
(Materials) 259,659
24,153 UPM-Kymmene OYJ
(Materials) 668,767
21,841 Wartsila OYJ Abp (Industrials) 437,136
8,789,934
France – 8.0%
25,852 Air Liquide SA (Materials) 5,353,168
26,968 Airbus SE (Industrials) 4,962,152
78,731 AXA SA (Financials) 3,710,141
45,868 BNP Paribas SA (Financials) 4,016,810
31,553 Bollore SE (Communication
Services) 200,595
8,765 Bouygues SA (Industrials) 381,999
7,211 Capgemini SE (Information
Technology) 1,197,246
20,754 Cie de Saint-Gobain SA
(Industrials) 2,328,769
30,727 Cie Generale des Etablissements
Michelin SCA (Consumer
Discretionary) 1,174,855
44,897 Credit Agricole SA
(Financials)
(b)
820,862
29,042 Danone SA (Consumer Staples) 2,480,660
30,938 Dassault Systemes (Information
Technology) 1,159,039
79,780 Engie SA (Utilities) 1,719,478
13,281 EssilorLuxottica SA (Health
Care) 3,689,407
1,488 Hermes International SCA
(Consumer Discretionary) 4,101,507
11,482 Legrand SA (Industrials) 1,394,088
10,263 L'Oreal SA (Consumer Staples) 4,338,862
11,894 LVMH Moet Hennessy
Louis Vuitton SE (Consumer
Discretionary) 6,457,654
85,684 Orange SA (Communication
Services) 1,277,679
8,841 Pernod Ricard SA (Consumer
Staples) 913,545
10,423 Publicis Groupe SA
(Communication Services) 1,134,521
16,145 Safran SA (Industrials) 4,791,103
1,266 Sartorius Stedim Biotech
(Health Care) 278,822
32,569 Societe Generale SA
(Financials) 1,769,205
Shares Description Value
a
Common Stocks – (continued)
France – (continued)
3,960 Thales SA (Industrials) $ 1,202,122
93,309 TotalEnergies SE (Energy) 5,472,299
21,974 Vinci SA (Industrials) 3,139,455
69,466,043
Germany – 9.2%
7,616 adidas AG (Consumer
Discretionary) 1,897,813
17,746 Allianz SE (Financials) 7,024,967
40,743 BASF SE (Materials) 1,961,150
44,788 Bayer AG (Health Care) 1,257,667
13,440 Bayerische Motoren Werke AG
(Consumer Discretionary) 1,191,632
4,403 Beiersdorf AG (Consumer
Staples) 603,070
4,194 BioNTech SE ADR (Health
Care)* 401,849
42,669 Commerzbank AG (Financials) 1,297,708
4,870 Continental AG (Consumer
Discretionary) 427,366
22,714 Daimler Truck Holding AG
(Industrials) 985,287
83,235 Deutsche Bank AG (Financials) 2,301,840
8,358 Deutsche Boerse AG
(Financials) 2,689,969
44,237 Deutsche Post AG (Industrials) 1,977,165
148,348 Deutsche Telekom AG
(Communication Services) 5,604,758
100,873 E.ON SE (Utilities) 1,766,985
9,633 Fresenius Medical Care AG
(Health Care) 547,012
18,826 Fresenius SE & Co. KGaA
(Health Care) 922,853
2,753 Hannover Rueck SE
(Financials) 870,096
284 Hapag-Lloyd AG (Industrials)
(a)
46,556
5,922 Heidelberg Materials AG
(Materials) 1,159,374
4,338 Henkel AG & Co. KGaA
(Consumer Staples) 318,137
59,369 Infineon Technologies AG
(Information Technology) 2,310,091
2,979 Knorr-Bremse AG (Industrials) 300,990
31,581 Mercedes-Benz Group AG
(Consumer Discretionary) 1,885,476
5,904 Merck KGaA (Health Care) 774,141
2,422 MTU Aero Engines AG
(Industrials) 963,727
6,145 Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
(Financials) 3,986,153
2,029 Rheinmetall AG (Industrials) 4,341,955
30,764 RWE AG (Utilities) 1,157,061
47,031 SAP SE (Information
Technology)
14,196,930
34,009 Siemens AG (Industrials) 8,177,333
29,766 Siemens Energy AG
(Industrials)* 2,889,206

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Germany – (continued)
13,596 Siemens Healthineers AG
(Health Care)
(a)
$ 718,956
6,072 Symrise AG (Materials) 724,135
2,729 Talanx AG (Financials) 354,113
1,277 Volkswagen AG (Consumer
Discretionary) 140,622
31,849 Vonovia SE (Real Estate) 1,042,395
79,216,538
Hong Kong – 1.8%
491,638 AIA Group Ltd. (Financials) 4,116,027
27,139 Cathay Pacific Airways Ltd.
(Industrials) 36,547
85,460 CK Asset Holdings Ltd. (Real
Estate) 354,197
27,347 CK Infrastructure Holdings Ltd.
(Utilities) 176,988
83,261 CLP Holdings Ltd. (Utilities) 706,623
2,639 Futu Holdings Ltd. ADR
(Financials) 268,993
78,358 Hang Lung Properties Ltd.
(Real Estate) 61,955
32,455 Hang Seng Bank Ltd.
(Financials) 454,446
59,286 Henderson Land Development
Co. Ltd. (Real Estate) 185,610
101,902 HK Electric Investments &
HK Electric Investments Ltd.
(Utilities) 73,552
162,623 HKT Trust & HKT Ltd.
(Communication Services) 234,347
498,877 Hong Kong & China Gas Co.
Ltd. (Utilities) 438,976
54,815 Hong Kong Exchanges &
Clearing Ltd. (Financials) 2,766,771
46,535 Hongkong Land Holdings Ltd.
(Real Estate) 240,586
8,887 Jardine Matheson Holdings Ltd.
(Industrials) 395,471
119,257 Link REIT (Real Estate) 633,428
70,516 MTR Corp. Ltd. (Industrials) 246,398
61,425 Power Assets Holdings Ltd.
(Utilities) 388,922
121,111 Prudential PLC (Financials) 1,379,764
441,612 Sino Biopharmaceutical Ltd.
(Health Care) 250,610
151,717 Sino Land Co. Ltd. (Real
Estate) 153,235
61,037 Sun Hung Kai Properties Ltd.
(Real Estate) 655,785
18,440 Swire Pacific Ltd., Class A
(Industrials) 157,203
34,427 Swire Pacific Ltd., Class B
(Industrials) 46,274
47,387 Swire Properties Ltd. (Real
Estate) 103,941
62,360 Techtronic Industries Co. Ltd.
(Industrials) 698,628
341,978 WH Group Ltd. (Consumer
Staples)
(a)
315,744
Shares Description Value
a
Common Stocks – (continued)
Hong Kong – (continued)
69,717 Wharf Real Estate Investment
Co. Ltd. (Real Estate) $ 174,791
15,715,812
Ireland – 0.5%
8,540 AerCap Holdings NV
(Industrials) 988,334
94,165 AIB Group PLC (Financials) 739,754
45,400 Bank of Ireland Group PLC
(Financials) 622,608
6,716 Kerry Group PLC, Class A
(Consumer Staples) 733,462
6,902 Kingspan Group PLC
(Industrials) 591,581
3,675,739
Israel – 1.1%
2,598 Airport City Ltd. (Real Estate)* 40,663
9,715 Amot Investments Ltd. (Real
Estate) 54,080
1,645 Azrieli Group Ltd. (Real Estate) 125,555
61,226 Bank Hapoalim BM
(Financials) 1,024,565
68,672 Bank Leumi Le-Israel BM
(Financials) 1,105,262
90,155 Bezeq The Israeli
Telecommunication Corp. Ltd.
(Communication Services) 140,568
708 Big Shopping Centers Ltd.
(Real Estate)* 114,052
1,267 Camtek Ltd. (Information
Technology)* 85,867
5,355 Cellebrite DI Ltd. (Information
Technology)* 89,321
3,882 Check Point Software
Technologies Ltd. (Information
Technology)* 888,512
418 Delek Group Ltd. (Energy) 73,607
1,113 Elbit Systems Ltd. (Industrials) 445,624
11,689 Energix-Renewable Energies
Ltd. (Utilities) 37,135
5,219 Enlight Renewable Energy Ltd.
(Utilities)* 101,899
297 Fattal Holdings 1998 Ltd.
(Consumer Discretionary)* 44,940
2,332 First International Bank Of
Israel Ltd. (The) (Financials) 146,448
4,439 Global-e Online Ltd. (Consumer
Discretionary)* 141,471
4,951 Harel Insurance Investments
& Financial Services Ltd.
(Financials) 100,451
31,405 ICL Group Ltd. (Materials) 206,591
166 Israel Corp. Ltd. (Materials) 51,793
55,726 Israel Discount Bank Ltd., Class
A (Financials) 473,469
1,127 Melisron Ltd. (Real Estate) 105,169
813 Menora Mivtachim Holdings
Ltd. (Financials) 47,406

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Israel – (continued)
26,379 Mivne Real Estate KD Ltd.
(Real Estate) $ 80,505
6,778 Mizrahi Tefahot Bank Ltd.
(Financials) 387,518
2,851 Nice Ltd. (Information
Technology)* 479,764
1,277 Nova Ltd. (Information
Technology)* 267,981
1,490 Oddity Tech Ltd., Class A
(Consumer Staples)* 110,901
4,587 OPC Energy Ltd. (Utilities)* 51,225
10,474 Phoenix Financial Ltd.
(Financials) 252,389
3,537 Plus500 Ltd. (Financials) 162,556
6,392 Shapir Engineering and Industry
Ltd. (Industrials) 49,296
12,127 Shufersal Ltd. (Consumer
Staples) 121,403
2,262 Strauss Group Ltd. (Consumer
Staples) 55,150
52,442 Teva Pharmaceutical Industries
Ltd. (Health Care)* 926,153
4,947 Tower Semiconductor Ltd.
(Information Technology)* 203,410
2,469 Wix.com Ltd. (Information
Technology)* 367,757
5,473 ZIM Integrated Shipping
Services Ltd. (Industrials) 95,504
9,255,960
Italy – 2.9%
70,046 A2A SpA (Utilities) 181,623
9,141 Banca Mediolanum SpA
(Financials) 151,820
53,880 Banco BPM SpA (Financials) 618,402
26,073 Davide Campari-Milano NV
(Consumer Staples) 170,019
352,870 Enel SpA (Utilities) 3,238,819
94,369 Eni SpA (Energy) 1,389,723
5,580 Ferrari NV (Consumer
Discretionary) 2,669,443
27,475 FinecoBank Banca Fineco SpA
(Financials) 593,253
41,686 Generali (Financials) 1,516,737
15,802 Infrastrutture Wireless
Italiane SpA (Communication
Services)
(a)(b)
185,312
671,894 Intesa Sanpaolo SpA
(Financials) 3,745,192
18,401 Leonardo SpA (Industrials) 1,132,642
23,513 Mediobanca Banca di Credito
Finanziario SpA (Financials) 558,421
9,796 Moncler SpA (Consumer
Discretionary) 612,318
21,883 Nexi SpA (Financials)
(a)(b)
131,567
20,527 Poste Italiane SpA (Financials)
(a)
445,326
23,068 PRADA SpA (Consumer
Discretionary) 150,913
12,842 Prysmian SpA (Industrials) 825,165
Shares Description Value
a
Common Stocks – (continued)
Italy – (continued)
4,967 Recordati Industria Chimica
e Farmaceutica SpA (Health
Care) $ 297,728
23,235 Ryanair Holdings PLC ADR
(Industrials) 1,291,866
92,239 Snam SpA (Utilities) 551,426
485,191 Telecom Italia SpA
(Communication Services)* 207,326
271,539 Telecom Italia SpA-RSP
(Communication Services)* 127,406
63,212 Terna - Rete Elettrica Nazionale
(Utilities) 642,839
64,447 UniCredit SpA (Financials) 4,138,129
16,941 Unipol Assicurazioni SpA
(Financials) 331,372
25,904,787
Japan – 23.9%
4,120 ABC-Mart, Inc. (Consumer
Discretionary) 80,233
17,099 Acom Co. Ltd. (Financials) 49,059
33,564 Advantest Corp. (Information
Technology) 1,713,614
33,597 Aeon Co. Ltd. (Consumer
Staples) 1,032,625
4,074 Aeon Mall Co. Ltd. (Real
Estate) 81,130
9,173 AGC, Inc. (Industrials) 272,212
9,107 Air Water, Inc. (Materials) 127,427
22,922 Aisin Corp. (Consumer
Discretionary) 292,770
39,448 Ajinomoto Co., Inc. (Consumer
Staples) 987,464
8,449 Alfresa Holdings Corp. (Health
Care) 113,711
13,836 Amada Co. Ltd. (Industrials) 142,056
20,117 ANA Holdings, Inc.
(Industrials)
(b)
398,311
67,832 Asahi Group Holdings Ltd.
(Consumer Staples) 895,996
9,610 Asahi Intecc Co. Ltd. (Health
Care) 149,416
56,718 Asahi Kasei Corp. (Materials) 399,162
28,834 Asics Corp. (Consumer
Discretionary) 695,997
81,717 Astellas Pharma, Inc. (Health
Care) 809,270
23,522 Azbil Corp. (Information
Technology) 207,190
26,105 Bandai Namco Holdings, Inc.
(Consumer Discretionary) 831,481
5,821 BayCurrent Consulting, Inc.
(Industrials) 309,940
25,061 Bridgestone Corp. (Consumer
Discretionary) 1,079,414
11,321 Brother Industries Ltd.
(Information Technology) 193,868
3,501 Calbee, Inc. (Consumer Staples) 69,064
41,058 Canon, Inc. (Information
Technology)
(b)
1,261,090

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
15,070 Capcom Co. Ltd.
(Communication Services) $ 449,087
42,587 Central Japan Railway Co.
(Industrials) 932,933
28,797 Chiba Bank Ltd. (The)
(Financials) 262,235
29,777 Chubu Electric Power Co., Inc.
(Utilities) 364,848
29,262 Chugai Pharmaceutical Co. Ltd.
(Health Care) 1,537,778
6,312 Coca-Cola Bottlers Japan
Holdings, Inc. (Consumer
Staples) 104,198
50,501 Concordia Financial Group Ltd.
(Financials) 324,436
1,693 Cosmos Pharmaceutical Corp.
(Consumer Staples) 103,625
18,612 CyberAgent, Inc.
(Communication Services) 188,964
19,581 Dai Nippon Printing Co. Ltd.
(Industrials) 289,247
15,402 Daifuku Co. Ltd. (Industrials) 412,869
160,276 Dai-ichi Life Holdings, Inc.
(Financials) 1,253,484
79,626 Daiichi Sankyo Co. Ltd. (Health
Care) 2,120,123
12,434 Daikin Industries Ltd.
(Industrials) 1,429,141
2,703 Daito Trust Construction Co.
Ltd. (Real Estate) 304,215
26,352 Daiwa House Industry Co. Ltd.
(Real Estate) 889,571
104 Daiwa House REIT Investment
Corp. REIT (Real Estate) 172,907
60,110 Daiwa Securities Group, Inc.
(Financials) 407,871
75,413 Denso Corp. (Consumer
Discretionary) 1,025,140
8,961 Dentsu Group, Inc.
(Communication Services) 193,882
4,095 Disco Corp. (Information
Technology) 932,830
45,334 East Japan Railway Co.
(Industrials) 951,953
20,814 Ebara Corp. (Industrials) 335,589
11,825 Eisai Co. Ltd. (Health Care) 339,356
7,569 Electric Power Development Co.
Ltd. (Utilities) 127,125
125,295 ENEOS Holdings, Inc. (Energy) 595,150
42,845 FANUC Corp. (Industrials) 1,148,511
8,076 Fast Retailing Co. Ltd.
(Consumer Discretionary) 2,706,085
6,132 Fuji Electric Co. Ltd.
(Industrials) 273,209
6,549 Fuji Media Holdings, Inc.
(Communication Services) 130,349
53,438 FUJIFILM Holdings Corp.
(Information Technology) 1,216,192
11,045 Fujikura Ltd. (Industrials) 514,226
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
82,421 Fujitsu Ltd. (Information
Technology) $ 1,895,235
8,243 Fukuoka Financial Group, Inc.
(Financials) 226,105
222 GLP J REIT (Real Estate) 195,545
1,980 GMO Payment Gateway, Inc.
(Financials) 121,494
9,848 Hakuhodo DY Holdings, Inc.
(Communication Services) 77,360
12,568 Hamamatsu Photonics KK
(Information Technology) 135,309
10,634 Hankyu Hanshin Holdings, Inc.
(Industrials) 286,310
11,466 Haseko Corp. (Consumer
Discretionary) 166,791
658 Hikari Tsushin, Inc. (Industrials) 179,394
1,324 Hirose Electric Co. Ltd.
(Information Technology) 155,894
4,652 Hitachi Construction Machinery
Co. Ltd. (Industrials) 141,951
200,117 Hitachi Ltd. (Industrials) 5,611,237
210,818 Honda Motor Co. Ltd.
(Consumer Discretionary) 2,144,779
4,876 Hoshizaki Corp. (Industrials) 182,307
15,506 Hoya Corp. (Health Care) 1,839,185
25,655 Hulic Co. Ltd. (Real Estate) 259,937
5,605 Ibiden Co. Ltd. (Information
Technology) 229,607
36,421 Idemitsu Kosan Co. Ltd.
(Energy) 222,496
6,587 IHI Corp. (Industrials) 638,409
7,202 Iida Group Holdings Co. Ltd.
(Consumer Discretionary) 101,221
38,632 Inpex Corp. (Energy) 522,474
15,262 Isetan Mitsukoshi Holdings Ltd.
(Consumer Discretionary) 232,693
26,280 Isuzu Motors Ltd. (Consumer
Discretionary) 356,878
57,045 ITOCHU Corp. (Industrials) 3,059,900
11,218 J Front Retailing Co. Ltd.
(Consumer Discretionary) 158,053
19,350 Japan Airlines Co. Ltd.
(Industrials)
(b)
391,975
47,604 Japan Exchange Group, Inc.
(Financials) 527,522
310 Japan Metropolitan Fund Invest
REIT (Real Estate) 211,830
62,884 Japan Post Bank Co. Ltd.
(Financials) 677,889
79,287 Japan Post Holdings Co. Ltd.
(Financials) 777,787
8,217 Japan Post Insurance Co. Ltd.
(Financials) 180,860
320 Japan Real Estate Investment
Corp. REIT (Real Estate) 259,468
50,512 Japan Tobacco, Inc. (Consumer
Staples) 1,553,569
26,973 JFE Holdings, Inc. (Materials) 319,930
19,918 Kajima Corp. (Industrials) 491,963

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
43,137 Kansai Electric Power Co., Inc.
(The) (Utilities) $ 490,577
7,016 Kansai Paint Co. Ltd.
(Materials) 99,944
20,713 Kao Corp. (Consumer Staples) 948,266
7,044 Kawasaki Heavy Industries Ltd.
(Industrials) 495,733
16,589 Kawasaki Kisen Kaisha Ltd.
(Industrials)
(b)
250,281
133,335 KDDI Corp. (Communication
Services) 2,309,187
4,944 Keio Corp. (Industrials) 120,092
21,332 Keisei Electric Railway Co. Ltd.
(Industrials) 204,753
4,640 Kewpie Corp. (Consumer
Staples) 109,492
8,482 Keyence Corp. (Information
Technology) 3,570,440
34,630 Kikkoman Corp. (Consumer
Staples) 317,393
8,515 Kintetsu Group Holdings Co.
Ltd. (Industrials) 167,414
3,627 Kioxia Holdings Corp.
(Information Technology)*
(b)
52,760
36,742 Kirin Holdings Co. Ltd.
(Consumer Staples) 527,596
2,285 Kobayashi Pharmaceutical Co.
Ltd. (Consumer Staples) 83,422
6,369 Kobe Bussan Co. Ltd.
(Consumer Staples) 200,831
5,085 Koei Tecmo Holdings Co. Ltd.
(Communication Services) 84,295
9,325 Koito Manufacturing Co. Ltd.
(Consumer Discretionary) 118,101
6,362 Kokusai Electric Corp.
(Information Technology) 132,359
40,861 Komatsu Ltd. (Industrials) 1,252,208
4,314 Konami Group Corp.
(Communication Services) 587,627
1,507 Kose Corp. (Consumer Staples) 60,460
42,973 Kubota Corp. (Industrials) 495,413
14,612 Kuraray Co. Ltd. (Materials) 185,821
5,062 Kurita Water Industries Ltd.
(Industrials) 189,682
60,878 Kyocera Corp. (Information
Technology) 743,176
11,208 Kyowa Kirin Co. Ltd. (Health
Care) 182,806
20,801 Kyushu Electric Power Co., Inc.
(Utilities) 178,826
6,315 Kyushu Railway Co.
(Industrials) 169,412
3,619 Lasertec Corp. (Information
Technology) 366,302
12,534 Lixil Corp. (Industrials) 141,154
117,742 LY Corp. (Communication
Services) 425,942
18,417 M3, Inc. (Health Care) 260,055
10,977 Makita Corp. (Industrials) 338,222
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
66,738 Marubeni Corp. (Industrials) $ 1,362,094
8,008 Marui Group Co. Ltd.
(Financials) 163,912
16,000 MatsukiyoCocokara & Co.
(Consumer Staples) 323,338
25,909 Mazda Motor Corp. (Consumer
Discretionary) 163,898
3,840 McDonald's Holdings Co. Japan
Ltd. (Consumer Discretionary) 162,600
42,444 Mebuki Financial Group, Inc.
(Financials) 209,374
8,269 Medipal Holdings Corp. (Health
Care) 129,311
11,201 MEIJI Holdings Co. Ltd.
(Consumer Staples) 250,343
15,334 MINEBEA MITSUMI, Inc.
(Industrials) 216,097
12,817 MISUMI Group, Inc.
(Industrials) 170,055
64,161 Mitsubishi Chemical Group
Corp. (Materials) 342,648
154,221 Mitsubishi Corp. (Industrials) 3,136,898
88,024 Mitsubishi Electric Corp.
(Industrials) 1,771,521
52,241 Mitsubishi Estate Co. Ltd. (Real
Estate) 956,156
8,161 Mitsubishi Gas Chemical Co.,
Inc. (Materials) 125,756
37,491 Mitsubishi HC Capital, Inc.
(Financials) 275,021
142,912 Mitsubishi Heavy Industries
Ltd. (Industrials) 3,319,873
29,193 Mitsubishi Motors Corp.
(Consumer Discretionary) 88,148
529,587 Mitsubishi UFJ Financial
Group, Inc. (Financials) 7,433,927
110,466 Mitsui & Co. Ltd. (Industrials) 2,318,871
8,007 Mitsui Chemicals, Inc.
(Materials) 182,286
124,265 Mitsui Fudosan Co. Ltd. (Real
Estate) 1,197,050
16,264 Mitsui OSK Lines Ltd.
(Industrials)
(b)
577,657
115,008 Mizuho Financial Group, Inc.
(Financials) 3,189,729
11,112 MonotaRO Co. Ltd.
(Industrials) 229,641
59,761 MS&AD Insurance Group
Holdings, Inc. (Financials) 1,431,332
77,078 Murata Manufacturing Co. Ltd.
(Information Technology) 1,138,850
58,087 NEC Corp. (Information
Technology) 1,523,679
14,525 Nexon Co. Ltd.
(Communication Services) 262,929
10,703 NGK Insulators Ltd.
(Industrials) 133,736
4,367 NH Foods Ltd. (Consumer
Staples) 153,834

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
11,427 Nichirei Corp. (Consumer
Staples) $ 147,337
41,095 NIDEC Corp. (Industrials) 800,284
12,052 Nikon Corp. (Consumer
Discretionary) 121,861
52,928 Nintendo Co. Ltd.
(Communication Services) 4,341,127
366 Nippon Building Fund, Inc.
REIT (Real Estate) 333,799
11,145 NIPPON EXPRESS
HOLDINGS, Inc. (Industrials) 206,804
40,043 Nippon Paint Holdings Co. Ltd.
(Materials) 302,345
299 Nippon Prologis REIT, Inc.
REIT (Real Estate) 159,555
8,408 Nippon Sanso Holdings Corp.
(Materials) 301,603
45,715 Nippon Steel Corp. (Materials) 921,302
2,462,965 Nippon Telegraph & Telephone
Corp. (Communication
Services) 2,737,861
7,286 Nippon Television Holdings,
Inc. (Communication Services) 165,468
19,443 Nippon Yusen KK (Industrials) 710,240
5,876 Nissan Chemical Corp.
(Materials) 177,060
100,557 Nissan Motor Co. Ltd.
(Consumer Discretionary)* 257,081
11,511 Nisshin Seifun Group, Inc.
(Consumer Staples) 138,847
8,210 Nissin Foods Holdings Co. Ltd.
(Consumer Staples) 174,220
7,163 Niterra Co. Ltd. (Consumer
Discretionary) 231,031
3,470 Nitori Holdings Co. Ltd.
(Consumer Discretionary) 345,569
32,418 Nitto Denko Corp. (Materials) 594,351
137,958 Nomura Holdings, Inc.
(Financials) 849,289
23,229 Nomura Real Estate Holdings,
Inc. (Real Estate) 136,465
188 Nomura Real Estate Master
Fund, Inc. REIT (Real Estate) 188,528
18,219 Nomura Research Institute Ltd.
(Information Technology) 704,290
27,944 NTT Data Group Corp.
(Information Technology) 772,699
31,132 Obayashi Corp. (Industrials) 470,448
1,287 OBIC Business Consultants Co.
Ltd. (Information Technology) 73,254
14,689 Obic Co. Ltd. (Information
Technology) 536,172
14,297 Odakyu Electric Railway Co.
Ltd. (Industrials) 159,026
41,809 Oji Holdings Corp. (Materials) 198,419
50,050 Olympus Corp. (Health Care) 643,423
8,437 Omron Corp. (Information
Technology) 218,972
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
18,348 Ono Pharmaceutical Co. Ltd.
(Health Care) $ 199,063
3,374 Open House Group Co. Ltd.
(Consumer Discretionary) 146,025
1,499 Oracle Corp. Japan (Information
Technology)
(b)
175,513
50,179 Oriental Land Co. Ltd.
(Consumer Discretionary) 1,117,330
51,759 ORIX Corp. (Financials) 1,099,782
126 Orix JREIT, Inc. REIT (Real
Estate) 156,305
16,781 Osaka Gas Co. Ltd. (Utilities) 427,157
9,886 Otsuka Corp. (Information
Technology) 203,174
20,524 Otsuka Holdings Co. Ltd.
(Health Care) 1,045,437
17,196 Pan Pacific International
Holdings Corp. (Consumer
Discretionary) 564,759
101,686 Panasonic Holdings Corp.
(Consumer Discretionary) 1,175,455
82,906 Persol Holdings Co. Ltd.
(Industrials) 155,073
4,030 Rakuten Bank Ltd. (Financials)* 210,835
63,933 Rakuten Group, Inc. (Consumer
Discretionary)* 353,837
66,223 Recruit Holdings Co. Ltd.
(Industrials) 3,987,745
74,599 Renesas Electronics Corp.
(Information Technology) 921,792
100,419 Resona Holdings, Inc.
(Financials) 890,440
8,205 Resonac Holdings Corp.
(Materials) 180,880
25,487 Ricoh Co. Ltd. (Information
Technology) 238,540
4,905 Rinnai Corp. (Consumer
Discretionary) 122,544
15,822 Rohm Co. Ltd. (Information
Technology) 171,822
8,862 Rohto Pharmaceutical Co. Ltd.
(Consumer Staples) 125,073
11,591 Ryohin Keikaku Co. Ltd.
(Consumer Discretionary) 445,020
7,361 Sanrio Co. Ltd. (Consumer
Discretionary) 323,528
15,405 Santen Pharmaceutical Co. Ltd.
(Health Care) 171,137
8,756 Sanwa Holdings Corp.
(Industrials) 302,617
12,427 SBI Holdings, Inc. (Financials) 377,990
4,200 SCREEN Holdings Co. Ltd.
(Information Technology) 301,258
6,449 SCSK Corp. (Information
Technology) 196,248
19,090 Secom Co. Ltd. (Industrials) 696,948
6,964 Sega Sammy Holdings, Inc.
(Consumer Discretionary) 131,780

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
10,048 Seibu Holdings, Inc.
(Industrials) $ 265,658
12,387 Seiko Epson Corp. (Information
Technology) 162,805
16,985 Sekisui Chemical Co. Ltd.
(Industrials) 295,453
27,354 Sekisui House Ltd. (Consumer
Discretionary) 622,358
104,276 Seven & i Holdings Co. Ltd.
(Consumer Staples) 1,572,505
14,038 SG Holdings Co. Ltd.
(Industrials) 136,737
12,484 Sharp Corp. (Consumer
Discretionary)* 64,031
10,728 Shimadzu Corp. (Information
Technology) 259,696
2,130 Shimamura Co. Ltd. (Consumer
Discretionary) 147,688
3,622 Shimano, Inc. (Consumer
Discretionary) 516,209
24,413 Shimizu Corp. (Industrials) 268,755
78,939 Shin-Etsu Chemical Co. Ltd.
(Materials) 2,538,937
34,707 Shionogi & Co. Ltd. (Health
Care) 579,192
17,624 Shiseido Co. Ltd. (Consumer
Staples) 284,583
20,687 Shizuoka Financial Group, Inc.
(Financials) 242,360
2,543 SMC Corp. (Industrials) 954,319
1,289,577 SoftBank Corp.
(Communication Services) 1,978,671
44,959 SoftBank Group Corp.
(Communication Services) 2,372,347
15,945 Sohgo Security Services Co.
Ltd. (Industrials) 110,834
10,066 Sojitz Corp. (Industrials) 248,903
41,389 Sompo Holdings, Inc.
(Financials) 1,258,349
276,461 Sony Group Corp. (Consumer
Discretionary) 7,299,743
3,966 Square Enix Holdings Co. Ltd.
(Communication Services) 249,430
5,102 Stanley Electric Co. Ltd.
(Consumer Discretionary) 98,296
25,905 Subaru Corp. (Consumer
Discretionary) 480,956
4,604 Sugi Holdings Co. Ltd.
(Consumer Staples) 101,081
64,466 Sumitomo Chemical Co. Ltd.
(Materials) 154,938
48,863 Sumitomo Corp. (Industrials) 1,253,618
32,845 Sumitomo Electric Industries
Ltd. (Consumer Discretionary) 691,066
7,481 Sumitomo Forestry Co. Ltd.
(Consumer Discretionary) 218,216
5,163 Sumitomo Heavy Industries
Ltd. (Industrials) 108,595
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
11,547 Sumitomo Metal Mining Co.
Ltd. (Materials) $ 265,598
176,295 Sumitomo Mitsui Financial
Group, Inc. (Financials) 4,520,541
30,417 Sumitomo Mitsui Trust Group,
Inc. (Financials) 826,958
19,154 Sumitomo Realty &
Development Co. Ltd. (Real
Estate) 737,382
7,886 Sumitomo Rubber Industries
Ltd. (Consumer Discretionary) 98,401
3,047 Sundrug Co. Ltd. (Consumer
Staples) 94,834
5,632 Suntory Beverage & Food Ltd.
(Consumer Staples) 183,095
72,616 Suzuki Motor Corp. (Consumer
Discretionary) 932,265
21,430 Sysmex Corp. (Health Care) 361,263
24,322 T&D Holdings, Inc. (Financials) 558,599
7,512 Taisei Corp. (Industrials) 419,239
70,533 Takeda Pharmaceutical Co. Ltd.
(Health Care) 2,108,731
6,058 TBS Holdings, Inc.
(Communication Services) 194,383
86,798 TDK Corp. (Information
Technology) 962,451
61,675 Terumo Corp. (Health Care) 1,137,373
10,614 TIS, Inc. (Information
Technology) 349,252
9,401 Tobu Railway Co. Ltd.
(Industrials) 166,299
2,094 Toei Animation Co. Ltd.
(Communication Services) 45,350
4,856 Toho Co. Ltd. (Communication
Services) 256,270
20,785 Tohoku Electric Power Co., Inc.
(Utilities) 144,477
80,217 Tokio Marine Holdings, Inc.
(Financials) 3,397,805
7,424 Tokyo Century Corp.
(Financials) 78,873
67,134 Tokyo Electric Power Co.
Holdings, Inc. (Utilities)* 184,939
20,754 Tokyo Electron Ltd.
(Information Technology) 3,308,098
15,451 Tokyo Gas Co. Ltd. (Utilities) 518,799
13,213 Tokyo Metro Co. Ltd.
(Industrials) 166,519
24,808 Tokyu Corp. (Industrials) 301,214
26,753 Tokyu Fudosan Holdings Corp.
(Real Estate) 195,788
12,160 TOPPAN Holdings, Inc.
(Industrials) 324,446
68,117 Toray Industries, Inc.
(Materials) 471,171
13,496 Tosoh Corp. (Materials) 200,015
6,875 TOTO Ltd. (Industrials) 176,431
4,110 Toyo Suisan Kaisha Ltd.
(Consumer Staples) 273,155

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
7,685 Toyota Industries Corp.
(Industrials) $ 964,786
484,275 Toyota Motor Corp. (Consumer
Discretionary) 9,293,167
31,481 Toyota Tsusho Corp.
(Industrials) 669,785
5,962 Trend Micro, Inc. (Information
Technology) 447,269
1,682 Tsuruha Holdings, Inc.
(Consumer Staples) 131,779
51,584 Unicharm Corp. (Consumer
Staples) 410,220
139 United Urban Investment Corp.
REIT (Real Estate) 145,652
17,834 USS Co. Ltd. (Consumer
Discretionary) 193,425
19,788 West Japan Railway Co.
(Industrials) 427,726
11,960 Yakult Honsha Co. Ltd.
(Consumer Staples) 241,944
29,231 Yamada Holdings Co. Ltd.
(Consumer Discretionary) 87,777
17,514 Yamaha Corp. (Consumer
Discretionary) 122,651
41,314 Yamaha Motor Co. Ltd.
(Consumer Discretionary) 317,811
12,421 Yamato Holdings Co. Ltd.
(Industrials) 172,419
5,968 Yamazaki Baking Co. Ltd.
(Consumer Staples) 134,626
11,015 Yaskawa Electric Corp.
(Industrials) 260,461
10,781 Yokogawa Electric Corp.
(Information Technology) 265,163
5,903 Yokohama Rubber Co. Ltd.
(The) (Consumer Discretionary) 148,991
4,236 Zensho Holdings Co. Ltd.
(Consumer Discretionary) 231,887
18,289 ZOZO, Inc. (Consumer
Discretionary) 198,233
206,659,544
Luxembourg – 0.1%
19,376 ArcelorMittal (Materials) 587,750
29,490 CVC Capital Partners PLC
(Financials)
(a)
548,044
19,239 Zabka Group SA (Consumer
Staples)* 116,167
1,251,961
Macau – 0.0%
97,849 Galaxy Entertainment Group
Ltd. (Consumer Discretionary) 416,774
109,237 Sands China Ltd. (Consumer
Discretionary)* 214,809
631,583
Mexico – 0.0%
8,302 Fresnillo PLC (Materials) 130,206
Shares Description Value
a
Common Stocks – (continued)
Netherlands – 3.8%
1,272 Adyen NV (Financials)*
(a)
$ 2,439,849
2,773 Argenx SE ADR (Health Care)* 1,589,650
2,096 ASM International NV
(Information Technology) 1,141,201
17,714 ASML Holding NV
(Information Technology) 13,149,821
4,245 EXOR NV (Financials) 408,663
5,647 Heineken Holding NV
(Consumer Staples) 439,778
13,100 Heineken NV (Consumer
Staples) 1,166,246
149,365 ING Groep NV (Financials) 3,167,507
42,361 Koninklijke Ahold Delhaize NV
(Consumer Staples) 1,788,000
151,484 Koninklijke KPN NV
(Communication Services) 711,622
36,110 Koninklijke Philips NV (Health
Care) 830,127
11,610 NXP Semiconductors NV
(Information Technology) 2,219,019
43,209 Universal Music Group NV
(Communication Services) 1,381,334
10,759 Wolters Kluwer NV
(Industrials) 1,909,074
32,341,891
New Zealand – 0.3%
30,420 a2 Milk Co. Ltd. (The)
(Consumer Staples) 161,281
77,566 Auckland International Airport
Ltd. (Industrials) 349,646
34,916 Contact Energy Ltd. (Utilities) 190,955
25,496 Fisher & Paykel Healthcare
Corp. Ltd. (Health Care) 555,617
41,297 Infratil Ltd. (Financials) 260,002
3,724 Mainfreight Ltd. (Industrials) 156,306
29,371 Mercury NZ Ltd. (Utilities) 103,638
56,973 Meridian Energy Ltd. (Utilities) 186,746
82,280 Spark New Zealand Ltd.
(Communication Services) 109,549
6,596 Xero Ltd. (Information
Technology)* 782,285
2,856,025
Norway – 0.7%
991 Aker ASA, Class A (Industrials) 58,293
13,809 Aker BP ASA (Energy) 317,615
33,205 AutoStore Holdings Ltd.
(Industrials)*
(a)
17,387
37,474 DNB Bank ASA (Financials) 1,002,397
39,598 Equinor ASA (Energy) 928,216
6,435 Frontline PLC (Energy) 116,265
8,159 Gjensidige Forsikring ASA
(Financials) 206,348
3,770 Kongsberg Gruppen ASA
(Industrials) 663,439
12,091 Leroy Seafood Group ASA
(Consumer Staples) 52,732
19,934 Mowi ASA (Consumer Staples) 371,867

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Norway – (continued)
7,537 Nordic Semiconductor ASA
(Information Technology)* $ 92,284
58,861 Norsk Hydro ASA (Materials) 322,386
4,031 Opera Ltd. ADR (Information
Technology) 73,969
35,812 Orkla ASA (Consumer Staples) 405,188
2,911 Salmar ASA (Consumer
Staples) 129,635
9,417 SpareBank 1 Sor-Norge ASA
(Financials) 163,876
18,559 Storebrand ASA (Financials) 242,860
28,943 Telenor ASA (Communication
Services) 443,614
10,505 TOMRA Systems ASA
(Industrials) 156,694
34,787 Var Energi ASA (Energy) 100,883
3,092 Vend Marketplaces ASA, Class
A (Communication Services) 103,257
4,299 Vend Marketplaces ASA, Class
B (Communication Services) 136,327
4,570 Wallenius Wilhelmsen ASA
(Industrials) 35,694
6,141,226
Poland – 0.5%
28,581 Allegro.eu SA (Consumer
Discretionary)*
(a)
262,908
27,817 Bank Millennium SA
(Financials)* 108,013
7,944 Bank Pekao SA (Financials) 390,989
570 Budimex SA (Industrials)* 94,956
2,099 CCC SA (Consumer
Discretionary)* 122,424
3,117 CD Projekt SA (Communication
Services) 184,628
2,159 Dino Polska SA (Consumer
Staples)*
(a)
316,884
10,890 InPost SA (Industrials)* 179,015
6,144 KGHM Polska Miedz SA
(Materials) 201,652
57 LPP SA (Consumer
Discretionary) 219,503
584 mBank SA (Financials)* 127,887
26,198 ORLEN SA (Energy) 514,508
39,579 PGE Polska Grupa
Energetyczna SA (Utilities)* 98,700
38,639 Powszechna Kasa Oszczednosci
Bank Polski SA (Financials) 776,794
25,603 Powszechny Zaklad
Ubezpieczen SA (Financials) 418,312
1,775 Santander Bank Polska SA
(Financials) 237,296
4,254,469
Portugal – 0.2%
329,938 Banco Comercial Portugues SA,
Class R (Financials) 256,950
136,161 EDP SA (Utilities) 542,565
19,090 Galp Energia SGPS SA
(Energy) 304,383
Shares Description Value
a
Common Stocks – (continued)
Portugal – (continued)
12,383 Jeronimo Martins SGPS SA
(Consumer Staples) $ 311,521
9,610 Navigator Co. SA (The)
(Materials) 37,573
1,452,992
Russia – –%
12,172 Evraz PLC (Materials)*
(c)
—
Singapore – 1.8%
159,906 CapitaLand Ascendas REIT
REIT (Real Estate) 328,591
257,886 CapitaLand Integrated
Commercial Trust REIT (Real
Estate) 417,945
108,130 CapitaLand Investment Ltd.
(Real Estate) 211,296
19,873 City Developments Ltd. (Real
Estate) 74,585
92,233 DBS Group Holdings Ltd.
(Financials) 3,198,402
255,420 Genting Singapore Ltd.
(Consumer Discretionary) 136,662
122,232 Grab Holdings Ltd., Class A
(Industrials)* 595,270
11,739 Hafnia Ltd. (Energy) 59,171
3,257 Jardine Cycle & Carriage Ltd.
(Industrials) 61,751
62,474 Keppel Ltd. (Industrials) 328,938
92,543 Mapletree Industrial Trust REIT
(Real Estate) 138,499
148,316 Mapletree Logistics Trust REIT
(Real Estate) 127,660
103,391 Mapletree Pan Asia Commercial
Trust REIT (Real Estate) 94,604
146,392 Oversea-Chinese Banking Corp.
Ltd. (Financials) 1,842,387
39,133 SATS Ltd. (Industrials) 93,766
16,895 Sea Ltd. ADR (Communication
Services)* 2,709,451
145,378 Seatrium Ltd. (Industrials) 231,099
40,379 Sembcorp Industries Ltd.
(Utilities) 207,281
59,642 Singapore Airlines Ltd.
(Industrials) 329,751
36,829 Singapore Exchange Ltd.
(Financials) 400,390
68,391 Singapore Technologies
Engineering Ltd. (Industrials) 414,716
326,973 Singapore Telecommunications
Ltd. (Communication Services) 966,011
29,777 STMicroelectronics NV
(Information Technology) 747,246
58,805 United Overseas Bank Ltd.
(Financials) 1,614,675
23,656 UOL Group Ltd. (Real Estate) 104,742
15,434,889

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
South Africa – 0.2%
55,966 Anglo American PLC
(Materials)* $ 1,664,180
Spain – 2.9%
7,865 ACS Actividades de
Construccion y Servicios SA
(Industrials) 516,528
3,361 Aena SME SA (Industrials)
(a)
904,292
20,475 Amadeus IT Group SA
(Consumer Discretionary) 1,705,664
261,104 Banco Bilbao Vizcaya
Argentaria SA (Financials) 3,915,689
686,229 Banco Santander SA
(Financials) 5,477,445
162,024 CaixaBank SA (Financials) 1,377,327
26,587 Cellnex Telecom SA
(Communication Services)*
(a)
1,017,768
14,241 Endesa SA (Utilities) 434,572
269,388 Iberdrola SA (Utilities)
(b)
4,917,634
50,771 Industria de Diseno Textil SA
(Consumer Discretionary) 2,750,477
4,798 Naturgy Energy Group SA
(Utilities)
(b)
141,729
18,180 Redeia Corp. SA (Utilities) 375,627
54,683 Repsol SA (Energy) 735,946
181,590 Telefonica SA (Communication
Services)
(b)
971,380
25,242,078
Sweden – 3.3%
7,906 AAK AB (Consumer Staples) 220,266
10,758 AddTech AB, Class B
(Industrials) 368,944
12,706 Alfa Laval AB (Industrials) 539,330
44,261 Assa Abloy AB, Class B
(Industrials) 1,400,415
115,402 Atlas Copco AB, Class A
(Industrials) 1,849,085
68,838 Atlas Copco AB, Class B
(Industrials) 978,644
5,335 Avanza Bank Holding AB
(Financials)
(b)
189,850
4,882 Axfood AB (Consumer Staples) 142,217
18,691 Beijer Ref AB (Industrials)
(b)
275,355
12,819 Boliden AB (Materials)* 400,254
18,297 Castellum AB (Real Estate) 226,690
6,102 Embracer Group AB
(Communication Services)* 74,139
27,969 Epiroc AB, Class A (Industrials) 624,610
16,976 Epiroc AB, Class B (Industrials) 331,392
23,628 EQT AB (Financials)
(b)
690,271
27,570 Essity AB, Class B (Consumer
Staples) 804,572
7,165 Evolution AB (Consumer
Discretionary)
(a)(b)
490,848
29,599 Fastighets AB Balder, Class B
(Real Estate)* 207,025
9,798 Getinge AB, Class B (Health
Care) 188,718
Shares Description Value
a
Common Stocks – (continued)
Sweden – (continued)
25,205 H & M Hennes & Mauritz
AB, Class B (Consumer
Discretionary)
(b)
$ 360,298
94,699 Hexagon AB, Class B
(Information Technology) 952,418
3,436 Holmen AB, Class B (Materials) 141,662
17,281 Husqvarna AB, Class B
(Industrials) 87,188
5,358 Industrivarden AB, Class A
(Financials) 193,793
6,959 Industrivarden AB, Class C
(Financials) 250,902
12,029 Indutrade AB (Industrials) 325,367
6,055 Investment AB Latour, Class B
(Industrials) 159,366
21,955 Investor AB, Class A
(Financials) 644,139
80,693 Investor AB, Class B
(Financials) 2,370,815
2,028 L E Lundbergforetagen AB,
Class B (Financials) 103,375
10,132 Lifco AB, Class B (Industrials) 411,822
66,443 Nibe Industrier AB, Class B
(Industrials) 271,653
6,480 Nordnet AB publ (Financials) 175,140
13,834 Saab AB, Class B (Industrials) 697,897
9,716 Sagax AB, Class B (Real
Estate)
(b)
212,226
4,878 Sagax AB, Class D (Real Estate) 17,013
47,903 Sandvik AB (Industrials) 1,044,346
22,625 Securitas AB, Class B
(Industrials) 333,900
72,577 Skandinaviska Enskilda Banken
AB, Class A (Financials) 1,208,615
14,922 Skanska AB, Class B
(Industrials) 354,059
15,502 SKF AB, Class B (Industrials) 340,223
9,922 SSAB AB, Class A (Materials) 59,687
26,344 SSAB AB, Class B (Materials) 156,063
26,890 Svenska Cellulosa AB SCA,
Class B (Materials) 362,968
63,972 Svenska Handelsbanken AB,
Class A (Financials) 852,853
1,593 Svenska Handelsbanken AB,
Class B (Financials)
(b)
33,270
8,147 Sweco AB, Class B (Industrials) 141,227
39,426 Swedbank AB, Class A
(Financials) 1,065,185
8,491 Swedish Orphan Biovitrum AB
(Health Care)* 259,196
24,884 Tele2 AB, Class B
(Communication Services) 371,643
133,205 Telefonaktiebolaget LM
Ericsson, Class B (Information
Technology) 1,129,995
101,533 Telia Co. AB (Communication
Services) 391,546
4,758 Thule Group AB (Consumer
Discretionary)
(a)
125,229

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Sweden – (continued)
9,425 Trelleborg AB, Class B
(Industrials) $ 344,620
8,560 Volvo AB, Class A (Industrials) 237,418
68,040 Volvo AB, Class B (Industrials) 1,883,595
21,262 Volvo Car AB, Class B
(Consumer Discretionary)*
(b)
38,495
28,111,832
Switzerland – 4.0%
73,445 ABB Ltd. (Industrials) 4,160,587
46 Chocoladefabriken Lindt &
Spruengli AG (Consumer
Staples) 740,770
24,232 Cie Financiere Richemont SA
(Consumer Discretionary) 4,567,373
11,470 DSM-Firmenich AG (Materials) 1,276,351
4,976 Galderma Group AG (Health
Care) 652,322
1,512 Geberit AG (Industrials) 1,128,180
423 Givaudan SA (Materials) 2,125,426
2,345 Kuehne + Nagel International
AG (Industrials) 528,199
3,196 Lonza Group AG (Health Care) 2,214,306
983 Partners Group Holding AG
(Financials) 1,318,564
897 Schindler Holding AG
(Industrials) 307,898
1,857 Schindler Holding AG
(Industrials) 660,930
7,405 SGS SA (Industrials) 773,174
6,963 Sika AG (Materials) 1,862,055
4,873 Straumann Holding AG (Health
Care) 626,067
1,303 Swiss Life Holding AG
(Financials) 1,302,762
1,157 Swisscom AG (Communication
Services) 796,401
147,354 UBS Group AG (Financials) 4,697,464
6,662 Zurich Insurance Group AG
(Financials) 4,680,551
34,419,380
United Kingdom – 11.3%
43,766 3i Group PLC (Financials) 2,403,323
10,669 Admiral Group PLC
(Financials) 481,988
19,935 Ashtead Group PLC
(Industrials) 1,165,394
13,786 Associated British Foods PLC
(Consumer Staples) 387,253
68,842 AstraZeneca PLC (Health Care) 9,952,123
41,056 Auto Trader Group PLC
(Communication Services)
(a)
439,607
123,249 Aviva PLC (Financials) 1,014,864
137,794 BAE Systems PLC (Industrials) 3,533,411
657,135 Barclays PLC (Financials) 2,902,240
61,647 Barratt Redrow PLC (Consumer
Discretionary) 383,082
4,545 Berkeley Group Holdings PLC
(Consumer Discretionary) 258,651
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
90,274 British American Tobacco PLC
(Consumer Staples) $ 4,058,782
274,844 BT Group PLC
(Communication Services) 665,116
15,372 Bunzl PLC (Industrials) 492,543
231,706 Centrica PLC (Utilities) 494,792
121,434 CK Hutchison Holdings Ltd.
(Industrials) 683,706
9,287 Coca-Cola Europacific Partners
PLC (Consumer Staples) 852,454
77,998 Compass Group PLC
(Consumer Discretionary) 2,740,051
74,292 ConvaTec Group PLC (Health
Care)
(a)
290,341
5,922 Croda International PLC
(Materials) 245,014
4,454 DCC PLC (Industrials) 278,459
102,105 Diageo PLC (Consumer
Staples) 2,777,285
16,990 Halma PLC (Information
Technology) 665,819
7,099 Hikma Pharmaceuticals PLC
(Health Care) 204,870
813,749 HSBC Holdings PLC
(Financials) 9,582,342
35,152 Imperial Brands PLC
(Consumer Staples) 1,332,060
61,168 Informa PLC (Communication
Services) 647,862
6,750 InterContinental Hotels Group
PLC (Consumer Discretionary) 773,185
13,019 Intermediate Capital Group
PLC (Financials) 352,189
83,363 International Consolidated
Airlines Group SA ADR
(Industrials) 727,759
7,245 Intertek Group PLC
(Industrials) 467,604
79,109 J Sainsbury PLC (Consumer
Staples) 304,472
112,501 JD Sports Fashion PLC
(Consumer Discretionary) 127,621
85,417 Kingfisher PLC (Consumer
Discretionary) 319,765
34,073 Land Securities Group PLC
REIT (Real Estate) 290,858
271,715 Legal & General Group PLC
(Financials) 911,291
2,750,954 Lloyds Banking Group PLC
(Financials) 2,863,968
21,863 London Stock Exchange Group
PLC (Financials) 3,324,251
108,918 M&G PLC (Financials) 347,669
92,057 Marks & Spencer Group PLC
(Consumer Staples) 464,794
60,248 Melrose Industries PLC
(Industrials) 380,320
224,725 National Grid PLC (Utilities) 3,171,452

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
356,567 NatWest Group PLC
(Financials) $ 2,522,533
5,375 Next PLC (Consumer
Discretionary) 932,515
29,458 Pearson PLC (Consumer
Discretionary) 462,803
33,686 Phoenix Group Holdings PLC
(Financials) 288,009
31,180 Reckitt Benckiser Group PLC
(Consumer Staples) 2,115,847
84,681 RELX PLC (Industrials) 4,561,015
115,489 Rentokil Initial PLC
(Industrials) 547,592
36,639 Rightmove PLC
(Communication Services) 368,200
389,971 Rolls-Royce Holdings PLC
(Industrials) 4,555,310
45,958 Sage Group PLC (The)
(Information Technology) 755,496
36,466 Schroders PLC (Financials) 174,772
56,060 Segro PLC REIT (Real Estate) 526,930
11,889 Severn Trent PLC (Utilities) 433,370
40,013 Smith & Nephew PLC (Health
Care) 579,796
15,763 Smiths Group PLC (Industrials) 457,880
3,303 Spirax Group PLC (Industrials) 254,561
50,789 SSE PLC (Utilities) 1,206,137
89,731 Standard Chartered PLC
(Financials) 1,401,259
158,947 Taylor Wimpey PLC (Consumer
Discretionary) 256,253
307,548 Tesco PLC (Consumer Staples) 1,609,208
113,398 Unilever PLC (Consumer
Staples) 7,198,086
30,697 United Utilities Group PLC
(Utilities) 484,753
934,334 Vodafone Group PLC
(Communication Services) 968,686
11,689 Weir Group PLC (The)
(Industrials) 382,416
8,404 Whitbread PLC (Consumer
Discretionary) 327,984
31,003 Wise PLC, Class A
(Financials)* 459,482
48,336 WPP PLC (Communication
Services) 390,710
97,982,233
United States – 9.4%
22,588 Alcon AG (Health Care) 1,943,852
672,185 BP PLC (Energy) 3,261,047
22,128 CSL Ltd. (Health Care) 3,517,256
2,122 CyberArk Software Ltd.
(Information Technology)* 812,259
41,896 Experian PLC (Industrials) 2,086,505
21,636 Ferrovial SE (Industrials) 1,101,373
189,351 GSK PLC (Health Care) 3,848,117
415,210 Haleon PLC (Health Care) 2,317,558
22,651 Holcim AG (Materials)* 2,509,517
3,726 ICON PLC (Health Care)* 485,423
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
19,806 James Hardie Industries PLC
CDI (Materials)* $ 451,724
1,811 Monday.com Ltd. (Information
Technology)* 538,754
120,217 Nestle SA (Consumer Staples) 12,833,097
90,470 Novartis AG (Health Care) 10,354,688
32,275 Roche Holding AG (Health
Care) 10,430,299
1,309 Roche Holding AG (Health
Care) 446,132
50,693 Sanofi SA (Health Care) 5,036,713
24,816 Schneider Electric SE
(Industrials) 6,235,958
275,793 Shell PLC (Energy) 9,110,205
89,658 Stellantis NV (Consumer
Discretionary) 912,497
13,269 Swiss Re AG (Financials) 2,345,959
16,430 Tenaris SA (Energy)
(b)
275,493
80,854,426
TOTAL COMMON STOCKS
(Cost $718,941,417)
850,061,000
Shares Description Rate Value
a
Preferred Stocks – 0.3%
Germany – 0.3%
2,639 Bayerische
Motoren Werke
AG (Consumer
Discretionary) 5.84% 218,553
5,135 Dr. Ing hc F
Porsche AG
(Consumer
Discretionary)
(a)(b)
10.86 247,521
7,538 Henkel AG
& Co. KGaA
(Consumer
Staples) 2.89 603,134
6,903 Porsche
Automobil
Holding SE
(Consumer
Discretionary) 5.44 275,066
1,106 Sartorius AG
(Health Care) 0.35 264,929
9,476 Volkswagen
AG (Consumer
Discretionary) 6.67 1,025,849
TOTAL PREFERRED STOCKS
(Cost $3,618,644)
2,635,052

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Additional Investment Information
Shares Dividend Rate Value
aa a
Investment Company – 0.8%
(d)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
7,044,022 4.192% $ 7,044,022
(Cost $7,044,022)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $729,604,083)
859,740,074
a
Securities Lending Reinvestment Vehicle – 1.4%
(d)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
11,862,780 4.216% 11,862,780
(Cost $11,862,780)
TOTAL INVESTMENTS – 100.8%
(Cost $741,466,863)
$ 871,602,854
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.8)%
(6,602,839)
NET ASSETS – 100.0%
$ 865,000,015
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)
All or a portion of security is on loan.
(c)
Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)
Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
CVA — Dutch Certification
PLC — Public Limited Company
REIT — Real Estate Investment Trust
SDR — Swedish Depositary Receipt
Sector Name
% of
Market
Value
Financials 22.9%
Industrials 18.4
Health Care 10.9
Consumer Discretionary 10.1
Information Technology 8.3
Consumer Staples 8.2
Materials 5.6
Communication Services 4.9
Utilities 3.3
Energy 3.1
Real Estate 2.1
Investment Company 0.8
Securities Lending Reinvestment Vehicle 1.4
TOTAL INVESTMENTS
100.0%
FUTURES CONTRACTS
— At May 31, 2025, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
MSCI EAFE E-Mini Index 83 06/20/25 $ 10,808,675 $ 518,973

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 GROWTH EQUITY ETF
Schedule of Investments
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.8%
Communication Services – 11.7%
40,921 Alphabet, Inc., Class A $ 7,027,773
33,779 Alphabet, Inc., Class C 5,838,700
1,093 DoubleVerify Holdings, Inc.* 15,018
146 Iridium Communications, Inc. 3,708
56 Liberty Broadband Corp., Class
A* 5,203
359 Liberty Broadband Corp., Class
C* 33,674
109 Liberty Media Corp.-Liberty
Formula One, Class A* 9,605
1,011 Liberty Media Corp.-Liberty
Formula One, Class C* 97,592
2,140 Live Nation Entertainment, Inc.* 293,587
22 Madison Square Garden Sports
Corp.* 4,177
19,387 Meta Platforms, Inc., Class A 12,552,889
5,796 Netflix, Inc.* 6,997,105
160 Nexstar Media Group, Inc. 27,267
7,924 Pinterest, Inc., Class A* 246,516
7,108 ROBLOX Corp., Class A* 618,254
251 Roku, Inc.* 18,187
1,989 Spotify Technology SA* 1,322,963
145 TKO Group Holdings, Inc. 22,882
6,035 Trade Desk, Inc. (The), Class A* 453,953
686 Trump Media & Technology
Group Corp.* 14,632
35,603,685
Consumer Discretionary – 15.1%
5,797 Airbnb, Inc., Class A* 747,813
63,342 Amazon.com, Inc.* 12,985,743
207 AutoZone, Inc.* 772,739
419 Booking Holdings, Inc. 2,312,432
112 Bright Horizons Family
Solutions, Inc.* 14,470
848 Burlington Stores, Inc.* 193,573
124 CarMax, Inc.* 7,993
508 Carvana Co.* 166,197
1,009 Cava Group, Inc.* 82,001
18,488 Chipotle Mexican Grill, Inc.* 925,879
312 Choice Hotels International, Inc. 39,524
944 Churchill Downs, Inc. 90,124
15,677 Coupang, Inc. (South Korea)* 439,740
143 Crocs, Inc.* 14,586
838 Darden Restaurants, Inc. 179,508
2,054 Deckers Outdoor Corp.* 216,738
63 Dick's Sporting Goods, Inc. 11,298
169 Domino's Pizza, Inc. 80,076
4,173 DoorDash, Inc., Class A* 870,696
6,129 DraftKings, Inc., Class A* 219,909
505 Duolingo, Inc.* 262,403
587 Dutch Bros, Inc., Class A* 42,381
1,014 Etsy, Inc.* 56,125
1,691 Expedia Group, Inc. 281,974
578 Five Below, Inc.* 67,377
512 Floor & Decor Holdings, Inc.,
Class A* 36,705
126 Grand Canyon Education, Inc.* 24,928
376 H&R Block, Inc. 21,413
1,624 Hasbro, Inc. 108,337
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
1,662 Hilton Worldwide Holdings, Inc. $ 412,907
10,712 Home Depot, Inc. (The) 3,945,123
85 Hyatt Hotels Corp., Class A 11,223
4,669 Las Vegas Sands Corp. 192,176
1,218 Light & Wonder, Inc.* 109,766
1,574 Lululemon Athletica, Inc.* 498,439
616 McDonald's Corp. 193,332
248 Murphy USA, Inc. 105,844
9,892 NIKE, Inc., Class B 599,356
5,930 Norwegian Cruise Line Holdings
Ltd.* 104,665
720 O'Reilly Automotive, Inc.* 984,600
632 Planet Fitness, Inc., Class A* 64,989
499 Pool Corp. 149,994
44 RH* 7,969
1,016 Ross Stores, Inc. 142,331
1,114 Royal Caribbean Cruises Ltd. 286,265
175 SharkNinja, Inc.* 16,088
124 Skechers USA, Inc., Class A* 7,693
2,243 Somnigroup International, Inc. 145,930
11,907 Starbucks Corp. 999,593
37,625 Tesla, Inc.* 13,035,558
891 Texas Roadhouse, Inc. 173,932
9,064 TJX Cos., Inc. (The) 1,150,222
35 TopBuild Corp.* 9,901
7,226 Tractor Supply Co. 349,738
554 Ulta Beauty, Inc.* 261,189
426 Vail Resorts, Inc. 68,232
1,725 Valvoline, Inc.* 59,668
1,135 Wendy's Co. (The) 12,939
1,009 Williams-Sonoma, Inc. 163,216
392 Wingstop, Inc. 133,946
124 Wyndham Hotels & Resorts, Inc. 10,265
96 Wynn Resorts Ltd. 8,692
339 YETI Holdings, Inc.* 10,360
1,447 Yum! Brands, Inc. 208,281
45,907,104
Consumer Staples – 4.6%
25 Boston Beer Co., Inc. (The),
Class A* 5,746
84 Casey's General Stores, Inc. 36,772
2,355 Celsius Holdings, Inc.* 89,207
1,681 Clorox Co. (The) 221,690
30,111 Coca-Cola Co. (The) 2,171,003
6,046 Colgate-Palmolive Co. 561,915
6,004 Costco Wholesale Corp. 6,245,241
707 elf Beauty, Inc.* 79,530
1,113 Estee Lauder Cos., Inc. (The),
Class A 74,504
199 Freshpet, Inc.* 15,952
280 Hershey Co. (The) 44,993
1,848 Kimberly-Clark Corp. 265,668
615 Lamb Weston Holdings, Inc. 34,305
7,650 Monster Beverage Corp.* 489,218
14,700 PepsiCo, Inc. 1,932,315
292 Performance Food Group Co.* 26,152
54 Pilgrim's Pride Corp. 2,655
7,127 Procter & Gamble Co. (The) 1,210,806

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 GROWTH EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Consumer Staples – (continued)
4,137 Sysco Corp. $ 302,001
13,809,673
Energy – 0.5%
1,750 Antero Midstream Corp. 32,865
1,539 Cheniere Energy, Inc. 364,727
367 Civitas Resources, Inc. 10,045
499 EQT Corp. 27,510
2,447 Hess Corp. 323,469
122 Matador Resources Co. 5,247
450 New Fortress Energy, Inc. 1,120
1,789 Permian Resources Corp. 22,559
2,932 Targa Resources Corp. 463,051
257 Texas Pacific Land Corp. 286,306
498 Viper Energy, Inc. 19,766
965 Weatherford International PLC 42,074
1,598,739
Financials – 9.2%
548 Allstate Corp. (The) 115,009
489 Ally Financial, Inc. 17,115
2,813 American Express Co. 827,163
1,184 Ameriprise Financial, Inc. 602,940
5,278 Apollo Global Management, Inc. 689,782
2,499 Ares Management Corp., Class A 413,584
225 Arthur J Gallagher & Co. 78,174
9,769 Blackstone, Inc. 1,355,546
3,135 Block, Inc.* 193,586
7,092 Blue Owl Capital, Inc. 132,479
1,404 Brown & Brown, Inc. 158,512
2,211 Charles Schwab Corp. (The) 195,320
2,301 Coinbase Global, Inc., Class A* 567,473
916 Corpay, Inc.* 297,801
65 Credit Acceptance Corp.* 31,024
4,184 Equitable Holdings, Inc. 221,208
92 Everest Group Ltd. 31,941
180 FactSet Research Systems, Inc. 82,487
2,438 Fiserv, Inc.* 396,882
1,095 Goldman Sachs Group, Inc.
(The)
(a)
657,493
62 Houlihan Lokey, Inc. 10,830
679 Jefferies Financial Group, Inc. 32,999
294 Kinsale Capital Group, Inc. 138,765
2,622 KKR & Co., Inc. 318,468
1,370 Lazard, Inc. 59,458
1,068 LPL Financial Holdings, Inc. 413,487
44 Markel Group, Inc.* 85,435
917 Marsh & McLennan Cos., Inc. 214,266
11,035 Mastercard, Inc., Class A 6,462,096
2,142 Moody's Corp. 1,026,703
916 Morgan Stanley 117,275
357 Morningstar, Inc. 110,106
595 MSCI, Inc. 335,592
43,911 NU Holdings Ltd., Class A
(Brazil)* 527,371
98 Popular, Inc. (Puerto Rico) 10,146
6,673 Progressive Corp. (The) 1,901,338
65 RLI Corp. 4,997
1,386 Ryan Specialty Holdings, Inc. 99,196
809 Shift4 Payments, Inc., Class A* 76,685
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
2,192 SoFi Technologies, Inc.* $ 29,154
6,261 Toast, Inc., Class A* 264,089
248 TPG, Inc. 11,936
612 Tradeweb Markets, Inc., Class A 88,403
876 UWM Holdings Corp. 3,767
23,352 Visa, Inc., Class A 8,527,917
628 Western Union Co. (The) 5,828
59 WEX, Inc.* 7,843
558 XP, Inc., Class A (Brazil) 10,803
27,960,472
Health Care – 8.5%
1,124 10X Genomics, Inc., Class A* 10,712
10,360 AbbVie, Inc. 1,928,100
587 Align Technology, Inc.* 106,212
1,547 Alnylam Pharmaceuticals, Inc.* 471,154
5,656 Amgen, Inc. 1,629,946
1,450 Apellis Pharmaceuticals, Inc.* 24,548
889 Bruker Corp. 32,626
1,941 Cardinal Health, Inc. 299,768
2,346 Cencora, Inc. 683,249
20 Chemed Corp. 11,497
339 Cigna Group (The) 107,341
672 DaVita, Inc.* 91,567
5,287 Dexcom, Inc.* 453,625
120 Doximity, Inc., Class A* 6,251
1,527 Edwards Lifesciences Corp.* 119,442
499 Elevance Health, Inc. 191,536
10,836 Eli Lilly & Co. 7,993,392
963 Exact Sciences Corp.* 54,198
3,149 Exelixis, Inc.* 135,533
581 GE HealthCare Technologies,
Inc. 40,984
609 HCA Healthcare, Inc. 232,266
1,099 IDEXX Laboratories, Inc.* 564,183
146 Incyte Corp.* 9,499
392 Inspire Medical Systems, Inc.* 54,174
940 Insulet Corp.* 305,528
4,784 Intuitive Surgical, Inc.* 2,642,394
1,966 Ionis Pharmaceuticals, Inc.* 65,881
271 IQVIA Holdings, Inc.* 38,029
298 Masimo Corp.* 48,425
736 McKesson Corp. 529,559
340 Medpace Holdings, Inc.* 100,266
34,326 Merck & Co., Inc. 2,637,610
490 Molina Healthcare, Inc.* 149,470
1,549 Natera, Inc.* 244,324
1,333 Neurocrine Biosciences, Inc.* 163,986
500 Penumbra, Inc.* 133,485
117 Regeneron Pharmaceuticals, Inc. 57,363
107 Repligen Corp.* 12,633
531 ResMed, Inc. 129,983
1,211 Sarepta Therapeutics, Inc.* 45,534
1,456 Stryker Corp. 557,124
1,200 Ultragenyx Pharmaceutical, Inc.* 40,836
843 UnitedHealth Group, Inc. 254,510
1,996 Veeva Systems, Inc., Class A* 558,281
1,748 Vertex Pharmaceuticals, Inc.* 772,703
1,413 Viking Therapeutics, Inc.* 37,868
491 Waters Corp.* 171,477

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 GROWTH EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
589 West Pharmaceutical Services,
Inc. $ 124,191
5,041 Zoetis, Inc. 850,064
25,923,327
Industrials – 6.1%
1,375 3M Co. 203,981
913 AAON, Inc. 87,913
337 Advanced Drainage Systems,
Inc. 37,057
630 American Airlines Group, Inc.* 7,188
196 Armstrong World Industries, Inc. 30,503
5,160 Automatic Data Processing, Inc. 1,679,735
124 Avis Budget Group, Inc.* 15,102
980 Axon Enterprise, Inc.* 735,353
1,347 AZEK Co., Inc. (The)* 66,690
1,661 Boeing Co. (The)* 344,359
1,718 Booz Allen Hamilton Holding
Corp. 182,538
1,447 Broadridge Financial Solutions,
Inc. 351,375
146 Builders FirstSource, Inc.* 15,721
248 BWX Technologies, Inc. 31,149
86 Carlisle Cos., Inc. 32,695
929 Caterpillar, Inc. 323,320
4,442 Cintas Corp. 1,006,113
479 Comfort Systems USA, Inc. 229,072
11,005 Copart, Inc.* 566,537
1,662 Core & Main, Inc., Class A* 91,094
215 Dayforce, Inc.* 12,702
246 EMCOR Group, Inc. 116,078
330 Equifax, Inc. 87,183
305 Expeditors International of
Washington, Inc. 34,383
13,058 Fastenal Co. 539,818
181 Ferguson Enterprises, Inc. 33,004
378 Generac Holdings, Inc.* 46,165
3,136 General Electric Co. 771,174
601 HEICO Corp. 180,084
1,086 HEICO Corp., Class A 256,122
1,371 Honeywell International, Inc. 310,765
331 Howmet Aerospace, Inc. 56,234
1,490 Illinois Tool Works, Inc. 365,169
153 KBR, Inc. 7,985
429 Lennox International, Inc. 242,149
207 Lincoln Electric Holdings, Inc. 40,073
429 Loar Holdings, Inc.* 37,344
916 Lockheed Martin Corp. 441,860
3,314 Lyft, Inc., Class A* 50,505
2,613 Old Dominion Freight Line, Inc. 418,524
1,544 Paychex, Inc. 243,813
429 Paycom Software, Inc. 111,150
586 Paylocity Holding Corp.* 111,867
606 Quanta Services, Inc. 207,591
141 Rockwell Automation, Inc. 44,493
3,734 Rollins, Inc. 213,772
207 Saia, Inc.* 54,733
45 Simpson Manufacturing Co., Inc. 7,006
223 SiteOne Landscape Supply, Inc.* 26,049
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
124 Spirit AeroSystems Holdings,
Inc., Class A* $ 4,635
293 Standard Aero, Inc.* 8,594
775 Tetra Tech, Inc. 27,078
1,050 Trane Technologies PLC 451,783
153 TransDigm Group, Inc. 224,670
148 TransUnion 12,673
1,446 Trex Co., Inc.* 80,788
27,519 Uber Technologies, Inc.* 2,315,999
50 U-Haul Holding Co.* 3,200
591 U-Haul Holding Co. 33,711
3,953 Union Pacific Corp. 876,222
215 United Rentals, Inc. 152,302
1,487 Veralto Corp. 150,232
1,909 Verisk Analytics, Inc. 599,693
4,841 Vertiv Holdings Co., Class A 522,489
508 W.W. Grainger, Inc. 552,480
5,427 Waste Management, Inc. 1,307,744
711 WillScot Holdings Corp. 19,161
1,528 XPO, Inc.* 173,932
18,622,676
Information Technology – 42.2%
5,894 Adobe, Inc.* 2,446,540
14,381 Advanced Micro Devices, Inc.* 1,592,408
9,322 Amphenol Corp., Class A 838,327
294 Appfolio, Inc., Class A* 62,084
102,038 Apple, Inc. 20,494,332
10,128 Applied Materials, Inc. 1,587,564
3,549 AppLovin Corp., Class A* 1,394,757
13,945 Arista Networks, Inc.* 1,208,195
71 Astera Labs, Inc.* 6,441
2,184 Atlassian Corp., Class A* 453,464
2,919 Autodesk, Inc.* 864,374
1,874 Bentley Systems, Inc., Class B 89,446
341 BILL Holdings, Inc.* 14,895
57,063 Broadcom, Inc. 13,813,240
3,692 Cadence Design Systems, Inc.* 1,059,862
904 CDW Corp. 163,045
4,122 Cloudflare, Inc., Class A* 683,799
127 Cognex Corp. 3,806
3,352 Confluent, Inc., Class A* 77,197
3,116 Crowdstrike Holdings, Inc.,
Class A* 1,468,789
4,113 Datadog, Inc., Class A* 484,840
592 Dell Technologies, Inc., Class C 65,872
2,714 Docusign, Inc.* 240,488
1,014 Dropbox, Inc., Class A* 29,264
4,039 Dynatrace, Inc.* 218,146
1,157 Elastic NV* 93,567
1,762 Enphase Energy, Inc.* 72,929
2,013 Entegris, Inc. 138,374
47 EPAM Systems, Inc.* 8,201
277 Fair Isaac Corp.* 478,180
1,004 Five9, Inc.* 26,616
6,968 Fortinet, Inc.* 709,203
1,022 Gartner, Inc.* 446,021
1,712 Gitlab, Inc., Class A* 77,913
423 Globant SA* 41,492
1,890 GoDaddy, Inc., Class A* 344,264

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 GROWTH EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
499 Guidewire Software, Inc.* $ 107,295
3,162 HP, Inc. 78,734
671 HubSpot, Inc.* 395,823
3,700 Intuit, Inc. 2,787,839
129 Jabil, Inc. 21,673
1,800 KLA Corp. 1,362,384
17,401 Lam Research Corp. 1,405,827
1,577 Lattice Semiconductor Corp.* 70,870
819 Manhattan Associates, Inc.* 154,611
917 Marvell Technology, Inc. 55,194
52,900 Microsoft Corp. 24,353,044
195 MicroStrategy, Inc., Class A* 71,967
55 MKS, Inc. 4,520
966 MongoDB, Inc.* 182,410
633 Monolithic Power Systems, Inc. 418,983
1,057 Motorola Solutions, Inc. 439,057
683 nCino, Inc.* 17,963
1,234 NetApp, Inc. 122,363
958 Nutanix, Inc., Class A* 73,469
167,258 NVIDIA Corp. 22,601,574
977 Okta, Inc.* 100,797
158 Onto Innovation, Inc.* 14,527
21,642 Oracle Corp. 3,582,400
27,874 Palantir Technologies, Inc., Class
A* 3,673,236
8,758 Palo Alto Networks, Inc.* 1,685,214
592 Pegasystems, Inc. 58,105
1,448 Procore Technologies, Inc.* 97,262
961 PTC, Inc.* 161,756
3,618 Pure Storage, Inc., Class A* 193,889
14,180 QUALCOMM, Inc. 2,058,936
999 RingCentral, Inc., Class A* 25,904
10,606 Salesforce, Inc. 2,814,514
611 SentinelOne, Inc., Class A* 10,760
2,781 ServiceNow, Inc.* 2,811,841
4,227 Snowflake, Inc., Class A* 869,367
6,703 Super Micro Computer, Inc.* 268,254
2,085 Synopsys, Inc.* 967,398
1,244 Teradata Corp.* 27,318
1,929 Teradyne, Inc. 151,619
1,496 Texas Instruments, Inc. 273,544
406 Twilio, Inc., Class A* 47,786
492 Tyler Technologies, Inc.* 283,879
27 Ubiquiti, Inc. 10,673
5,030 UiPath, Inc., Class A* 66,949
1,746 Unity Software, Inc.* 45,536
309 Universal Display Corp. 44,295
60 VeriSign, Inc. 16,348
2,863 Workday, Inc., Class A* 709,194
145 Zebra Technologies Corp., Class
A* 42,017
1,265 Zscaler, Inc.* 348,761
127,985,614
Materials – 0.8%
404 Avery Dennison Corp. 71,803
386 Celanese Corp. 20,392
Shares Description Value
aa
Common Stocks – (continued)
Materials – (continued)
2,051 Cleveland-Cliffs, Inc.* $ 11,957
345 Eagle Materials, Inc. 69,763
2,938 Ecolab, Inc. 780,392
601 Louisiana-Pacific Corp. 54,132
46 Martin Marietta Materials, Inc. 25,187
390 RPM International, Inc. 44,398
105 Sealed Air Corp. 3,381
2,893 Sherwin-Williams Co. (The) 1,038,037
1,181 Southern Copper Corp. (Mexico) 107,365
457 Vulcan Materials Co. 121,137
2,347,944
Real Estate – 0.7%
6,320 American Tower Corp. REIT 1,356,588
68 Equinix, Inc. REIT 60,440
2,223 Iron Mountain, Inc. REIT 219,432
196 Jones Lang LaSalle, Inc.* 43,649
293 Lamar Advertising Co., Class
A REIT 35,318
321 Public Storage REIT 99,000
1,108 Simon Property Group, Inc.
REIT 180,682
1,995,109
Utilities – 0.4%
670 Constellation Energy Corp. 205,121
1,166 NRG Energy, Inc. 181,779
4,596 Vistra Corp. 737,980
1,124,880
TOTAL COMMON STOCKS
(Cost $275,418,471)
302,879,223
Shares Dividend Rate Value
aa
Investment Company – 0.2%
(a)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
513,204 4.192% 513,204
(Cost $513,204)
TOTAL INVESTMENTS – 100.0%
(Cost $275,931,675)
$ 303,392,427
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.0%
136,901
NET ASSETS – 100.0%
$ 303,529,328
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 GROWTH EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
**End swaps header**
FUTURES CONTRACTS
— At May 31, 2025, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
E-MINI RUSS 1000 GJUN25 1 06/20/25 $ 201,275 $ 19,088

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 VALUE EQUITY ETF
Schedule of Investments
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.4%
Communication Services – 4.5%
546 Angi, Inc.* $ 8,545
105,041 AT&T, Inc. 2,920,140
1,337 Charter Communications, Inc.,
Class A* 529,813
54,877 Comcast Corp., Class A 1,897,098
928 DoubleVerify Holdings, Inc.* 12,751
3,894 Electronic Arts, Inc. 559,879
3,352 Fox Corp., Class A 184,159
1,939 Fox Corp., Class B 97,493
3,588 Frontier Communications Parent,
Inc.* 129,993
1,035 IAC, Inc.* 37,219
5,522 Interpublic Group of Cos., Inc.
(The) 132,307
1,622 Iridium Communications, Inc. 41,199
133 Liberty Broadband Corp., Class
A* 12,356
1,219 Liberty Broadband Corp., Class
C* 114,342
2,422 Liberty Global Ltd., Class A
(Belgium)* 23,324
2,532 Liberty Global Ltd., Class C
(Belgium)* 25,016
184 Liberty Media Corp.-Liberty
Formula One, Class A* 16,214
1,853 Liberty Media Corp.-Liberty
Formula One, Class C* 178,870
333 Liberty Media Corp.-Liberty
Live, Class A* 23,929
666 Liberty Media Corp.-Liberty
Live, Class C* 48,585
228 Madison Square Garden Sports
Corp.* 43,295
3,738 Match Group, Inc. 111,916
2,317 New York Times Co. (The),
Class A 132,347
5,551 News Corp., Class A 156,760
1,638 News Corp., Class B 53,596
267 Nexstar Media Group, Inc. 45,502
2,838 Omnicom Group, Inc. 208,423
6 Paramount Global, Class A 136
8,584 Paramount Global, Class B 103,866
1,591 Roku, Inc.* 115,284
3,534 Sirius XM Holdings, Inc. 76,617
2,462 Take-Two Interactive Software,
Inc.* 557,101
1,029 TKO Group Holdings, Inc. 162,386
6,889 T-Mobile US, Inc. 1,668,516
1,483 TripAdvisor, Inc.* 21,118
320 Trump Media & Technology
Group Corp.* 6,825
61,658 Verizon Communications, Inc. 2,710,486
26,493 Walt Disney Co. (The) 2,994,769
35,348 Warner Bros Discovery, Inc.* 352,419
4,563 ZoomInfo Technologies, Inc.* 43,577
16,558,171
Consumer Discretionary – 5.9%
3,558 ADT, Inc. 29,603
853 Advance Auto Parts, Inc. 40,884
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
823 Amer Sports, Inc. (Finland)* $ 29,941
3,449 Aptiv PLC (Jersey)* 230,428
3,885 Aramark 157,342
406 AutoNation, Inc.* 74,643
23 AutoZone, Inc.* 85,860
3,267 Bath & Body Works, Inc. 91,868
3,142 Best Buy Co., Inc. 208,252
560 Birkenstock Holding PLC
(Germany)* 30,117
32 Booking Holdings, Inc. 176,606
3,370 BorgWarner, Inc. 111,513
1,041 Boyd Gaming Corp. 78,044
729 Bright Horizons Family
Solutions, Inc.* 94,187
999 Brunswick Corp. 50,569
3,152 Caesars Entertainment, Inc.* 84,726
1,632 Capri Holdings Ltd.* 29,572
2,141 CarMax, Inc.* 138,009
14,567 Carnival Corp.* 338,246
490 Carter's, Inc. 15,371
1,038 Carvana Co.* 339,592
437 Columbia Sportswear Co. 27,872
744 Crocs, Inc.* 75,888
4,145 D.R. Horton, Inc. 489,359
785 Darden Restaurants, Inc. 168,155
735 Dick's Sporting Goods, Inc. 131,815
63 Dillard's, Inc., Class A 24,949
342 Domino's Pizza, Inc. 162,046
659 DoorDash, Inc., Class A* 137,500
768 Dutch Bros, Inc., Class A* 55,450
7,001 eBay, Inc. 512,263
585 Etsy, Inc.* 32,380
130 Five Below, Inc.* 15,154
1,000 Floor & Decor Holdings, Inc.,
Class A* 71,690
57,246 Ford Motor Co. 594,213
5,460 GameStop Corp., Class A* 162,708
2,891 Gap, Inc. (The) 64,498
2,236 Garmin Ltd. 453,841
14,478 General Motors Co. 718,254
3,397 Gentex Corp. 73,273
1,995 Genuine Parts Co. 252,407
282 Grand Canyon Education, Inc.* 55,792
1,637 H&R Block, Inc. 93,227
1,747 Harley-Davidson, Inc. 42,295
237 Hasbro, Inc. 15,810
1,720 Hilton Worldwide Holdings, Inc. 427,317
2,887 Home Depot, Inc. (The) 1,063,253
523 Hyatt Hotels Corp., Class A 69,052
1,636 Kohl's Corp. 13,301
790 Lear Corp. 71,432
1,936 Leggett & Platt, Inc. 17,540
3,443 Lennar Corp., Class A 365,234
141 Lennar Corp., Class B 14,283
433 Lithia Motors, Inc. 137,222
3,865 LKQ Corp. 156,416
8,292 Lowe’s Cos., Inc. 1,871,753
12,764 Lucid Group, Inc.* 28,464
4,024 Macy’s, Inc. 47,845

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 VALUE EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
3,348 Marriott International, Inc.,
Class A $ 883,303
469 Marriott Vacations Worldwide
Corp. 30,888
4,944 Mattel, Inc.* 93,639
9,862 McDonald's Corp. 3,095,189
3,434 MGM Resorts International* 108,686
732 Mohawk Industries, Inc.* 73,646
6,456 Newell Brands, Inc. 34,217
6,735 NIKE, Inc., Class B 408,074
45 NVR, Inc.* 320,217
883 Ollie's Bargain Outlet Holdings,
Inc.* 98,410
72 O'Reilly Automotive, Inc.* 98,460
2,232 Penn Entertainment, Inc.* 33,100
256 Penske Automotive Group, Inc. 42,030
571 Planet Fitness, Inc., Class A* 58,716
728 Polaris, Inc. 28,552
2,998 PulteGroup, Inc. 293,894
807 PVH Corp. 67,602
4,876 QuantumScape Corp.* 19,504
548 Ralph Lauren Corp. 151,692
140 RH* 25,355
11,300 Rivian Automotive, Inc., Class
A* 164,189
3,720 Ross Stores, Inc. 521,135
2,238 Royal Caribbean Cruises Ltd. 575,099
2,068 Service Corp. International 161,304
732 SharkNinja, Inc.* 67,293
1,796 Skechers USA, Inc., Class A* 111,424
3,739 Starbucks Corp. 313,889
3,349 Tapestry, Inc. 263,064
735 Thor Industries, Inc. 59,675
6,754 TJX Cos., Inc. (The) 857,083
1,515 Toll Brothers, Inc. 157,939
405 TopBuild Corp.* 114,570
1,037 Travel + Leisure Co. 50,367
132 Ulta Beauty, Inc.* 62,233
3,207 Under Armour, Inc., Class A* 21,519
2,847 Under Armour, Inc., Class C* 17,936
125 Vail Resorts, Inc. 20,021
5,094 VF Corp. 63,471
1,336 Wayfair, Inc., Class A* 55,097
1,307 Wendy's Co. (The) 14,900
745 Whirlpool Corp. 58,177
739 Williams-Sonoma, Inc. 119,541
1,039 Wyndham Hotels & Resorts, Inc. 86,008
1,337 Wynn Resorts Ltd. 121,052
859 YETI Holdings, Inc.* 26,251
2,539 Yum! Brands, Inc. 365,464
21,563,199
Consumer Staples – 8.4%
6,121 Albertsons Cos., Inc., Class A 136,070
24,760 Altria Group, Inc. 1,500,704
6,941 Archer-Daniels-Midland Co. 335,042
1,938 BellRing Brands, Inc.* 121,997
1,946 BJ's Wholesale Club Holdings,
Inc.* 220,307
Shares Description Value
aa
Common Stocks – (continued)
Consumer Staples – (continued)
132 Boston Beer Co., Inc. (The),
Class A* $ 30,340
743 Brown-Forman Corp., Class A 24,690
2,537 Brown-Forman Corp., Class B 84,583
2,031 Bunge Global SA 158,723
438 Casey's General Stores, Inc. 191,739
3,535 Church & Dwight Co., Inc. 347,526
24,187 Coca-Cola Co. (The) 1,743,883
960 Coca-Cola Consolidated, Inc. 110,064
5,299 Colgate-Palmolive Co. 492,489
6,957 Conagra Brands, Inc. 159,246
2,289 Constellation Brands, Inc., Class
A 408,106
5,549 Coty, Inc., Class A* 27,357
2,272 Darling Ingredients, Inc.* 70,795
3,159 Dollar General Corp. 307,213
2,982 Dollar Tree, Inc.* 269,155
2,165 Estee Lauder Cos., Inc. (The),
Class A 144,925
2,741 Flowers Foods, Inc. 46,323
430 Freshpet, Inc.* 34,469
8,120 General Mills, Inc. 440,591
1,634 Grocery Outlet Holding Corp.* 22,190
1,831 Hershey Co. (The) 294,223
4,232 Hormel Foods Corp. 129,838
999 Ingredion, Inc. 138,981
1,504 J M Smucker Co. (The) 169,365
3,785 Kellanova 312,755
27,893 Kenvue, Inc. 665,806
18,589 Keurig Dr Pepper, Inc. 625,892
2,839 Kimberly-Clark Corp. 408,135
12,966 Kraft Heinz Co. (The) 346,581
9,691 Kroger Co. (The) 661,217
1,391 Lamb Weston Holdings, Inc. 77,590
2,549 Maplebear, Inc.* 116,413
3,697 McCormick & Co., Inc. 268,883
2,542 Molson Coors Beverage Co.,
Class B 136,226
19,452 Mondelez International, Inc.,
Class A 1,312,815
2,072 Monster Beverage Corp.* 132,504
4,210 PepsiCo, Inc. 553,404
1,934 Performance Food Group Co.* 173,209
22,735 Philip Morris International, Inc. 4,105,714
519 Pilgrim's Pride Corp. 25,514
743 Post Holdings, Inc.* 82,168
26,831 Procter & Gamble Co. (The) 4,558,319
747 Reynolds Consumer Products,
Inc. 16,494
5 Seaboard Corp. 13,386
437 Spectrum Brands Holdings, Inc. 25,245
2,770 Sysco Corp. 202,210
6,748 Target Corp. 634,379
2,836 The Campbell's Company 96,537
4,055 Tyson Foods, Inc., Class A 227,729
3,351 US Foods Holding Corp.* 265,131
10,398 Walgreens Boots Alliance, Inc. 116,977
63,671 Walmart, Inc. 6,285,601
30,607,768

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 VALUE EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Energy – 6.2%
3,282 Antero Midstream Corp. $ 61,636
4,235 Antero Resources Corp.* 158,601
5,242 APA Corp. 89,166
14,577 Baker Hughes Co. 540,078
1,625 Cheniere Energy, Inc. 385,109
23,939 Chevron Corp. 3,272,461
900 Chord Energy Corp. 81,000
1,038 Civitas Resources, Inc. 28,410
18,847 ConocoPhillips 1,608,591
10,808 Coterra Energy, Inc. 262,743
9,157 Devon Energy Corp. 277,091
2,764 Diamondback Energy, Inc. 371,896
1,379 DT Midstream, Inc. 144,436
8,202 EOG Resources, Inc. 890,491
8,029 EQT Corp. 442,639
3,301 Expand Energy Corp. 383,345
64,333 Exxon Mobil Corp. 6,581,266
12,817 Halliburton Co. 251,085
1,410 Hess Corp. 186,388
2,343 HF Sinclair Corp. 84,653
28,256 Kinder Morgan, Inc. 792,298
4,689 Marathon Petroleum Corp. 753,710
1,615 Matador Resources Co. 69,461
5,748 NOV, Inc. 68,976
9,759 Occidental Petroleum Corp. 397,972
9,074 ONEOK, Inc. 733,542
3,909 Ovintiv, Inc. 140,020
7,196 Permian Resources Corp. 90,742
6,113 Phillips 66 693,703
3,443 Range Resources Corp. 130,972
20,866 Schlumberger NV 689,621
6,224 TechnipFMC PLC (United
Kingdom) 193,878
4,650 Valero Energy Corp. 599,711
1,330 Viper Energy, Inc. 52,788
17,740 Williams Cos., Inc. (The) 1,073,447
22,581,926
Financials – 23.5%
441 Affiliated Managers Group, Inc. 77,616
3,741 Affirm Holdings, Inc.* 194,158
8,112 Aflac, Inc. 839,916
12,646 AGNC Investment Corp. REIT 113,055
3,201 Allstate Corp. (The) 671,794
3,445 Ally Financial, Inc. 120,575
5,097 American Express Co. 1,498,773
1,037 American Financial Group, Inc. 128,567
9,130 American International Group,
Inc. 772,763
112 Ameriprise Financial, Inc. 57,035
8,203 Annaly Capital Management,
Inc. REIT 155,447
2,859 Aon PLC, Class A 1,063,777
1,949 Apollo Global Management, Inc. 254,715
5,205 Arch Capital Group Ltd. 494,683
3,359 Arthur J Gallagher & Co. 1,167,051
741 Assurant, Inc. 150,408
730 Assured Guaranty Ltd. 61,722
1,112 Axis Capital Holdings Ltd. 115,426
97,113 Bank of America Corp. 4,285,597
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
10,510 Bank of New York Mellon Corp.
(The) $ 931,291
1,567 Bank OZK 69,465
26,783 Berkshire Hathaway, Inc., Class
B* 13,497,561
2,165 Blackrock, Inc. 2,121,462
4,655 Block, Inc.* 287,446
333 BOK Financial Corp. 31,442
999 Brighthouse Financial, Inc.* 59,750
1,941 Brown & Brown, Inc. 219,139
9,276 Capital One Financial Corp. 1,754,555
3,143 Carlyle Group, Inc. (The) 142,064
1,551 Cboe Global Markets, Inc. 355,365
21,815 Charles Schwab Corp. (The) 1,927,137
5,910 Chubb Ltd. 1,756,452
2,214 Cincinnati Financial Corp. 333,915
27,578 Citigroup, Inc. 2,077,175
6,678 Citizens Financial Group, Inc. 269,457
5,259 CME Group, Inc. 1,519,851
333 CNA Financial Corp. 15,954
428 Coinbase Global, Inc., Class A* 105,553
3,051 Columbia Banking System, Inc. 71,332
1,914 Comerica, Inc. 109,270
1,826 Commerce Bancshares, Inc. 115,056
4,345 Corebridge Financial, Inc. 141,690
27 Credit Acceptance Corp.* 12,887
839 Cullen/Frost Bankers, Inc. 106,536
1,972 East West Bancorp, Inc. 179,846
641 Euronet Worldwide, Inc.* 69,407
491 Evercore, Inc., Class A 113,662
494 Everest Group Ltd. 171,512
382 FactSet Research Systems, Inc. 175,055
3,741 Fidelity National Financial, Inc. 204,895
7,946 Fidelity National Information
Services, Inc. 632,581
9,932 Fifth Third Bancorp 379,303
1,437 First American Financial Corp. 80,199
156 First Citizens BancShares, Inc.,
Class A 288,425
1,877 First Hawaiian, Inc. 44,823
7,964 First Horizon Corp. 158,324
5,674 Fiserv, Inc.* 923,670
5,213 FNB Corp. 72,304
4,211 Franklin Resources, Inc. 91,126
3,752 Global Payments, Inc. 283,689
1,327 Globe Life, Inc. 161,722
3,219 Goldman Sachs Group, Inc.
(The) 1,932,849
487 Hanover Insurance Group, Inc.
(The) 85,702
4,273 Hartford Insurance Group, Inc.
(The) 554,806
672 Houlihan Lokey, Inc. 117,385
21,041 Huntington Bancshares, Inc. 328,871
1,518 Interactive Brokers Group, Inc.,
Class A 318,294
8,258 Intercontinental Exchange, Inc. 1,484,788
5,289 Invesco Ltd. 76,479
1,039 Jack Henry & Associates, Inc. 188,236
1,909 Janus Henderson Group PLC 69,354

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 VALUE EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
1,918 Jefferies Financial Group, Inc. $ 93,215
41,098 JPMorgan Chase & Co. 10,849,872
875 Kemper Corp. 55,764
13,471 KeyCorp 213,650
7,022 KKR & Co., Inc. 852,892
127 Lazard, Inc. 5,512
2,541 Lincoln National Corp. 84,209
2,613 Loews Corp. 233,315
2,429 M&T Bank Corp. 443,633
144 Markel Group, Inc.* 279,605
513 MarketAxess Holdings, Inc. 111,018
6,159 Marsh & McLennan Cos., Inc. 1,439,112
8,562 MetLife, Inc. 672,802
3,879 MGIC Investment Corp. 102,600
15,786 Morgan Stanley 2,021,082
456 MSCI, Inc. 257,193
5,999 Nasdaq, Inc. 501,156
2,854 Northern Trust Corp. 304,636
3,697 Old Republic International Corp. 139,747
1,640 OneMain Holdings, Inc. 85,018
14,581 PayPal Holdings, Inc.* 1,024,753
1,064 Pinnacle Financial Partners, Inc. 113,082
5,821 PNC Financial Services Group,
Inc. (The) 1,011,748
945 Popular, Inc. (Puerto Rico) 97,836
464 Primerica, Inc. 125,558
3,354 Principal Financial Group, Inc. 261,243
1,339 Progressive Corp. (The) 381,521
1,333 Prosperity Bancshares, Inc. 92,843
5,251 Prudential Financial, Inc. 545,526
2,960 Raymond James Financial, Inc. 435,061
13,379 Regions Financial Corp. 286,846
980 Reinsurance Group of America,
Inc. 199,224
738 RenaissanceRe Holdings Ltd.
(Bermuda) 184,072
7,033 Rithm Capital Corp. REIT 78,418
1,106 RLI Corp. 85,018
9,703 Robinhood Markets, Inc., Class
A* 641,853
1,974 Rocket Cos., Inc., Class A 25,169
4,570 S&P Global, Inc. 2,343,770
1,460 SEI Investments Co. 124,480
3,138 SLM Corp. 101,577
12,649 SoFi Technologies, Inc.* 168,232
4,397 Starwood Property Trust, Inc.
REIT 86,841
4,345 State Street Corp. 418,337
1,423 Stifel Financial Corp. 134,075
5,749 Synchrony Financial 331,430
2,136 Synovus Financial Corp. 102,165
3,152 T. Rowe Price Group, Inc. 294,996
999 TFS Financial Corp. 13,197
925 TPG, Inc. 44,520
1,031 Tradeweb Markets, Inc., Class A 148,928
3,340 Travelers Cos., Inc. (The) 920,838
19,424 Truist Financial Corp. 767,248
2,677 Unum Group 218,738
22,695 US Bancorp 989,275
438 UWM Holdings Corp. 1,883
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
1,171 Virtu Financial, Inc., Class A $ 47,063
1,466 Voya Financial, Inc. 97,518
4,272 W R Berkley Corp. 319,076
2,521 Webster Financial Corp. 129,781
48,157 Wells Fargo & Co. 3,601,180
1,590 Western Alliance Bancorp 115,132
4,041 Western Union Co. (The) 37,500
531 WEX, Inc.* 70,586
43 White Mountains Insurance
Group Ltd. 76,746
1,491 Willis Towers Watson PLC 471,976
890 Wintrust Financial Corp. 106,275
5,205 XP, Inc., Class A (Brazil) 100,769
2,109 Zions Bancorp NA 99,882
86,262,006
Health Care – 13.1%
458 10X Genomics, Inc., Class A* 4,365
25,312 Abbott Laboratories 3,381,177
14,723 AbbVie, Inc. 2,740,098
1,334 Acadia Healthcare Co., Inc.* 30,202
4,294 Agilent Technologies, Inc. 480,584
413 Align Technology, Inc.* 74,728
167 Alnylam Pharmaceuticals, Inc.* 50,862
443 Amedisys, Inc.* 41,673
1,697 Amgen, Inc. 489,041
9,869 Avantor, Inc.* 127,409
756 Azenta, Inc.* 20,200
7,383 Baxter International, Inc. 225,182
4,217 Becton Dickinson & Co. 727,812
2,131 Biogen, Inc.* 276,582
2,771 BioMarin Pharmaceutical, Inc.* 160,912
273 Bio-Rad Laboratories, Inc., Class
A* 61,952
2,248 Bio-Techne Corp. 108,803
21,372 Boston Scientific Corp.* 2,249,617
29,588 Bristol-Myers Squibb Co. 1,428,509
542 Bruker Corp. 19,891
1,416 Cardinal Health, Inc. 218,687
7,341 Centene Corp.* 414,326
1,332 Certara, Inc.* 15,132
735 Charles River Laboratories
International, Inc.* 99,688
183 Chemed Corp. 105,196
3,575 Cigna Group (The) 1,131,988
2,836 Cooper Cos., Inc. (The)* 193,642
18,413 CVS Health Corp. 1,179,169
9,418 Danaher Corp. 1,788,478
3,047 DENTSPLY SIRONA, Inc. 48,691
1,641 Doximity, Inc., Class A* 85,480
7,055 Edwards Lifesciences Corp.* 551,842
7,157 Elanco Animal Health, Inc.* 96,190
2,843 Elevance Health, Inc. 1,091,257
1,417 Encompass Health Corp. 171,315
748 Enovis Corp.* 23,412
2,545 Envista Holdings Corp.* 46,497
1,634 Exact Sciences Corp.* 91,962
730 Exelixis, Inc.* 31,419
1,159 Fortrea Holdings, Inc.* 4,984

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 VALUE EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
6,026 GE HealthCare Technologies,
Inc. $ 425,074
18,186 Gilead Sciences, Inc. 2,001,915
1,632 Globus Medical, Inc., Class A* 96,582
333 GRAIL, Inc.* 12,791
2,057 HCA Healthcare, Inc. 784,519
1,885 Henry Schein, Inc.* 131,931
3,393 Hologic, Inc.* 210,943
1,744 Humana, Inc. 406,579
2,288 Illumina, Inc.* 188,165
2,204 Incyte Corp.* 143,392
135 Ionis Pharmaceuticals, Inc.* 4,524
2,300 IQVIA Holdings, Inc.* 322,759
881 Jazz Pharmaceuticals PLC* 95,210
35,306 Johnson & Johnson 5,479,844
1,234 Labcorp Holdings, Inc. 307,229
299 Masimo Corp.* 48,588
1,032 McKesson Corp. 742,534
18,685 Medtronic PLC 1,550,481
310 Mettler-Toledo International,
Inc.* 358,211
4,670 Moderna, Inc.* 124,035
317 Molina Healthcare, Inc.* 96,698
3,744 Organon & Co. 34,520
1,933 Perrigo Co. PLC 51,746
82,476 Pfizer, Inc. 1,937,361
1,518 Premier, Inc., Class A 34,884
3,114 QIAGEN NV* 140,535
1,634 Quest Diagnostics, Inc. 283,238
738 QuidelOrtho Corp.* 22,634
1,391 Regeneron Pharmaceuticals, Inc. 681,979
664 Repligen Corp.* 78,398
1,556 ResMed, Inc. 380,893
1,789 Revvity, Inc. 161,761
6,142 Roivant Sciences Ltd.* 67,501
5,700 Royalty Pharma PLC, Class A 187,416
1,986 Solventum Corp.* 145,157
1,841 Sotera Health Co.* 22,534
1,409 STERIS PLC 345,501
3,738 Stryker Corp. 1,430,308
721 Teleflex, Inc. 88,157
1,333 Tenet Healthcare Corp.* 224,970
5,576 Thermo Fisher Scientific, Inc. 2,246,124
651 United Therapeutics Corp.* 207,571
12,532 UnitedHealth Group, Inc. 3,783,536
820 Universal Health Services, Inc.,
Class B 156,087
1,918 Vertex Pharmaceuticals, Inc.* 847,852
17,285 Viatris, Inc. 151,935
349 Waters Corp.* 121,885
432 West Pharmaceutical Services,
Inc. 91,087
2,969 Zimmer Biomet Holdings, Inc. 273,653
1,152 Zoetis, Inc. 194,262
48,014,443
Industrials – 15.1%
6,437 3M Co. 954,929
1,730 A O Smith Corp. 111,256
436 Acuity, Inc. 113,312
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
601 Advanced Drainage Systems,
Inc. $ 66,086
1,937 AECOM 212,779
909 AGCO Corp. 89,064
1,521 Air Lease Corp. 87,625
1,839 Alaska Air Group, Inc.* 93,660
1,304 Allegion PLC 186,081
1,332 Allison Transmission Holdings,
Inc. 137,889
1,932 Amentum Holdings, Inc.* 39,915
8,856 American Airlines Group, Inc.* 101,047
3,389 AMETEK, Inc. 605,750
3,317 API Group Corp.* 154,804
443 Armstrong World Industries, Inc. 68,944
1,796 ATI, Inc.* 143,033
435 Automatic Data Processing, Inc. 141,606
133 Avis Budget Group, Inc.* 16,198
632 AZEK Co., Inc. (The)* 31,290
9,162 Boeing Co. (The)* 1,899,466
136 Broadridge Financial Solutions,
Inc. 33,025
1,625 Builders FirstSource, Inc.* 174,980
1,040 BWX Technologies, Inc. 130,624
1,648 C.H. Robinson Worldwide, Inc. 158,159
333 CACI International, Inc., Class
A* 142,524
570 Carlisle Cos., Inc. 216,703
12,190 Carrier Global Corp. 867,928
6,064 Caterpillar, Inc. 2,110,454
241 Cintas Corp. 54,587
5,853 Clarivate PLC* 24,700
712 Clean Harbors, Inc.* 161,474
12,761 CNH Industrial NV 159,640
666 Concentrix Corp. 37,273
849 Copart, Inc.* 43,707
800 Core & Main, Inc., Class A* 43,848
730 Crane Co. 125,122
28,456 CSX Corp. 898,925
1,945 Cummins, Inc. 625,279
537 Curtiss-Wright Corp. 236,339
1,940 Dayforce, Inc.* 114,615
3,650 Deere & Co. 1,847,849
9,417 Delta Air Lines, Inc. 455,689
1,728 Donaldson Co., Inc. 120,182
1,955 Dover Corp. 347,501
4,539 Dun & Bradstreet Holdings, Inc. 40,896
5,771 Eaton Corp. PLC 1,847,874
412 EMCOR Group, Inc. 194,406
8,295 Emerson Electric Co. 990,257
1,401 Equifax, Inc. 370,130
793 Esab Corp. 97,531
737 Everus Construction Group,
Inc.* 42,680
1,689 Expeditors International of
Washington, Inc. 190,401
2,674 Fastenal Co. 110,543
3,298 FedEx Corp. 719,294
2,770 Ferguson Enterprises, Inc. 505,082
1,939 Flowserve Corp. 96,776
5,136 Fortive Corp. 360,496

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 VALUE EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
1,823 Fortune Brands Innovations, Inc. $ 91,879
476 FTI Consulting, Inc.* 78,140
2,978 Gates Industrial Corp. PLC* 62,985
3,998 GE Vernova, Inc. 1,890,974
438 Generac Holdings, Inc.* 53,493
4,011 General Dynamics Corp. 1,117,023
12,320 General Electric Co. 3,029,611
2,514 Genpact Ltd. 108,228
2,451 Graco, Inc. 207,502
1,672 GXO Logistics, Inc.* 68,786
2,233 Hayward Holdings, Inc.* 31,150
1,207 Hexcel Corp. 63,838
7,993 Honeywell International, Inc. 1,811,773
5,551 Howmet Aerospace, Inc. 943,059
731 Hubbell, Inc. 284,783
565 Huntington Ingalls Industries,
Inc. 126,029
1,064 IDEX Corp. 192,488
2,686 Illinois Tool Works, Inc. 658,285
5,857 Ingersoll Rand, Inc. 478,165
1,200 ITT, Inc. 180,648
1,161 J.B. Hunt Transport Services, Inc. 161,205
1,822 Jacobs Solutions, Inc. 230,119
9,741 Johnson Controls International
PLC 987,445
1,634 KBR, Inc. 85,278
822 Kirby Corp.* 90,946
2,240 Knight-Swift Transportation
Holdings, Inc. 99,277
2,783 L3Harris Technologies, Inc. 679,998
484 Landstar System, Inc. 66,414
1,933 Leidos Holdings, Inc. 287,089
574 Lincoln Electric Holdings, Inc. 111,121
2,122 Lockheed Martin Corp. 1,023,610
1,635 Lyft, Inc., Class A* 24,917
735 ManpowerGroup, Inc. 30,833
3,166 Masco Corp. 197,622
918 MasTec, Inc.* 143,144
735 Middleby Corp. (The)* 107,406
514 MSA Safety, Inc. 83,767
666 MSC Industrial Direct Co., Inc.,
Class A 54,079
796 Nordson Corp. 168,744
3,289 Norfolk Southern Corp. 812,778
1,966 Northrop Grumman Corp. 953,058
2,408 nVent Electric PLC 158,446
999 Oshkosh Corp. 99,091
5,849 Otis Worldwide Corp. 557,702
1,280 Owens Corning 171,456
7,524 PACCAR, Inc. 706,127
1,890 Parker-Hannifin Corp. 1,256,283
693 Parsons Corp.* 44,934
3,004 Paychex, Inc. 474,362
264 Paycom Software, Inc. 68,400
2,406 Pentair PLC 238,627
1,455 Quanta Services, Inc. 498,425
2,653 RB Global, Inc. (Canada) 279,361
430 RBC Bearings, Inc.* 157,324
998 Regal Rexnord Corp. 133,173
2,986 Republic Services, Inc. 768,268
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
1,483 Robert Half, Inc. $ 67,907
1,522 Rockwell Automation, Inc. 480,267
19,383 RTX Corp. 2,645,392
666 Ryder System, Inc. 97,989
128 Saia, Inc.* 33,844
718 Schneider National, Inc., Class B 16,636
735 Science Applications
International Corp. 84,922
2,207 Sensata Technologies Holding
PLC 57,514
542 Simpson Manufacturing Co., Inc. 84,389
444 SiteOne Landscape Supply, Inc.* 51,864
735 Snap-on, Inc. 235,751
8,703 Southwest Airlines Co. 290,506
1,463 Spirit AeroSystems Holdings,
Inc., Class A* 54,687
3,141 SS&C Technologies Holdings,
Inc. 253,824
716 Standard Aero, Inc.* 21,000
2,240 Stanley Black & Decker, Inc. 146,563
3,065 Tetra Tech, Inc. 107,091
2,722 Textron, Inc. 201,510
999 Timken Co. (The) 68,422
1,529 Toro Co. (The) 115,868
2,204 Trane Technologies PLC 948,315
646 TransDigm Group, Inc. 948,606
2,651 TransUnion 227,005
799 U-Haul Holding Co. 45,575
4,644 Union Pacific Corp. 1,029,389
4,755 United Airlines Holdings, Inc.* 377,761
10,659 United Parcel Service, Inc.,
Class B 1,039,679
744 United Rentals, Inc. 527,035
287 Valmont Industries, Inc. 91,277
1,948 Veralto Corp. 196,806
1,935 Vestis Corp. 11,920
91 W.W. Grainger, Inc. 98,968
497 Watsco, Inc. 220,454
666 WESCO International, Inc. 111,815
2,514 Westinghouse Air Brake
Technologies Corp. 508,632
1,939 WillScot Holdings Corp. 52,256
853 Woodward, Inc. 184,530
3,487 Xylem, Inc. 439,501
55,617,365
Information Technology – 9.1%
9,171 Accenture PLC, Class A (Ireland) 2,905,556
7,967 Advanced Micro Devices, Inc.* 882,186
2,231 Akamai Technologies, Inc.* 169,400
1,778 Allegro MicroSystems, Inc.
(Japan)* 45,072
1,645 Amdocs Ltd. 150,945
1,637 Amkor Technology, Inc. 29,499
7,167 Amphenol Corp., Class A 644,528
7,229 Analog Devices, Inc. 1,546,861
1,300 ANSYS, Inc.* 430,066
1,016 Applied Materials, Inc. 159,258
737 Arrow Electronics, Inc.* 87,246
1,495 Astera Labs, Inc.* 135,626

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 VALUE EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
1,335 Avnet, Inc. $ 66,763
1,087 BILL Holdings, Inc.* 47,480
5,819 CCC Intelligent Solutions
Holdings, Inc.* 51,091
1,002 CDW Corp. 180,721
2,095 Ciena Corp.* 167,726
735 Cirrus Logic, Inc.* 72,295
58,195 Cisco Systems, Inc. 3,668,613
2,355 Cognex Corp. 70,579
7,271 Cognizant Technology Solutions
Corp., Class A 588,878
1,822 Coherent Corp.* 137,798
11,191 Corning, Inc. 554,962
729 Crane NXT Co. 39,082
3,337 Dell Technologies, Inc., Class C 371,308
831 Dolby Laboratories, Inc., Class A 61,710
2,534 Dropbox, Inc., Class A* 73,131
2,618 DXC Technology Co.* 39,794
742 EPAM Systems, Inc.* 129,472
830 F5, Inc.* 236,865
58 Fair Isaac Corp.* 100,124
1,575 First Solar, Inc.* 248,976
1,647 Fortinet, Inc.* 167,632
7,939 Gen Digital, Inc. 226,103
1,332 GLOBALFOUNDRIES, Inc.* 47,686
133 Globant SA* 13,046
670 Guidewire Software, Inc.* 144,063
18,900 Hewlett Packard Enterprise Co. 326,592
10,798 HP, Inc. 268,870
666 Informatica, Inc., Class A* 15,991
63,414 Intel Corp. 1,239,744
13,412 International Business Machines
Corp. 3,474,513
430 IPG Photonics Corp.* 28,492
1,463 Jabil, Inc. 245,799
4,644 Juniper Networks, Inc. 166,859
2,540 Keysight Technologies, Inc.* 398,882
3,315 Kyndryl Holdings, Inc.* 129,418
252 Lattice Semiconductor Corp.* 11,325
333 Littelfuse, Inc. 68,285
1,001 Lumentum Holdings, Inc.* 72,352
776 MACOM Technology Solutions
Holdings, Inc.* 94,369
11,521 Marvell Technology, Inc. 693,449
7,693 Microchip Technology, Inc. 446,502
16,081 Micron Technology, Inc. 1,519,011
3,154 MicroStrategy, Inc., Class A* 1,164,015
923 MKS, Inc. 75,861
1,282 Motorola Solutions, Inc. 532,517
442 nCino, Inc.* 11,625
1,640 NetApp, Inc. 162,622
2,535 Nutanix, Inc., Class A* 194,409
1,263 Okta, Inc.* 130,304
6,234 ON Semiconductor Corp.* 261,953
501 Onto Innovation, Inc.* 46,062
709 PTC, Inc.* 119,339
595 Pure Storage, Inc., Class A* 31,886
1,363 Qorvo, Inc.* 103,615
1,043 QUALCOMM, Inc. 151,444
1,579 Roper Technologies, Inc. 900,456
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
2,068 Salesforce, Inc. $ 548,785
1,660 Sandisk Corp.* 62,565
3,370 SentinelOne, Inc., Class A* 59,346
2,314 Skyworks Solutions, Inc. 159,735
1,056 TD SYNNEX Corp. 128,135
702 Teledyne Technologies, Inc.* 350,200
157 Teradyne, Inc. 12,340
11,704 Texas Instruments, Inc. 2,140,076
3,525 Trimble, Inc.* 251,227
1,782 Twilio, Inc., Class A* 209,741
102 Tyler Technologies, Inc.* 58,853
757 UiPath, Inc., Class A* 10,076
2,412 Unity Software, Inc.* 62,905
333 Universal Display Corp. 47,735
1,127 VeriSign, Inc. 307,074
2,243 Vontier Corp. 80,187
5,009 Western Digital Corp.* 258,214
1,801 Wolfspeed, Inc.* 2,143
580 Zebra Technologies Corp., Class
A* 168,067
3,803 Zoom Communications, Inc.,
Class A* 308,994
33,005,100
Materials – 4.2%
3,207 Air Products and Chemicals, Inc. 894,464
1,671 Albemarle Corp. 93,175
3,669 Alcoa Corp. 98,219
32,817 Amcor PLC 298,963
999 AptarGroup, Inc. 158,242
672 Ashland, Inc. 33,271
737 Avery Dennison Corp. 130,987
3,207 Axalta Coating Systems Ltd.* 98,776
4,444 Ball Corp. 238,110
1,212 Celanese Corp. 64,030
2,627 CF Industries Holdings, Inc. 238,295
1,974 Chemours Co. (The) 19,997
4,623 Cleveland-Cliffs, Inc.* 26,952
10,185 Corteva, Inc. 721,098
10,054 CRH PLC 916,523
1,663 Crown Holdings, Inc. 163,806
10,274 Dow, Inc. 285,001
6,129 DuPont de Nemours, Inc. 409,417
128 Eagle Materials, Inc. 25,883
1,663 Eastman Chemical Co. 130,329
431 Ecolab, Inc. 114,482
3,242 Element Solutions, Inc. 69,314
1,845 FMC Corp. 74,833
20,880 Freeport-McMoRan, Inc. 803,462
4,399 Graphic Packaging Holding Co. 97,746
2,371 Huntsman Corp. 26,413
3,745 International Flavors &
Fragrances, Inc. 286,717
7,652 International Paper Co. 365,842
7,019 Linde PLC 3,281,944
315 Louisiana-Pacific Corp. 28,372
3,747 LyondellBasell Industries NV,
Class A 211,668
820 Martin Marietta Materials, Inc. 448,991
4,644 Mosaic Co. (The) 167,834

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 VALUE EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Materials – (continued)
1,646 MP Materials Corp.* $ 35,866
108 NewMarket Corp. 69,558
16,825 Newmont Corp. 887,014
3,464 Nucor Corp. 378,823
1,714 Olin Corp. 33,269
1,329 Packaging Corp. of America 256,723
3,447 PPG Industries, Inc. 381,928
804 Reliance, Inc. 235,427
999 Royal Gold, Inc. 177,942
1,405 RPM International, Inc. 159,945
626 Scotts Miracle-Gro Co. (The) 37,285
1,965 Sealed Air Corp. 63,273
306 Sherwin-Williams Co. (The) 109,796
1,206 Silgan Holdings, Inc. 66,414
7,515 Smurfit WestRock PLC 325,625
1,396 Sonoco Products Co. 63,574
2,202 Steel Dynamics, Inc. 271,000
3,222 United States Steel Corp. 173,408
1,402 Vulcan Materials Co. 371,628
442 Westlake Corp. 31,395
15,153,049
Real Estate – 4.6%
1,427 Agree Realty Corp. REIT 107,453
2,541 Alexandria Real Estate Equities,
Inc. REIT 178,353
4,951 American Homes 4 Rent, Class
A REIT 187,395
4,164 Americold Realty Trust, Inc.
REIT 68,997
2,045 AvalonBay Communities, Inc.
REIT 422,845
4,350 Brixmor Property Group, Inc.
REIT 110,533
2,293 BXP, Inc. REIT 154,388
1,530 Camden Property Trust REIT 179,760
4,438 CBRE Group, Inc., Class A* 554,839
5,876 CoStar Group, Inc.* 432,238
2,249 Cousins Properties, Inc. REIT 63,129
6,346 Crown Castle, Inc. REIT 636,821
3,241 CubeSmart REIT 138,585
4,838 Digital Realty Trust, Inc. REIT 829,814
742 EastGroup Properties, Inc. REIT 125,806
1,053 EPR Properties REIT 58,642
1,334 Equinix, Inc. REIT 1,185,686
2,705 Equity LifeStyle Properties, Inc.
REIT 171,957
5,543 Equity Residential REIT 388,786
954 Essex Property Trust, Inc. REIT 270,841
3,065 Extra Space Storage, Inc. REIT 463,275
1,200 Federal Realty Investment Trust
REIT 114,576
1,940 First Industrial Realty Trust, Inc.
REIT 95,894
3,750 Gaming and Leisure Properties,
Inc. REIT 175,125
5,552 Healthcare Realty Trust, Inc.
REIT 80,504
10,362 Healthpeak Properties, Inc. REIT 180,402
1,646 Highwoods Properties, Inc. REIT 48,886
Shares Description Value
aa
Common Stocks – (continued)
Real Estate – (continued)
10,291 Host Hotels & Resorts, Inc.
REIT $ 159,408
412 Howard Hughes Holdings, Inc.* 28,144
8,878 Invitation Homes, Inc. REIT 299,189
1,827 Iron Mountain, Inc. REIT 180,343
440 Jones Lang LaSalle, Inc.* 97,988
1,704 Kilroy Realty Corp. REIT 54,869
9,592 Kimco Realty Corp. REIT 203,926
968 Lamar Advertising Co., Class
A REIT 116,683
893 Lineage, Inc. REIT 38,122
8,621 Medical Properties Trust, Inc.
REIT 39,398
1,647 Mid-America Apartment
Communities, Inc. REIT 258,002
1,860 Millrose Properties, Inc. REIT 51,838
1,039 National Storage Affiliates Trust
REIT 35,742
2,615 NNN REIT, Inc. REIT 109,202
3,590 Omega Healthcare Investors, Inc.
REIT 132,830
3,107 Park Hotels & Resorts, Inc. REIT 32,188
13,450 Prologis, Inc. REIT 1,460,670
1,934 Public Storage REIT 596,465
2,275 Rayonier, Inc. REIT 53,917
12,536 Realty Income Corp. REIT 709,788
2,668 Regency Centers Corp. REIT 192,496
3,145 Rexford Industrial Realty, Inc.
REIT 110,830
1,589 SBA Communications Corp.
REIT 368,473
70 Seaport Entertainment Group,
Inc.* 1,368
3,468 Simon Property Group, Inc.
REIT 565,527
2,622 STAG Industrial, Inc. REIT 93,291
1,815 Sun Communities, Inc. REIT 224,044
4,773 UDR, Inc. REIT 197,745
6,131 Ventas, Inc. REIT 394,101
15,184 VICI Properties, Inc. REIT 481,485
2,515 Vornado Realty Trust REIT 94,740
3,167 W.P. Carey, Inc. REIT 198,761
8,974 Welltower, Inc. REIT 1,384,509
10,666 Weyerhaeuser Co. REIT 276,356
720 Zillow Group, Inc., Class A* 47,642
2,273 Zillow Group, Inc., Class C* 152,541
16,868,151
Utilities – 4.8%
10,367 AES Corp. (The) 104,603
3,745 Alliant Energy Corp. 233,051
3,865 Ameren Corp. 374,441
7,791 American Electric Power Co.,
Inc. 806,291
2,851 American Water Works Co., Inc. 407,608
2,228 Atmos Energy Corp. 344,627
1,938 Brookfield Renewable Corp.
(Canada) 56,958
9,197 CenterPoint Energy, Inc. 342,496
666 Clearway Energy, Inc., Class A 19,214

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 VALUE EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Utilities – (continued)
1,332 Clearway Energy, Inc., Class C $ 40,986
4,349 CMS Energy Corp. 305,430
5,022 Consolidated Edison, Inc. 524,749
3,841 Constellation Energy Corp. 1,175,922
12,171 Dominion Energy, Inc. 689,731
3,016 DTE Energy Co. 412,136
11,267 Duke Energy Corp. 1,326,351
5,549 Edison International 308,802
6,185 Entergy Corp. 515,087
3,695 Essential Utilities, Inc. 142,368
3,220 Evergy, Inc. 213,840
5,361 Eversource Energy 347,446
14,570 Exelon Corp. 638,457
8,380 FirstEnergy Corp. 351,457
737 IDACORP, Inc. 87,666
2,940 MDU Resources Group, Inc. 50,539
1,313 National Fuel Gas Co. 108,375
29,905 NextEra Energy, Inc. 2,112,489
6,504 NiSource, Inc. 257,168
1,776 NRG Energy, Inc. 276,878
2,875 OGE Energy Corp. 127,851
31,151 PG&E Corp. 525,829
1,633 Pinnacle West Capital Corp. 148,979
10,740 PPL Corp. 373,215
7,290 Public Service Enterprise Group,
Inc. 590,709
9,200 Sempra 723,028
15,980 Southern Co. (The) 1,438,200
3,079 UGI Corp. 111,029
4,651 WEC Energy Group, Inc. 499,704
Shares Description Value
aa
Common Stocks – (continued)
Utilities – (continued)
8,365 Xcel Energy, Inc. $ 586,387
17,700,097
TOTAL COMMON STOCKS
(Cost $338,972,441)
363,931,275
Shares Dividend Rate Value
aa
Investment Company – 0.4%
(a)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
1,510,565 4.192% 1,510,565
(Cost $1,510,565)
TOTAL INVESTMENTS – 99.8%
(Cost $340,483,006)
$ 365,441,840
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.2%
726,418
NET ASSETS – 100.0%
$ 366,168,258
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At May 31, 2025, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
E-MINI RUSS 1000 VJUN25 16 06/20/25 $ 1,483,520 $ 29,738

GOLDMAN SACHS MARKETBETA
®
U.S. EQUITY ETF
Schedule of Investments
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.7%
Communication Services – 10.1%
298,348 Alphabet, Inc., Class A $ 51,238,286
262,210 Alphabet, Inc., Class C 45,322,998
366,614 AT&T, Inc. 10,191,869
4,810 Charter Communications, Inc.,
Class A* 1,906,059
191,431 Comcast Corp., Class A 6,617,770
12,394 Electronic Arts, Inc. 1,782,009
11,205 Fox Corp., Class A 615,603
6,651 Fox Corp., Class B 334,412
8,181 Live Nation Entertainment, Inc.* 1,122,351
111,747 Meta Platforms, Inc., Class A 72,355,065
21,399 Netflix, Inc.* 25,833,515
10,036 Omnicom Group, Inc. 737,044
30,430 Pinterest, Inc., Class A* 946,677
28,537 ROBLOX Corp., Class A* 2,482,148
53,027 Snap, Inc., Class A* 437,473
7,892 Spotify Technology SA* 5,249,285
8,364 Take-Two Interactive Software,
Inc.* 1,892,606
24,515 T-Mobile US, Inc. 5,937,533
22,651 Trade Desk, Inc. (The), Class A* 1,703,808
215,298 Verizon Communications, Inc. 9,464,500
92,820 Walt Disney Co. (The) 10,492,373
114,474 Warner Bros Discovery, Inc.* 1,141,306
6,359 Warner Music Group Corp.,
Class A 167,369
257,972,059
Consumer Discretionary – 10.9%
21,345 Airbnb, Inc., Class A* 2,753,505
485,050 Amazon.com, Inc.* 99,440,100
862 AutoZone, Inc.* 3,217,880
9,978 Best Buy Co., Inc. 661,342
1,664 Booking Holdings, Inc. 9,183,500
51,015 Carnival Corp.* 1,184,568
6,295 Carvana Co.* 2,059,472
69,241 Chipotle Mexican Grill, Inc.* 3,467,589
55,949 Coupang, Inc. (South Korea)* 1,569,369
14,497 D.R. Horton, Inc. 1,711,516
5,969 Darden Restaurants, Inc. 1,278,619
1,808 Domino's Pizza, Inc. 856,667
17,002 DoorDash, Inc., Class A* 3,547,467
23,744 DraftKings, Inc., Class A* 851,935
24,447 eBay, Inc. 1,788,787
6,246 Expedia Group, Inc. 1,041,520
9,026 Flutter Entertainment PLC
(United Kingdom)* 2,280,870
201,157 Ford Motor Co. 2,088,010
7,849 Garmin Ltd. 1,593,112
50,814 General Motors Co. 2,520,883
7,039 Genuine Parts Co. 890,574
12,238 Hilton Worldwide Holdings, Inc. 3,040,409
50,795 Home Depot, Inc. (The) 18,707,291
17,570 Las Vegas Sands Corp. 723,181
12,014 Lennar Corp., Class A 1,274,445
400 Lennar Corp., Class B 40,520
28,870 Lowe’s Cos., Inc. 6,516,825
5,493 Lululemon Athletica, Inc.* 1,739,468
12,313 Marriott International, Inc.,
Class A 3,248,539
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
37,861 McDonald's Corp. $ 11,882,675
2,401 MercadoLibre, Inc. (Brazil)* 6,154,459
59,587 NIKE, Inc., Class B 3,610,376
146 NVR, Inc.* 1,038,926
2,925 O'Reilly Automotive, Inc.* 3,999,938
10,393 PulteGroup, Inc. 1,018,826
17,048 Ross Stores, Inc. 2,388,254
12,710 Royal Caribbean Cruises Ltd. 3,266,089
56,876 Starbucks Corp. 4,774,740
143,563 Tesla, Inc.* 49,738,837
57,227 TJX Cos., Inc. (The) 7,262,106
27,272 Tractor Supply Co. 1,319,965
2,328 Ulta Beauty, Inc.* 1,097,559
14,354 Yum! Brands, Inc. 2,066,115
278,896,828
Consumer Staples – 5.8%
86,624 Altria Group, Inc. 5,250,281
24,284 Archer-Daniels-Midland Co. 1,172,189
2,498 Brown-Forman Corp., Class A 83,009
15,671 Brown-Forman Corp., Class B 522,471
12,505 Church & Dwight Co., Inc. 1,229,367
6,328 Clorox Co. (The) 834,537
198,431 Coca-Cola Co. (The) 14,306,875
41,803 Colgate-Palmolive Co. 3,885,171
8,066 Constellation Brands, Inc., Class
A 1,438,087
22,715 Costco Wholesale Corp. 23,627,689
11,186 Dollar General Corp. 1,087,838
10,644 Dollar Tree, Inc.* 960,727
10,995 Estee Lauder Cos., Inc. (The),
Class A 736,005
28,339 General Mills, Inc. 1,537,674
7,533 Hershey Co. (The) 1,210,478
14,824 Hormel Foods Corp. 454,800
14,054 Kellanova 1,161,282
98,508 Kenvue, Inc. 2,351,386
61,975 Keurig Dr Pepper, Inc. 2,086,698
17,010 Kimberly-Clark Corp. 2,445,358
44,343 Kraft Heinz Co. (The) 1,185,288
31,053 Kroger Co. (The) 2,118,746
12,895 McCormick & Co., Inc. 937,853
66,330 Mondelez International, Inc.,
Class A 4,476,612
35,321 Monster Beverage Corp.* 2,258,778
70,240 PepsiCo, Inc. 9,233,048
79,438 Philip Morris International, Inc. 14,345,708
120,152 Procter & Gamble Co. (The) 20,412,623
25,862 Sysco Corp. 1,887,926
23,398 Target Corp. 2,199,646
14,407 Tyson Foods, Inc., Class A 809,097
223,530 Walmart, Inc. 22,066,882
148,314,129
Energy – 3.0%
50,568 Baker Hughes Co. 1,873,545
11,320 Cheniere Energy, Inc. 2,682,727
83,494 Chevron Corp. 11,413,630
64,741 ConocoPhillips 5,525,644
38,187 Coterra Energy, Inc. 928,326

GOLDMAN SACHS MARKETBETA
®
U.S. EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Energy – (continued)
32,654 Devon Energy Corp. $ 988,110
9,633 Diamondback Energy, Inc. 1,296,120
28,744 EOG Resources, Inc. 3,120,736
221,557 Exxon Mobil Corp. 22,665,281
44,797 Halliburton Co. 877,573
14,213 Hess Corp. 1,878,817
100,420 Kinder Morgan, Inc. 2,815,777
15,995 Marathon Petroleum Corp. 2,571,036
37,559 Occidental Petroleum Corp. 1,531,656
31,949 ONEOK, Inc. 2,582,757
21,088 Phillips 66 2,393,066
69,576 Schlumberger NV 2,299,487
10,991 Targa Resources Corp. 1,735,809
16,324 Valero Energy Corp. 2,105,306
62,379 Williams Cos., Inc. (The) 3,774,553
75,059,956
Financials – 14.0%
25,252 Aflac, Inc. 2,614,592
13,380 Allstate Corp. (The) 2,808,061
28,314 American Express Co. 8,325,732
30,358 American International Group,
Inc. 2,569,501
4,954 Ameriprise Financial, Inc. 2,522,775
9,967 Aon PLC, Class A 3,708,521
20,734 Apollo Global Management, Inc. 2,709,726
18,281 Arch Capital Group Ltd. 1,737,426
9,999 Ares Management Corp., Class A 1,654,835
12,973 Arthur J Gallagher & Co. 4,507,339
338,152 Bank of America Corp. 14,922,648
37,184 Bank of New York Mellon Corp.
(The) 3,294,874
68,438 Berkshire Hathaway, Inc., Class
B* 34,490,015
7,853 Blackrock, Inc. 7,695,076
36,613 Blackstone, Inc. 5,080,420
28,217 Block, Inc.* 1,742,400
32,315 Capital One Financial Corp. 6,112,382
5,406 Cboe Global Markets, Inc. 1,238,623
87,607 Charles Schwab Corp. (The) 7,739,202
19,086 Chubb Ltd. 5,672,359
7,940 Cincinnati Financial Corp. 1,197,511
93,876 Citigroup, Inc. 7,070,740
22,430 Citizens Financial Group, Inc. 905,051
18,365 CME Group, Inc. 5,307,485
10,424 Coinbase Global, Inc., Class A* 2,570,767
3,459 Corpay, Inc.* 1,124,556
2,420 Everest Group Ltd. 840,200
13,263 Fidelity National Financial, Inc. 726,415
27,527 Fidelity National Information
Services, Inc. 2,191,424
34,826 Fifth Third Bancorp 1,330,005
28,420 Fiserv, Inc.* 4,626,492
12,501 Global Payments, Inc. 945,201
15,974 Goldman Sachs Group, Inc.
(The)
(a)
9,591,588
14,773 Hartford Insurance Group, Inc.
(The) 1,918,126
73,685 Huntington Bancshares, Inc. 1,151,697
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
5,190 Interactive Brokers Group, Inc.,
Class A $ 1,088,239
29,000 Intercontinental Exchange, Inc. 5,214,200
142,855 JPMorgan Chase & Co. 37,713,720
47,764 KeyCorp 757,537
34,744 KKR & Co., Inc. 4,220,006
9,410 Loews Corp. 840,219
8,499 M&T Bank Corp. 1,552,257
650 Markel Group, Inc.* 1,262,105
25,116 Marsh & McLennan Cos., Inc. 5,868,605
41,474 Mastercard, Inc., Class A 24,287,174
29,628 MetLife, Inc. 2,328,168
8,004 Moody's Corp. 3,836,477
63,014 Morgan Stanley 8,067,682
3,881 MSCI, Inc. 2,188,962
21,067 Nasdaq, Inc. 1,759,937
10,104 Northern Trust Corp. 1,078,501
51,225 PayPal Holdings, Inc.* 3,600,093
20,248 PNC Financial Services Group,
Inc. (The) 3,519,305
11,688 Principal Financial Group, Inc. 910,378
29,857 Progressive Corp. (The) 8,507,155
18,242 Prudential Financial, Inc. 1,895,161
9,422 Raymond James Financial, Inc. 1,384,846
47,025 Regions Financial Corp. 1,008,216
37,744 Robinhood Markets, Inc., Class
A* 2,496,766
6,666 Rocket Cos., Inc., Class A
(b)
84,992
16,067 S&P Global, Inc. 8,240,122
14,940 State Street Corp. 1,438,423
19,871 Synchrony Financial 1,145,563
11,304 T. Rowe Price Group, Inc. 1,057,941
11,559 Travelers Cos., Inc. (The) 3,186,816
66,738 Truist Financial Corp. 2,636,151
77,055 US Bancorp 3,358,827
88,367 Visa, Inc., Class A 32,270,745
15,571 W R Berkley Corp. 1,162,998
167,271 Wells Fargo & Co. 12,508,525
5,151 Willis Towers Watson PLC 1,630,549
356,751,126
Health Care – 9.6%
88,283 Abbott Laboratories 11,792,843
90,618 AbbVie, Inc. 16,864,916
14,651 Agilent Technologies, Inc. 1,639,740
6,630 Alnylam Pharmaceuticals, Inc.* 2,019,233
27,418 Amgen, Inc. 7,901,319
25,834 Baxter International, Inc. 787,937
14,876 Becton Dickinson & Co. 2,567,449
7,385 Biogen, Inc.* 958,499
75,646 Boston Scientific Corp.* 7,962,498
103,636 Bristol-Myers Squibb Co. 5,003,546
12,470 Cardinal Health, Inc. 1,925,867
8,847 Cencora, Inc. 2,576,600
25,633 Centene Corp.* 1,446,727
13,816 Cigna Group (The) 4,374,698
10,122 Cooper Cos., Inc. (The)* 691,130
64,578 CVS Health Corp. 4,135,575
32,885 Danaher Corp. 6,244,862
20,216 Dexcom, Inc.* 1,734,533

GOLDMAN SACHS MARKETBETA
®
U.S. EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
29,678 Edwards Lifesciences Corp.* $ 2,321,413
11,574 Elevance Health, Inc. 4,442,564
43,407 Eli Lilly & Co. 32,020,042
23,341 GE HealthCare Technologies,
Inc. 1,646,474
63,862 Gilead Sciences, Inc. 7,029,929
8,988 HCA Healthcare, Inc. 3,427,933
11,520 Hologic, Inc.* 716,198
6,185 Humana, Inc. 1,441,909
4,149 IDEXX Laboratories, Inc.* 2,129,931
18,281 Intuitive Surgical, Inc.* 10,097,328
9,155 IQVIA Holdings, Inc.* 1,284,721
123,508 Johnson & Johnson 19,169,677
4,346 Labcorp Holdings, Inc. 1,082,024
6,487 McKesson Corp. 4,667,461
65,578 Medtronic PLC 5,441,662
129,324 Merck & Co., Inc. 9,937,256
1,063 Mettler-Toledo International,
Inc.* 1,228,318
289,832 Pfizer, Inc. 6,808,154
5,704 Quest Diagnostics, Inc. 988,731
5,333 Regeneron Pharmaceuticals, Inc. 2,614,663
7,441 ResMed, Inc. 1,821,482
19,261 Royalty Pharma PLC, Class A 633,302
5,041 STERIS PLC 1,236,104
17,632 Stryker Corp. 6,746,709
19,313 Thermo Fisher Scientific, Inc. 7,779,663
46,805 UnitedHealth Group, Inc. 14,130,898
7,539 Veeva Systems, Inc., Class A* 2,108,658
13,159 Vertex Pharmaceuticals, Inc.* 5,816,936
3,021 Waters Corp.* 1,055,054
3,685 West Pharmaceutical Services,
Inc. 776,982
10,173 Zimmer Biomet Holdings, Inc. 937,645
23,178 Zoetis, Inc. 3,908,506
246,076,299
Industrials – 8.5%
27,780 3M Co. 4,121,163
11,792 AMETEK, Inc. 2,107,702
20,837 Automatic Data Processing, Inc. 6,783,069
3,670 Axon Enterprise, Inc.* 2,753,821
36,899 Boeing Co. (The)* 7,649,901
6,023 Broadridge Financial Solutions,
Inc. 1,462,565
41,211 Carrier Global Corp. 2,934,223
24,660 Caterpillar, Inc. 8,582,420
17,526 Cintas Corp. 3,969,639
43,424 Copart, Inc.* 2,235,468
100,148 CSX Corp. 3,163,675
6,984 Cummins, Inc. 2,245,216
12,777 Deere & Co. 6,468,484
32,836 Delta Air Lines, Inc. 1,588,934
7,118 Dover Corp. 1,265,225
20,105 Eaton Corp. PLC 6,437,621
29,232 Emerson Electric Co. 3,489,716
6,235 Equifax, Inc. 1,647,225
7,350 Expeditors International of
Washington, Inc. 828,566
58,502 Fastenal Co. 2,418,473
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
11,475 FedEx Corp. $ 2,502,698
9,662 Ferguson Enterprises, Inc. 1,761,769
18,010 Fortive Corp. 1,264,122
14,012 GE Vernova, Inc. 6,627,396
11,566 General Dynamics Corp. 3,221,015
54,835 General Electric Co. 13,484,475
33,231 Honeywell International, Inc. 7,532,471
20,635 Howmet Aerospace, Inc. 3,505,680
15,090 Illinois Tool Works, Inc. 3,698,257
20,703 Ingersoll Rand, Inc. 1,690,193
4,230 J.B. Hunt Transport Services, Inc. 587,336
33,631 Johnson Controls International
PLC 3,409,174
9,666 L3Harris Technologies, Inc. 2,361,790
6,549 Leidos Holdings, Inc. 972,657
12,022 Lockheed Martin Corp. 5,799,172
11,144 Masco Corp. 695,608
11,558 Norfolk Southern Corp. 2,856,213
7,368 Northrop Grumman Corp. 3,571,785
9,576 Old Dominion Freight Line, Inc. 1,533,788
20,493 Otis Worldwide Corp. 1,954,008
26,427 PACCAR, Inc. 2,480,174
6,519 Parker-Hannifin Corp. 4,333,179
16,478 Paychex, Inc. 2,602,041
7,371 Quanta Services, Inc. 2,525,010
10,581 Republic Services, Inc. 2,722,386
5,861 Rockwell Automation, Inc. 1,849,439
15,198 Rollins, Inc. 870,086
68,428 RTX Corp. 9,339,053
2,655 Snap-on, Inc. 851,591
27,722 Southwest Airlines Co. 925,360
11,157 SS&C Technologies Holdings,
Inc. 901,597
11,517 Trane Technologies PLC 4,955,420
2,795 TransDigm Group, Inc. 4,104,262
9,899 TransUnion 847,651
103,695 Uber Technologies, Inc.* 8,726,971
30,678 Union Pacific Corp. 6,800,085
16,755 United Airlines Holdings, Inc.* 1,331,101
37,134 United Parcel Service, Inc.,
Class B 3,622,050
3,364 United Rentals, Inc. 2,382,990
7,180 Verisk Analytics, Inc. 2,255,525
17,434 Vertiv Holdings Co., Class A 1,881,652
2,269 W.W. Grainger, Inc. 2,467,674
20,512 Waste Management, Inc. 4,942,777
8,714 Westinghouse Air Brake
Technologies Corp. 1,763,016
12,158 Xylem, Inc. 1,532,394
218,196,197
Information Technology – 31.7%
31,946 Accenture PLC, Class A (Ireland) 10,121,132
21,814 Adobe, Inc.* 9,054,773
82,288 Advanced Micro Devices, Inc.* 9,111,750
5,882 Amdocs Ltd. 539,732
60,882 Amphenol Corp., Class A 5,475,118
25,302 Analog Devices, Inc. 5,414,122
4,427 ANSYS, Inc.* 1,464,540
749,407 Apple, Inc. 150,518,396

GOLDMAN SACHS MARKETBETA
®
U.S. EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
41,511 Applied Materials, Inc. $ 6,506,849
13,068 AppLovin Corp., Class A* 5,135,724
52,895 Arista Networks, Inc.* 4,582,823
4,905 ARM Holdings PLC ADR* 610,869
8,177 Atlassian Corp., Class A* 1,697,791
10,989 Autodesk, Inc.* 3,254,063
236,206 Broadcom, Inc. 57,178,386
13,971 Cadence Design Systems, Inc.* 4,010,655
6,894 CDW Corp. 1,243,402
204,184 Cisco Systems, Inc. 12,871,759
15,236 Cloudflare, Inc., Class A* 2,527,500
25,325 Cognizant Technology Solutions
Corp., Class A 2,051,072
39,393 Corning, Inc. 1,953,499
12,457 Crowdstrike Holdings, Inc.,
Class A* 5,871,856
15,435 Datadog, Inc., Class A* 1,819,478
15,418 Dell Technologies, Inc., Class C 1,715,561
1,228 Fair Isaac Corp.* 2,119,872
31,410 Fortinet, Inc.* 3,196,910
3,820 Gartner, Inc.* 1,667,124
28,362 Gen Digital, Inc. 807,750
3,881 GLOBALFOUNDRIES, Inc.* 138,940
65,953 Hewlett Packard Enterprise Co. 1,139,668
47,860 HP, Inc. 1,191,714
2,488 HubSpot, Inc.* 1,467,671
223,475 Intel Corp. 4,368,936
47,503 International Business Machines
Corp. 12,306,127
13,931 Intuit, Inc. 10,496,591
8,911 Keysight Technologies, Inc.* 1,399,383
6,835 KLA Corp. 5,173,275
65,665 Lam Research Corp. 5,305,075
43,897 Marvell Technology, Inc. 2,642,160
27,424 Microchip Technology, Inc. 1,591,689
56,865 Micron Technology, Inc. 5,371,468
375,833 Microsoft Corp. 173,018,480
12,618 MicroStrategy, Inc., Class A* 4,656,799
4,049 MongoDB, Inc.* 764,573
2,418 Monolithic Power Systems, Inc. 1,600,474
8,519 Motorola Solutions, Inc. 3,538,622
10,536 NetApp, Inc. 1,044,750
1,210,816 NVIDIA Corp. 163,617,566
22,055 ON Semiconductor Corp.* 926,751
83,766 Oracle Corp. 13,865,786
106,928 Palantir Technologies, Inc., Class
A* 14,090,972
33,589 Palo Alto Networks, Inc.* 6,463,195
56,764 QUALCOMM, Inc. 8,242,133
5,464 Roper Technologies, Inc. 3,115,955
47,812 Salesforce, Inc. 12,687,870
9,892 Seagate Technology Holdings
PLC 1,166,663
10,527 ServiceNow, Inc.* 10,643,744
16,259 Snowflake, Inc., Class A* 3,343,989
25,573 Super Micro Computer, Inc.* 1,023,431
7,871 Synopsys, Inc.* 3,651,987
15,278 TE Connectivity PLC
(Switzerland) 2,445,549
46,512 Texas Instruments, Inc. 8,504,719
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
12,644 Trimble, Inc.* $ 901,138
4,229 VeriSign, Inc. 1,152,276
10,938 Workday, Inc., Class A* 2,709,452
13,568 Zoom Communications, Inc.,
Class A* 1,102,400
4,760 Zscaler, Inc.* 1,312,332
810,706,809
Materials – 1.8%
11,225 Air Products and Chemicals, Inc. 3,130,765
35,128 Corteva, Inc. 2,487,062
34,944 CRH PLC 3,185,495
36,238 Dow, Inc. 1,005,242
21,421 DuPont de Nemours, Inc. 1,430,923
12,951 Ecolab, Inc. 3,440,045
73,166 Freeport-McMoRan, Inc. 2,815,428
13,068 International Flavors &
Fragrances, Inc. 1,000,486
26,670 International Paper Co. 1,275,093
24,193 Linde PLC 11,312,163
13,060 LyondellBasell Industries NV,
Class A 737,759
3,160 Martin Marietta Materials, Inc. 1,730,258
58,230 Newmont Corp. 3,069,886
11,981 Nucor Corp. 1,310,242
4,536 Packaging Corp. of America 876,219
12,038 PPG Industries, Inc. 1,333,810
11,920 Sherwin-Williams Co. (The) 4,277,015
4,539 Southern Copper Corp. (Mexico) 412,641
6,804 Vulcan Materials Co. 1,803,536
46,634,068
Real Estate – 2.0%
7,986 Alexandria Real Estate Equities,
Inc. REIT 560,537
23,957 American Tower Corp. REIT 5,142,370
7,281 AvalonBay Communities, Inc.
REIT 1,505,492
15,589 CBRE Group, Inc., Class A* 1,948,937
20,762 CoStar Group, Inc.* 1,527,253
22,107 Crown Castle, Inc. REIT 2,218,437
17,248 Digital Realty Trust, Inc. REIT 2,958,377
4,921 Equinix, Inc. REIT 4,373,883
17,514 Equity Residential REIT 1,228,432
3,255 Essex Property Trust, Inc. REIT 924,095
10,704 Extra Space Storage, Inc. REIT 1,617,910
29,326 Invitation Homes, Inc. REIT 988,286
14,841 Iron Mountain, Inc. REIT 1,464,955
5,974 Mid-America Apartment
Communities, Inc. REIT 935,827
47,443 Prologis, Inc. REIT 5,152,310
8,104 Public Storage REIT 2,499,355
45,673 Realty Income Corp. REIT 2,586,005
5,498 SBA Communications Corp.
REIT 1,274,931
16,638 Simon Property Group, Inc.
REIT 2,713,159
22,353 Ventas, Inc. REIT 1,436,851
52,920 VICI Properties, Inc. REIT 1,678,093
32,859 Welltower, Inc. REIT 5,069,487

GOLDMAN SACHS MARKETBETA
®
U.S. EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Real Estate – (continued)
37,488 Weyerhaeuser Co. REIT $ 971,314
50,776,296
Utilities – 2.3%
12,894 Alliant Energy Corp. 802,394
13,380 Ameren Corp. 1,296,254
28,523 American Electric Power Co.,
Inc. 2,951,845
9,971 American Water Works Co., Inc. 1,425,554
8,113 Atmos Energy Corp. 1,254,919
32,338 CenterPoint Energy, Inc. 1,204,267
15,214 CMS Energy Corp. 1,068,479
17,664 Consolidated Edison, Inc. 1,845,711
15,949 Constellation Energy Corp. 4,882,786
42,785 Dominion Energy, Inc. 2,424,626
10,515 DTE Energy Co. 1,436,875
39,466 Duke Energy Corp. 4,645,938
19,599 Edison International 1,090,684
21,551 Entergy Corp. 1,794,767
18,764 Eversource Energy 1,216,095
50,870 Exelon Corp. 2,229,123
27,904 FirstEnergy Corp. 1,170,294
105,125 NextEra Energy, Inc. 7,426,030
109,588 PG&E Corp. 1,849,846
37,766 PPL Corp. 1,312,369
25,573 Public Service Enterprise Group,
Inc. 2,072,180
33,389 Sempra 2,624,042
55,760 Southern Co. (The) 5,018,400
17,144 Vistra Corp. 2,752,812
16,162 WEC Energy Group, Inc. 1,736,445
29,432 Xcel Energy, Inc. 2,063,183
59,595,918
TOTAL COMMON STOCKS
(Cost $2,140,880,775)
2,548,979,685
Shares Dividend Rate Value
aa
Investment Company – 0.2%
(a)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
4,802,950 4.192% $ 4,802,950
(Cost $4,802,950)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $2,145,683,725)
2,553,782,635
a
Securities Lending Reinvestment Vehicle – 0.0%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
87,740 4.216% 87,740
(Cost $87,740)
TOTAL INVESTMENTS – 99.9%
(Cost $2,145,771,465)
$ 2,553,870,375
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
2,704,120
NET ASSETS – 100.0%
$ 2,556,574,495
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
(b) All or a portion of security is on loan.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At May 31, 2025, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
S&P 500 E-Mini Index 11 06/20/25 $ 3,253,800 $ 130,870

Goldman Sachs MarketBeta
®
ETFs
Schedule of Investments
May 31, 2025 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to rule 2a-5 under the Act (“Valuation Designee”) GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities— Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker or receivable for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Goldman Sachs MarketBeta
®
ETFs
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy.
Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying
Fund’s shareholder report.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31,
2025:
(a)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta
®
ETFs
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
MarketBeta
®
Emerging Markets Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 3,216,258 $ — $ —
Asia 94,348,845 2,000,105 33,303
Europe 1,199,417 — —
North America 2,137,109 — —
Oceania 11,905 — —
South America 4,261,931 1,226,844 —
Exchange-Traded Fund 574,513 — —
Investment Company 758,501 — —
Securities Lending Reinvestment Vehicle 847,859 — —
Total
$ 107,356,338 $ 3,226,949 $ 33,303
€ 1.00 € 1.00 € 1.00
(a)
MarketBeta
®
International Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 1,664,180 $ — $ —
Asia 253,439,078 — —
Europe 448,713,812 2,387,531 —
North America 80,532,908 451,724 —
Oceania 64,880,745 — —
South America 626,074 — —
Investment Company 7,044,022 — —
Securities Lending Reinvestment Vehicle 11,862,780 — —
Total
$ 868,763,599 $ 2,839,255 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 518,973 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
MarketBeta
®
Russell 1000 Growth Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 439,740 $ — $ —
North America 301,901,309 — —
South America 538,174 — —
Investment Company 513,204 — —
Total
$ 303,392,427 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 19,088 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta
®
ETFs
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon
(“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
MarketBeta
®
Russell 1000 Value Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 45,072 $ — $ —
Europe 3,438,260 — —
North America 360,347,174 — —
South America 100,769 — —
Investment Company 1,510,565 — —
Total
$ 365,441,840 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 29,738 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
MarketBeta
®
U.S. Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 1,569,369 $ — $ —
Europe 14,847,551 — —
North America 2,526,408,306 — —
South America 6,154,459 — —
Investment Company 4,802,950 — —
Securities Lending Reinvestment Vehicle 87,740 — —
Total
$ 2,553,870,375 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 130,870 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
(b)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta
®
ETFs
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial
Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government
Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of November 30, 2023, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.
The Funds’ risks include, but are not limited to, the following:
Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the
Index, (or a Reference Index if applicable) including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Investment Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the
Index.
Depositary Receipts Risk — Foreign securities may trade in the form of depositary receipts, which include American Depositary
Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”). To the extent the Fund acquires
Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that the
Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments.
Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted. The issuers of Depositary Receipts may discontinue issuing new Depositary Receipts and withdraw existing Depositary Receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.
Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions
(including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta
®
ETFs
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a
Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
Geographic Risk — If the Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/
or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.
Index Risk — Solactive AG (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. A
Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a
Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing each
Index, but it does not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders.
In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Provider can guarantee the availability or timeliness of the production of the Index.
Industry Concentration Risk — In following its methodology, an Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that an Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also will concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the applicable Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If an Index is not concentrated in a particular industry or group of industries, the applicable Fund will not concentrate in a particular industry or group of industries.
Large Shareholder Transactions Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the
Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on Cboe BZX
Exchange, Inc. and may, therefore, have a material upward or downward effect on the market price of the Shares.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta
®
ETFs
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions, or the spread of infectious illness or other public health threats, or the threat or potential of one or more such developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.
Mid-Cap Risk — Investments in mid-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a
Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)